UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2020

Item 1. Schedule of Investments.

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio
Common Stocks | 96.3%
Brazil | 4.4%
Duratex SA	585,341	$1,868,830
Pagseguro Digital, Ltd., Class A (*)	36,433	1,373,888
Petroleo Brasileiro SA (Preference Shares)	601,960	2,101,967
Rumo SA (*)	669,244	2,271,371
		7,616,056
Canada | 1.3%
First Quantum Minerals, Ltd.	243,567	2,171,259
China | 37.4%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	46,688	13,725,338
Anhui Conch Cement Co., Ltd., Class H	138,000	954,132
Beijing Enterprises Water Group, Ltd.	3,930,000	1,523,572
Beijing Thunisoft Corp., Ltd. Class A	363,500	1,275,979
China State Construction International Holdings, Ltd.	2,134,160	1,397,383
Chow Tai Seng Jewellery Co., Ltd., Class A	429,400	1,571,985
CNOOC, Ltd.	1,640,756	1,588,201
Minth Group, Ltd.	958,000	4,191,859
NetEase, Inc. ADR	6,593	2,997,639
New Oriental Education & Technology Group, Inc. Sponsored ADR (*)	14,776	2,209,012
Ping An Insurance (Group) Co. of China, Ltd., Class H	329,500	3,399,199
Shenzhen Inovance Technology Co., Ltd., Class A	173,000	1,474,880
Shenzhen Sunway Communication Co., Ltd., Class A	189,900	1,530,692
Tencent Holdings, Ltd.	192,900	12,845,862
Tencent Music Entertainment Group ADR (*)	172,690	2,550,631
Trip.com Group, Ltd. ADR (*)	75,750	2,358,855
Weibo Corp. Sponsored ADR (*)	41,674	1,518,184
Wuliangye Yibin Co., Ltd. Class A	78,800	2,565,104
Xiabuxiabu Catering Management China Holdings Co., Ltd.	1,607,000	1,984,738
Zhongsheng Group Holdings, Ltd.	211,000	1,326,192
ZTO Express Cayman, Inc. ADR	56,622	1,694,130
		64,683,567
Colombia | 0.9%
Bancolombia SA Sponsored ADR	63,573	1,624,290
Hong Kong | 2.1%
China Gas Holdings, Ltd.	553,200	1,577,575
Techtronic Industries Co., Ltd.	161,002	2,117,121
		3,694,696
Description	Shares	Fair Value
India | 9.7%
HDFC Bank, Ltd. ADR (*)	70,934	$3,543,863
ICICI Bank, Ltd. Sponsored ADR (*)	293,070	2,880,878
Motherson Sumi Systems, Ltd.	1,132,060	1,773,609
Mphasis, Ltd.	95,359	1,790,011
Reliance Industries, Ltd.	90,011	2,741,486
Shriram Transport Finance Co., Ltd.	110,011	930,898
UPL, Ltd.	464,591	3,184,287
		16,845,032
Indonesia | 2.6%
PT Bank Central Asia Tbk	1,140,900	2,082,113
PT Bank Rakyat Indonesia (Persero) Tbk	11,598,800	2,379,382
		4,461,495
Macau | 1.6%
SJM Holdings, Ltd.	2,277,000	2,689,072
Mexico | 1.3%
Grupo Financiero Banorte SAB de CV, Class O (*)	644,857	2,234,536
Peru | 1.4%
Credicorp, Ltd.	19,875	2,464,301
Philippines | 1.9%
BDO Unibank, Inc.	1,048,955	1,872,291
International Container Terminal Services, Inc.	584,009	1,325,645
		3,197,936
Russia | 5.0%
Mail.Ru Group, Ltd. GDR (*)	74,143	2,026,543
Novatek OAO Sponsored GDR	8,044	1,100,658
QIWI PLC Sponsored ADR	109,189	1,894,429
Sberbank of Russia PJSC (*), (‡)	782,955	2,301,860
Yandex NV Class A (*)	19,402	1,265,981
		8,589,471
South Africa | 2.5%
Capitec Bank Holdings, Ltd.	41,255	2,553,557
Standard Bank Group, Ltd.	266,094	1,713,603
		4,267,160
South Korea | 11.0%
NCSoft Corp.	3,732	2,570,278
Samsung Biologics Co., Ltd. (*)	1,824	1,075,310
Samsung Electronics Co., Ltd.	188,153	9,480,216
SK Hynix, Inc.	38,095	2,733,382
WONIK IPS Co., Ltd. (*)	107,911	3,072,818
		18,932,004
Taiwan | 12.3%
Airtac International Group	112,000	2,532,220

Description	Shares	Fair Value
Lazard Developing Markets Equity Portfolio (concluded)
ASE Technology Holding Co., Ltd.	823,289	$1,691,704
Bizlink Holding, Inc.	302,000	2,365,982
Chroma ATE, Inc.	485,000	2,574,974
Hiwin Technologies Corp.	245,560	2,421,184
Largan Precision Co., Ltd.	15,860	1,853,042
MediaTek, Inc.	55,000	1,159,780
Silicon Motion Technology Corp. ADR	37,893	1,431,598
Taiwan Semiconductor Manufacturing Co., Ltd.	350,000	5,256,501
		21,286,985
United Kingdom | 0.9%
KAZ Minerals PLC	242,807	1,639,664
Total Common Stocks (Cost $138,440,808)		166,397,524
Preferred Stocks | 1.6%
Brazil | 1.6%
Banco Bradesco SA ADR (Cost $4,188,604)	821,425	2,817,488
Short-Term Investments | 0.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $377,717)	377,717	377,717
Total Investments | 98.1% (Cost $143,007,129)		$169,592,729
Cash and Other Assets in Excess of Liabilities | 1.9%		3,249,090
Net Assets | 100.0%		$172,841,819

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio
Common Stocks | 97.9%
Argentina | 1.0%
MercadoLibre, Inc. (*)	1,689	$1,828,309
Brazil | 5.1%
Azul SA ADR (*)	48,715	641,090
Banco BTG Pactual SA	134,595	1,745,980
Banco do Brasil SA	342,200	1,804,869
C&A Modas Ltda	435,500	893,349
CCR SA	338,330	763,304
Lojas Renner SA	89,200	629,780
Rumo SA (*)	461,058	1,564,801
Telefonica Brasil SA ADR	155,199	1,190,376
		9,233,549
Brazil | 1.0%
Pet Center Comercio e Participacoes SA	713,081	1,815,748
Canada | 0.7%
Parex Resources, Inc. (*)	112,334	1,183,618
China | 38.5%
21Vianet Group, Inc. ADR (*)	107,106	2,480,575
Alibaba Group Holding, Ltd.	48,300	1,786,070
Alibaba Group Holding, Ltd. Sponsored ADR (*)	49,403	14,523,494
Bilibili, Inc. Sponsored ADR (*)	21,389	889,782
Budweiser Brewing Co. APAC, Ltd.	616,600	1,801,213
China National Building Material Co., Ltd., Class H	2,626,000	3,325,264
China Overseas Land & Investment, Ltd.	599,500	1,511,937
Industrial & Commercial Bank of China, Ltd., Class H	9,398,633	4,899,827
Kingsoft Cloud Holdings, Ltd. ADR	42,018	1,240,791
Midea Group Co., Ltd., Class A	115,800	1,238,115
NetEase, Inc.	53,800	965,057
NetEase, Inc. ADR	4,712	2,142,405
New Oriental Education & Technology Group, Inc. Sponsored ADR (*)	19,609	2,931,545
PICC Property & Casualty Co., Ltd., Class H	1,689,770	1,182,355
Ping An Insurance (Group) Co. of China, Ltd., Class H	445,000	4,590,724
Prosus NV (*)	10,266	946,710
Shenzhen Sunway Communication Co., Ltd., Class A	193,800	1,562,128
Shenzhou International Group Holdings, Ltd.	172,191	2,923,852
Tencent Holdings, Ltd.	221,800	14,770,410
Wuliangye Yibin Co., Ltd. Class A	80,800	2,630,209
Wuxi Biologics Cayman, Inc. (*)	73,500	1,803,725
		70,146,188
Description	Shares	Fair Value
Hong Kong | 2.6%
China Gas Holdings, Ltd.	429,400	$1,224,531
Techtronic Industries Co., Ltd.	273,500	3,596,431
		4,820,962
India | 10.2%
HDFC Bank, Ltd. ADR (*)	105,998	5,295,660
Hindalco Industries, Ltd.	772,081	1,846,727
Infosys, Ltd. Sponsored ADR	200,661	2,771,128
Maruti Suzuki India, Ltd.	18,801	1,727,318
Motherson Sumi Systems, Ltd.	545,544	854,709
Reliance Industries, Ltd.	117,331	3,573,578
UPL, Ltd.	356,951	2,446,527
		18,515,647
Indonesia | 1.3%
PT Bank Mandiri (Persero) Tbk	4,243,700	1,424,031
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	52,651	914,548
		2,338,579
Luxembourg | 0.9%
Ternium SA Sponsored ADR (*)	83,978	1,581,306
Mexico | 2.5%
Arca Continental SAB de CV	272,645	1,180,888
Gruma SAB de CV, Class B	133,943	1,484,419
Grupo Aeroportuario del Pacifico SAB de CV ADR	11,517	928,731
Grupo Financiero Banorte SAB de CV, Class O (*)	284,500	985,840
		4,579,878
Peru | 0.6%
Credicorp, Ltd.	8,738	1,083,425
Philippines | 0.9%
BDO Unibank, Inc.	927,701	1,655,863
Poland | 0.9%
CD Projekt SA (*)	15,937	1,722,871
Portugal | 0.5%
Galp Energia SGPS SA	104,039	964,347
Russia | 4.0%
LUKOIL PJSC Sponsored ADR	69,651	4,027,147
Sberbank of Russia PJSC Sponsored ADR (London) (*)	219,827	2,564,656
Sberbank of Russia PJSC Sponsored ADR (United States) (*)	53,682	626,469
		7,218,272
South Africa | 2.7%
Mondi PLC	104,564	2,200,599
Naspers, Ltd., N Shares (*)	9,752	1,720,025

Description	Shares	Fair Value
Lazard Emerging Markets Core Equity Portfolio (concluded)
The Bidvest Group, Ltd.	113,870	$937,291
		4,857,915
South Korea | 10.6%
DB Insurance Co., Ltd.	26,647	1,038,939
NCSoft Corp.	4,563	3,142,599
Orion Corp.	10,827	1,221,785
Samsung Electronics Co., Ltd.	211,308	10,646,896
SK Hynix, Inc.	45,285	3,249,277
		19,299,496
Taiwan | 11.1%
Accton Technology Corp.	151,000	1,166,561
Largan Precision Co., Ltd.	15,000	1,752,561
Micro-Star International Co., Ltd.	391,000	1,806,538
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	192,038	15,568,521
		20,294,181
United Kingdom | 1.9%
Unilever NV NY Shares	57,788	3,490,395
United States | 0.9%
Yum China Holdings, Inc.	32,234	1,706,790
Total Common Stocks (Cost $144,746,622)		178,337,339
Preferred Stocks | 0.3%
Brazil | 0.3%
Itau Unibanco Holding SA Sponsored ADR (Cost $1,239,704)	154,387	614,460
Short-Term Investments | 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $2,225,675)	2,225,675	2,225,675
Total Investments | 99.4% (Cost $148,212,001)		$181,177,474
Cash and Other Assets in Excess of Liabilities | 0.6%		1,055,054
Net Assets | 100.0%		$182,232,528

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio
Common Stocks | 99.7%
Argentina | 0.2%
Globant SA (*)	319	$57,171
Brazil | 2.1%
Ambev SA	21,400	47,785
B3 SA - Brasil Bolsa Balcao	4,300	42,120
Minerva SA (*)	25,000	52,263
Pagseguro Digital, Ltd., Class A (*)	1,451	54,717
Petroleo Brasileiro SA (Preference Shares)	17,439	60,895
Totvs SA	14,300	69,006
Vale SA	22,909	241,128
		567,914
Brazil | 0.7%
Afya, Ltd., Class A Class A (*)	2,147	58,484
Cia Paranaense de Energia (Preference Shares)	4,300	47,480
WEG SA	6,500	76,043
		182,007
China | 43.5%
A-Living Services Co., Ltd., Class H	6,250	31,825
AECC Aero-Engine Control Co., Ltd., Class A	47,900	139,121
Agricultural Bank of China, Ltd., Class H	355,000	111,153
Alibaba Group Holding, Ltd. Sponsored ADR (*)	8,526	2,506,473
Anhui Conch Cement Co., Ltd., Class H	27,000	186,678
Anhui Guangxin Agrochemical Co., Ltd., Class A (*)	39,900	105,814
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	60,700	52,170
Baidu, Inc. Sponsored ADR (*)	550	69,625
Bank of China, Ltd., Class H	189,000	58,844
Bank of Communications Co., Ltd., Class H	271,000	130,322
Bank of Jiangsu Co., Ltd., Class A	100,400	89,681
Brilliance China Automotive Holdings, Ltd.	54,000	50,816
C&S Paper Co., Ltd., Class A	15,500	49,013
China CITIC Bank Corp., Ltd., Class H	170,000	65,997
China Construction Bank Corp., Class H	433,000	281,975
China Everbright Bank Co., Ltd., Class H	254,000	80,217
China Feihe, Ltd.	28,000	65,259
China Lesso Group Holdings, Ltd.	54,000	97,655
China Life Insurance Co., Ltd., Class H	25,000	56,745
China Medical System Holdings, Ltd.	61,000	67,705
China Merchants Bank Co., Ltd., Class H	51,500	245,242
China Minsheng Banking Corp., Ltd., Class H	560,000	293,780
China Mobile, Ltd.	38,500	247,503
China Overseas Property Holdings, Ltd.	65,000	53,290
Description	Shares	Fair Value
China Pacific Insurance Group Co., Ltd., Class A	11,100	$50,941
China Resources Cement Holdings, Ltd.	68,000	93,276
China Resources Land, Ltd.	20,000	90,956
China Resources Power Holdings Co., Ltd.	38,000	42,060
China Shenhua Energy Co., Ltd., Class H	70,000	126,143
China Telecom Corp., Ltd., Class H	230,000	68,990
China Unicom Hong Kong, Ltd.	46,000	30,160
China Vanke Co., Ltd., Class H	13,400	41,109
China Yuhua Education Corp., Ltd.	104,000	89,287
CNOOC, Ltd.	122,000	118,092
Country Garden Services Holdings Co., Ltd.	10,000	64,708
CSC Financial Co., Ltd., Class H	63,000	89,033
CSPC Pharmaceutical Group, Ltd.	72,400	140,486
Dali Foods Group Co., Ltd.	74,500	45,559
ENN Energy Holdings, Ltd.	5,200	56,730
G-bits Network Technology Xiamen Co., Ltd., Class A	600	54,924
Gansu Shangfeng Cement Co., Ltd., Class A	18,700	66,290
Great Wall Motor Co., Ltd. Class H	131,500	167,572
Guangdong South New Media Co., Ltd., Class A	3,100	42,636
Guangdong Tapai Group Co., Ltd., Class A	18,900	38,617
Guangzhou Wondfo Biotech Co., Ltd., Class A	6,300	77,268
Hansoh Pharmaceutical Group Co., Ltd. (*)	14,000	68,562
Industrial & Commercial Bank of China, Ltd., Class H	231,000	120,428
JD.com, Inc. ADR (*)	4,641	360,188
Jiangsu Hengrui Medicine Co., Ltd., Class A	4,160	55,067
Jiangzhong Pharmaceutical Co., Ltd., Class A	43,400	74,214
Kunlun Energy Co., Ltd.	72,000	47,453
Li Ning Co., Ltd.	33,500	157,195
Lonking Holdings, Ltd.	96,000	25,548
Luxshare Precision Industry Co., Ltd., Class A	7,629	64,433
Meituan Dianping, Class B Class B (*)	13,900	437,145
NanJi E-Commerce Co., Ltd., Class A	19,700	49,959
NetEase, Inc. ADR	352	160,044
New China Life Insurance Co., Ltd. Class H	13,200	49,793
New Oriental Education & Technology Group, Inc. Sponsored ADR (*)	520	77,740
Pharmaron Beijing Co., Ltd., Class H	8,400	105,025
Pinduoduo, Inc. ADR (*)	1,034	76,671
Ping An Insurance (Group) Co. of China, Ltd., Class H	37,500	386,859
Sany Heavy Industry Co., Ltd., Class A	21,400	78,112
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	1,300	66,484

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
Shenzhou International Group Holdings, Ltd.	3,000	$50,941
Sinotruk Hong Kong, Ltd.	26,000	66,854
TAL Education Group ADR (*)	1,087	82,655
Tencent Holdings, Ltd.	24,900	1,658,175
Tencent Music Entertainment Group ADR (*)	4,821	71,206
Tian Di Science & Technology Co., Ltd., Class A	139,800	62,392
Vipshop Holdings, Ltd. ADR (*)	6,581	102,927
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	12,400	72,418
Xiaomi Corp., Class B Class B (*)	54,600	145,829
Zhongsheng Group Holdings, Ltd.	10,500	65,995
		11,572,052
Colombia | 0.3%
Ecopetrol SA Sponsored ADR	6,967	68,555
Greece | 0.6%
Hellenic Telecommunications Organization SA	11,590	167,316
Hong Kong | 0.4%
Shimao Group Holdings, Ltd.	16,000	66,491
Vinda International Holdings, Ltd.	15,000	49,445
		115,936
Hungary | 0.6%
Richter Gedeon Nyrt.	7,181	151,595
India | 6.5%
Axis Bank, Ltd. GDR (*)	870	25,473
Dr Reddy’s Laboratories, Ltd. ADR	4,286	298,134
GAIL India, Ltd. GDR	4,980	35,157
HDFC Bank, Ltd. ADR (*)	6,162	307,853
ICICI Bank, Ltd. Sponsored ADR (*)	7,126	70,049
Infosys, Ltd. Sponsored ADR	29,594	408,693
Reliance Industries, Ltd. Sponsored GDR (#)	3,961	240,685
State Bank of India GDR (*)	1,353	34,218
Wipro, Ltd. ADR	35,493	166,817
WNS Holdings, Ltd. ADR (*)	1,968	125,873
		1,712,952
Indonesia | 1.9%
Kalbe Farma Tbk PT	536,800	56,067
PT Bank Central Asia Tbk	80,800	147,458
PT Bank Mandiri (Persero) Tbk	233,100	78,220
PT Bank Rakyat Indonesia (Persero) Tbk	167,200	34,299
PT Gudang Garam Tbk (*)	15,500	41,788
PT Indofood CBP Sukses Makmur Tbk	109,500	74,198
Description	Shares	Fair Value
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	3,476	$60,378
		492,408
Malaysia | 2.8%
Frontken Corp. Bhd	59,600	52,350
Hartalega Holdings Berhad	37,300	147,313
Hong Leong Financial Group Bhd	16,400	56,588
Kossan Rubber Industries	23,100	77,060
MISC Bhd	56,400	101,762
Nestle Malaysia Berhad	1,100	37,438
Petronas Chemicals Group Bhd	51,600	69,999
Tenaga Nasional Bhd	36,300	91,769
Top Glove Corp. Berhad	54,700	110,495
		744,774
Mexico | 2.9%
America Movil SAB de CV, Class | Sponsored ADR	11,815	147,569
Arca Continental SAB de CV	31,500	136,434
Coca-Cola Femsa SAB de CV Sponsored ADR	1,734	70,608
Gruma SAB de CV, Class B	4,205	46,602
Grupo Mexico SAB de CV, Series B	19,900	50,624
Kimberly-Clark de Mexico SAB de CV, Series A	30,300	48,098
Qualitas Controladora SAB de CV	31,100	117,289
Wal-Mart de Mexico SAB de CV	60,800	145,872
		763,096
Philippines | 0.7%
International Container Terminal Services, Inc.	28,950	65,714
Metropolitan Bank & Trust Co.	35,700	28,132
Puregold Price Club, Inc.	93,300	94,305
		188,151
Poland | 1.5%
Dino Polska SA (*)	1,471	86,569
KGHM Polska Miedz SA (*)	4,374	133,219
Polskie Gornictwo Naftowe i Gazownictwo SA	89,868	117,069
Powszechna Kasa Oszczednosci Bank Polski SA (*)	9,935	54,414
		391,271
Russia | 3.3%
Gazprom PJSC Sponsored ADR	10,209	44,415
LUKOIL PJSC Sponsored ADR	3,048	176,232
MMC Norilsk Nickel PJSC ADR	3,291	79,122
PhosAgro PJSC GDR	2,773	33,355
Polyus PJSC GDR	1,187	124,742

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (continued)
RusHydro PJSC ADR (*)	45,854	$41,968
Sberbank of Russia PJSC Sponsored ADR (London) (*)	19,668	229,461
Tatneft PJSC Sponsored ADR	2,360	84,316
Yandex NV Class A (*)	818	53,374
		866,985
Singapore | 0.2%
BOC Aviation, Ltd.	9,000	61,310
South Africa | 2.1%
Anglo American Platinum, Ltd.	581	40,304
Clicks Group, Ltd.	2,985	39,562
FirstRand, Ltd.	20,133	49,472
Kumba Iron Ore, Ltd.	1,941	57,370
Naspers, Ltd., N Shares (*)	1,219	215,003
Ninety One, Ltd. (*)	13,199	34,634
Northam Platinum, Ltd. (*)	3,789	38,445
Sasol, Ltd. (*)	6,312	48,383
Sibanye Stillwater, Ltd.	16,164	44,982
		568,155
South Korea | 13.4%
BGF retail Co., Ltd.	271	28,505
BNK Financial Group, Inc.	10,143	43,583
Celltrion, Inc. (*)	418	91,967
Coway Co Ltd.	1,179	80,901
DongKook Pharmaceutical Co., Ltd.	2,381	55,649
DoubleUGames Co., Ltd.	911	57,987
Hana Financial Group, Inc.	9,730	231,573
Hansol Chemical Co., Ltd.	413	52,728
Hyundai Mobis Co., Ltd.	518	101,751
Kakao Corp.	201	62,570
KB Financial Group, Inc. ADR	3,291	105,707
Kia Motors Corp.	4,231	172,428
Kolmar BNH Co., Ltd.	887	46,739
Korea Electric Power Corp. (*)	2,438	42,497
Korea Zinc Co., Ltd.	315	102,532
KT&G Corp.	822	58,031
LG Electronics, Inc.	1,131	89,738
LG Household & Health Care, Ltd.	97	120,422
LG Household & Health Care, Ltd. (Preference Shares)	78	47,272
LOTTE Fine Chemical Co., Ltd.	4,414	186,458
Mirae Asset Daewoo Co., Ltd.	8,245	60,789
NAVER Corp.	438	110,898
NCSoft Corp.	131	90,221
Orion Corp.	394	44,461
Samsung Electronics Co., Ltd. GDR	996	1,261,157
Description	Shares	Fair Value
Samsung Engineering Co., Ltd. (*)	4,489	$40,451
Shinhan Financial Group Co., Ltd.	4,213	97,975
SK Telecom Co., Ltd.	359	73,015
		3,558,005
Taiwan | 14.0%
Asia Cement Corp.	40,000	57,493
ASMedia Technology, Inc.	1,000	50,725
Delta Electronics, Inc.	40,000	262,298
Elan Microelectronics Corp.	29,000	146,729
eMemory Technology, Inc.	3,000	53,191
Evergreen Marine Corp. Taiwan, Ltd. (*)	91,000	49,834
Gigabyte Technology Co., Ltd.	31,000	81,177
International Games System Co., Ltd.	4,000	106,888
Lotes Co., Ltd.	4,000	64,052
Makalot Industrial Co., Ltd.	12,000	71,324
Micro-Star International Co., Ltd.	25,000	115,508
momo.com, Inc.	2,000	48,828
Nien Made Enterprise Co., Ltd.	8,000	95,296
Parade Technologies, Ltd.	2,000	73,203
Sensortek Technology Corp.	1,342	37,056
Standard Foods Corp.	32,000	67,331
Taiwan Cement Corp.	33,600	48,174
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	22,519	1,825,615
TXC Corp.	21,000	52,728
United Microelectronics Corp.	201,000	197,016
Voltronic Power Technology Corp.	4,200	143,346
Wan Hai Lines, Ltd.	102,000	75,143
		3,722,955
Thailand | 1.4%
Carabao Group Public Co., Ltd., Class F (‡)	13,600	50,215
Com7 Public Co., Ltd. NVDR	43,200	54,303
Delta Electronics Thailand Public Co., Ltd. NVDR	24,800	122,635
Hana Microelectronics Public Co., Ltd. NVDR	78,700	108,205
PTT Exploration & Production Public Co., Ltd. (‡)	13,200	32,909
		368,267
Turkey | 0.4%
BIM Birlesik Magazalar AS	4,547	40,954
Turk Telekomunikasyon AS	43,138	39,846
Turkcell Iletisim Hizmetleri AS	18,844	37,044
		117,844
United States | 0.2%
Yum China Holdings, Inc.	1,057	55,968

Description	Shares	Fair Value
Lazard Emerging Markets Equity Advantage Portfolio (concluded)
Total Common Stocks (Cost $24,167,753)		$26,494,687
Short-Term Investments | 1.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $299,540)	299,540	299,540
Total Investments | 100.8% (Cost $24,467,293)		$26,794,227
Liabilities in Excess of Cash and Other Assets | (0.8)%		(209,650)
Net Assets | 100.0%		$26,584,577

Description	Shares	Fair Value
Lazard Emerging Markets Equity Blend Portfolio
Common Stocks | 96.5%
Brazil | 3.1%
Banco do Brasil SA	110,657	$583,639
CCR SA	199,130	449,256
Cia de Saneamento do Parana	45,800	207,474
Construtora Tenda SA	26,800	135,434
Log-in Logistica Intermodal SA (*)	63,800	167,910
Pagseguro Digital, Ltd., Class A (*)	20,369	768,115
		2,311,828
Brazil | 0.5%
Banco Pan SA (Preference Shares)	120,600	174,375
Lojas Quero Quero S/A	81,142	201,558
		375,933
Canada | 1.3%
First Quantum Minerals, Ltd.	110,203	982,396
Chile | 0.1%
Geopark, Ltd.	14,903	109,686
China | 29.4%
21Vianet Group, Inc. ADR (*)	10,520	243,643
360 DigiTech, Inc. ADR (*)	15,194	181,416
Alibaba Group Holding, Ltd. Sponsored ADR (*)	13,470	3,959,911
Anhui Conch Cement Co., Ltd., Class H	116,500	805,481
Ausnutria Dairy Corp., Ltd.	113,883	181,101
Baidu, Inc. Sponsored ADR (*)	6,433	814,353
China Aoyuan Group, Ltd.	155,000	159,070
China Construction Bank Corp., Class H	1,753,281	1,141,758
China Meidong Auto Holdings, Ltd.	84,000	323,389
China Merchants Bank Co., Ltd., Class H	199,000	947,634
China Mobile, Ltd. Sponsored ADR	20,896	672,015
China Shenhua Energy Co., Ltd., Class H	429,000	773,078
CNOOC, Ltd.	1,300,710	1,259,047
Huami Corp. ADR (*)	13,730	176,430
JNBY Design, Ltd.	211,000	204,075
Kaisa Prosperity Holdings, Ltd.	47,000	141,682
NetEase, Inc. ADR	3,419	1,554,517
Ping An Insurance (Group) Co. of China, Ltd., Class H	232,000	2,393,366
Precision Tsugami China Corp., Ltd.	186,000	156,627
Sinopharm Group Co., Ltd., Class H	211,200	448,278
Tencent Holdings, Ltd.	39,592	2,636,565
Tianyun International Holdings, Ltd.	1,582,000	208,595
West China Cement, Ltd.	1,140,000	169,345
Wuliangye Yibin Co., Ltd. Class A	39,600	1,289,063
Zhuzhou CRRC Times Electric Co., Ltd., Class H	52,200	176,032
Description	Shares	Fair Value
ZTO Express Cayman, Inc. ADR	20,556	$615,035
		21,631,506
Colombia | 0.9%
Bancolombia SA Sponsored ADR	24,614	628,888
Czech Republic | 0.3%
Moneta Money Bank AS	79,856	183,808
Egypt | 1.3%
Commercial International Bank Egypt SAE GDR	141,190	605,948
Credit Agricole Egypt SAE	97,291	163,611
Six of October Development & Investment	237,220	189,298
		958,857
Estonia | 0.2%
Tallinna Sadam AS	66,919	134,165
Georgia | 0.5%
Bank of Georgia Group PLC (*)	16,368	187,829
TBC Bank Group PLC (*)	12,688	165,725
		353,554
Greece | 0.3%
OPAP SA	22,056	209,191
Hong Kong | 2.7%
China Water Affairs Group, Ltd.	238,000	187,428
NewOcean Energy Holdings, Ltd. (*)	496,000	44,256
Techtronic Industries Co., Ltd.	124,782	1,640,841
TK Group Holdings, Ltd.	308,000	102,600
		1,975,125
Hungary | 0.9%
OTP Bank Nyrt. (*)	21,143	635,919
India | 11.0%
Axis Bank, Ltd. (*)	178,862	1,038,261
Bajaj Auto, Ltd.	17,239	673,551
Gujarat State Petronet, Ltd.	80,616	229,154
HCL Technologies, Ltd.	53,167	585,301
ICICI Bank, Ltd. Sponsored ADR (*)	125,199	1,230,706
Infosys, Ltd. Sponsored ADR	68,516	946,206
Jubilant Life Sciences, Ltd.	23,562	234,947
Kiri Industries, Ltd.	29,310	202,203
Petronet LNG, Ltd.	74,363	223,103
Reliance Industries, Ltd.	43,549	1,326,382
Tata Consultancy Services, Ltd.	24,780	840,447
The South Indian Bank, Ltd. (*)	748,459	68,651
Uflex, Ltd.	47,212	200,357
UPL, Ltd.	46,435	318,264
		8,117,533

Description	Shares	Fair Value
Lazard Emerging Markets Equity Blend Portfolio (continued)
Indonesia | 3.7%
PT Bank Mandiri (Persero) Tbk	1,897,200	$636,631
PT Bank Pembangunan Daerah Jawa Timur Tbk	4,641,000	159,502
PT Bank Rakyat Indonesia (Persero) Tbk	4,828,059	990,430
PT Bekasi Fajar Industrial Estate Tbk (*)	9,411,600	107,655
PT Erajaya Swasembada Tbk (*)	1,270,800	132,451
PT Media Nusantara Citra Tbk (*)	4,012,500	195,048
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	29,247	508,020
		2,729,737
Kenya | 0.2%
KCB Group, Ltd.	442,400	159,539
Kuwait | 0.3%
Human Soft Holding Co. KSC (*)	22,392	190,104
Mexico | 4.0%
America Movil SAB de CV, Class | Sponsored ADR	59,329	741,019
Credito Real SAB de CV (*)	164,400	81,414
Genomma Lab Internacional SAB de CV, B Shares (*)	236,000	230,968
Grupo Cementos de Chihuahua SAB de CV	50,000	232,978
Grupo Financiero Banorte SAB de CV, Class O (*)	143,690	497,910
Grupo Mexico SAB de CV, Series B	260,801	663,458
Kimberly-Clark de Mexico SAB de CV, Series A	299,500	475,429
		2,923,176
Oman | 0.2%
Ooredoo	160,160	161,304
Pakistan | 0.3%
Bank Alfalah, Ltd.	875,631	183,764
Poland | 0.3%
Eurocash SA (*)	24,650	91,734
Warsaw Stock Exchange	11,461	134,181
		225,915
Romania | 0.2%
NEPI Rockcastle PLC	38,928	160,050
Russia | 5.7%
Detsky Mir PJSC (‡)	148,650	224,625
LSR Group PJSC GDR	61,038	132,769
LUKOIL PJSC Sponsored ADR	12,543	720,094
Mobile TeleSystems PJSC Sponsored ADR	81,704	713,276
QIWI PLC Sponsored ADR	13,468	233,670
Sberbank of Russia PJSC (*), (‡)	199,357	586,102
Description	Shares	Fair Value
Sberbank of Russia PJSC Sponsored ADR (United States) (*)	91,822	$1,071,563
Yandex NV Class A (*)	7,333	478,478
		4,160,577
South Africa | 0.6%
Standard Bank Group, Ltd.	72,805	468,853
South Korea | 17.5%
BGF retail Co., Ltd.	1,897	199,532
ELP Corp.	8,031	68,626
HS Industries Co., Ltd.	42,467	306,021
Hyundai Mobis Co., Ltd.	4,007	787,097
InBody Co., Ltd.	15,377	208,909
KT&G Corp.	5,371	379,177
MegaStudyEdu Co., Ltd.	8,757	221,051
NCSoft Corp.	2,745	1,890,518
Nice Information & Telecommunication, Inc.	8,438	177,723
Ray Co., Ltd. (*)	5,008	179,261
Samjin Pharmaceutical Co., Ltd.	4,746	116,974
Samsung Electronics Co., Ltd.	89,331	4,501,003
SFA Engineering Corp.	9,193	299,971
Shinhan Financial Group Co., Ltd.	24,832	577,475
SK Hynix, Inc.	33,047	2,371,179
TES Co., Ltd.	6,430	141,101
WONIK IPS Co., Ltd. (*)	6,927	197,250
Zinus, Inc.	3,800	269,125
		12,891,993
Taiwan | 9.8%
Airtac International Group	35,000	791,319
Bizlink Holding, Inc.	22,000	172,356
Chailease Holding Co., Ltd.	47,840	217,372
Hon Hai Precision Industry Co., Ltd.	196,136	525,080
Largan Precision Co., Ltd.	4,614	539,088
Lotes Co., Ltd.	13,000	208,170
Lotus Pharmaceutical Co., Ltd. (*)	74,000	207,071
MediaTek, Inc.	20,000	421,738
Powertech Technology, Inc.	67,000	200,279
Poya International Co., Ltd.	10,000	191,148
Sercomm Corp.	77,000	193,051
Silicon Motion Technology Corp. ADR	19,786	747,515
Simplo Technology Co., Ltd.	17,000	176,653
Sunny Friend Environmental Technology Co., Ltd.	25,000	198,759
Taiwan Semiconductor Manufacturing Co., Ltd.	126,387	1,898,153
Tripod Technology Corp.	65,000	248,181
TSC Auto ID Technology Co., Ltd.	18,700	114,283

Description	Shares	Fair Value
Lazard Emerging Markets Equity Blend Portfolio (concluded)
Wiwynn Corp.	8,000	$181,714
		7,231,930
Ukraine | 0.2%
Kernel Holding SA	15,235	157,503
United Kingdom | 1.0%
Unilever NV	11,926	719,975
Total Common Stocks
(Cost $68,607,711)		70,972,809
Preferred Stocks | 0.7%
Brazil | 0.7%
Banco Bradesco SA ADR (Cost $1,083,788)	159,088	545,672
Short-Term Investments | 2.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $2,129,778)	2,129,778	2,129,778
Total Investments | 100.1% (Cost $71,821,277)		$73,648,259
Liabilities in Excess of Cash and Other Assets | (0.1)%		(91,328)
Net Assets | 100.0%		$73,556,931

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio
Common Stocks | 94.0%
Brazil | 4.0%
Banco do Brasil SA	13,654,426	$72,017,681
BB Seguridade Participacoes SA	11,395,700	49,248,320
CCR SA	18,630,945	42,033,169
		163,299,170
China | 20.9%
AAC Technologies Holdings, Inc.	6,171,165	33,503,988
Anhui Conch Cement Co., Ltd., Class H	11,253,451	77,806,326
Baidu, Inc. Sponsored ADR (*)	445,239	56,362,805
China Construction Bank Corp., Class H (^)	211,925,224	138,008,288
China Merchants Bank Co., Ltd., Class H	15,588,994	74,234,500
China Mobile, Ltd. Sponsored ADR (^)	2,433,441	78,259,463
China Shenhua Energy Co., Ltd., Class H (^)	29,235,610	52,683,946
China Vanke Co., Ltd., Class H	11,408,000	34,997,603
CNOOC, Ltd. (^)	48,997,532	47,428,085
CRRC Corp., Ltd., Class H (^)	117,585,000	47,082,596
ENN Energy Holdings, Ltd.	2,389,000	26,063,096
Hengan International Group Co., Ltd.	6,923,500	50,331,940
Ping An Insurance (Group) Co. of China, Ltd., Class H	4,478,500	46,201,249
Sinopharm Group Co., Ltd., Class H (^)	18,323,614	38,892,400
Weichai Power Co., Ltd., Class H	22,694,288	45,753,978
		847,610,263
Egypt | 1.2%
Commercial International Bank Egypt SAE GDR	11,666,352	50,068,693
Hong Kong | 1.2%
ASM Pacific Technology, Ltd.	4,653,900	47,569,479
Hungary | 1.7%
OTP Bank Nyrt. (*)	2,304,735	69,319,675
India | 14.6%
Axis Bank, Ltd. (*)	9,141,196	53,062,980
Bajaj Auto, Ltd.	938,327	36,661,671
Bharat Petroleum Corp., Ltd.	6,363,466	30,592,848
Bharti Infratel, Ltd.	12,533,242	29,951,780
Coal India, Ltd.	12,604,595	19,872,683
HCL Technologies, Ltd.	8,675,802	95,509,469
Hero MotoCorp, Ltd.	928,408	39,755,383
Infosys, Ltd. Sponsored ADR	7,311,412	100,970,600
Oil and Natural Gas Corp., Ltd.	35,570,521	33,565,086
Power Grid Corp. of India, Ltd.	14,103,611	31,146,192
Tata Consultancy Services, Ltd.	2,134,704	72,401,387
UPL, Ltd.	7,069,720	48,455,568
		591,945,647
Description	Shares	Fair Value
Indonesia | 3.9%
PT Astra International Tbk	110,483,100	$33,239,611
PT Bank Mandiri (Persero) Tbk	208,226,042	69,873,094
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	3,119,433	54,184,551
		157,297,256
Luxembourg | 0.8%
Ternium SA Sponsored ADR (*)	1,759,363	33,128,805
Mexico | 4.1%
America Movil SAB de CV, Class | Sponsored ADR	6,663,211	83,223,505
Grupo Mexico SAB de CV, Series B	20,448,793	52,020,198
Kimberly-Clark de Mexico SAB de CV, Series A	19,145,595	30,391,895
		165,635,598
Portugal | 0.9%
Galp Energia SGPS SA	4,015,603	37,221,000
Russia | 8.4%
ALROSA PAO (*), (‡)	51,715,860	49,176,818
LUKOIL PJSC Sponsored ADR	1,138,994	65,855,421
Magnit PJSC Sponsored GDR	2,292,344	34,201,328
Mobile TeleSystems PJSC Sponsored ADR	7,297,480	63,707,000
Novolipetsk Steel PJSC GDR	550,191	12,169,876
Sberbank of Russia PJSC (*), (‡)	39,081,091	114,897,040
		340,007,483
South Africa | 6.1%
Life Healthcare Group Holdings, Ltd.	25,777,474	26,277,365
Mondi PLC	1,751,946	36,870,542
Nedbank Group, Ltd.	5,002,741	30,040,354
Sanlam, Ltd.	8,426,948	26,102,986
Shoprite Holdings, Ltd.	4,577,818	37,309,523
Standard Bank Group, Ltd.	5,056,258	32,561,502
The Bidvest Group, Ltd.	3,580,206	29,469,537
Vodacom Group, Ltd.	4,107,873	30,195,457
		248,827,266
South Korea | 15.3%
Coway Co Ltd.	852,149	58,473,334
Hyundai Mobis Co., Ltd.	314,478	61,773,108
KB Financial Group, Inc.	2,095,528	67,580,121
KT&G Corp.	481,521	33,994,024
Samsung Electronics Co., Ltd.	3,853,281	194,150,158
Shinhan Financial Group Co., Ltd.	2,572,905	59,833,665
SK Hynix, Inc.	2,030,374	145,682,847
		621,487,257
Taiwan | 6.8%
Catcher Technology Co., Ltd.	4,066,000	25,599,096

Description	Shares	Fair Value
Lazard Emerging Markets Equity Portfolio (concluded)
Globalwafers Co., Ltd.	2,218,000	$29,527,810
Hon Hai Precision Industry Co., Ltd.	21,163,425	56,657,087
Novatek Microelectronics Corp.	4,667,000	43,027,329
Taiwan Semiconductor Manufacturing Co., Ltd.	8,187,913	122,970,790
		277,782,112
Thailand | 1.2%
Kasikornbank Public Co. Ltd. (‡)	10,353,754	25,226,744
The Siam Cement Public Co. Ltd. (‡)	2,494,500	25,348,450
		50,575,194
United Kingdom | 2.9%
Anglo American PLC	1,228,538	29,667,477
Unilever NV	1,452,502	87,687,885
		117,355,362
Total Common Stocks (Cost $3,805,387,888)		3,819,130,260
Exchange-Traded Funds | 5.1%
iShares Core MSCI Emerging Markets ETF	1,989,164	105,027,859
Vanguard FTSE Emerging Markets ETF	2,396,111	103,607,840
Total Exchange-Traded Funds (Cost $172,619,378)		208,635,699
Rights | 0.0%
Thailand | 0.0%
Siam Cement Co. (Expires 09/20/30) (Cost $0)	351,585	0
Short-Term Investments | 1.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $51,406,495)	51,406,495	51,406,495
Total Investments | 100.4% (Cost $4,029,413,761)		$4,079,172,454
Liabilities in Excess of Cash and Other Assets | (0.4)%		(15,750,970)
Net Assets | 100.0%		$4,063,421,484

Description	Shares	Fair Value
Lazard Equity Franchise Portfolio
Common Stocks | 95.8%
Belgium | 2.8%
Anheuser-Busch InBev SA/NV	36,615	$1,976,389
France | 7.4%
Bureau Veritas SA (*)	132,269	2,970,897
EssilorLuxottica SA (*)	16,163	2,197,933
		5,168,830
Germany | 4.0%
Fresenius Medical Care AG & Co. KGaA	33,109	2,795,654
Italy | 5.1%
Atlantia SpA (*)	88,899	1,394,076
Snam SpA	415,043	2,134,066
		3,528,142
Luxembourg | 5.2%
SES SA	508,349	3,596,403
Spain | 2.9%
Ferrovial SA	82,358	1,997,951
United Kingdom | 6.3%
National Grid PLC	256,998	2,958,487
United Utilities Group PLC	127,930	1,414,643
		4,373,130
United States | 62.1%
Cisco Systems, Inc.	70,367	2,771,756
Cognizant Technology Solutions Corp., Class A	30,280	2,102,038
CVS Health Corp.	61,111	3,568,882
H&R Block, Inc.	291,076	4,741,628
Henry Schein, Inc. (*)	32,554	1,913,524
Intel Corp.	41,374	2,142,346
International Game Technology PLC	172,796	1,923,220
McKesson Corp.	23,023	3,428,815
MEDNAX, Inc. (*)	131,236	2,136,522
Medtronic PLC	19,728	2,050,134
Nielsen Holdings PLC	249,413	3,536,676
Omnicom Group, Inc.	69,290	3,429,855
Oracle Corp.	34,092	2,035,292
Stericycle, Inc. (*)	60,553	3,818,472
Tapestry, Inc.	231,061	3,611,484
		43,210,644
Total Common Stocks (Cost $68,775,721)		66,647,143
Description	Shares	Fair Value
Short-Term Investments | 4.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $2,874,644)	2,874,644	$2,874,644
Total Investments | 99.9% (Cost $71,650,365)		$69,521,787
Cash and Other Assets in Excess of Liabilities | 0.1%		66,614
Net Assets | 100.0%		$69,588,401

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio
Common Stocks | 96.4%
Canada | 4.6%
CAE, Inc.	53,977	$789,660
Canadian National Railway Co.	8,864	944,016
Dollarama, Inc.	25,341	971,353
National Bank of Canada	21,021	1,044,143
		3,749,172
China | 4.4%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	5,686	1,671,570
Tencent Holdings, Ltd.	28,723	1,912,762
		3,584,332
Denmark | 1.4%
Vestas Wind Systems A/S	7,186	1,162,741
Germany | 3.4%
Merck KGaA	4,958	723,981
Symrise AG	9,089	1,257,389
Teamviewer AG (*)	17,036	841,247
		2,822,617
Hong Kong | 4.3%
AIA Group, Ltd.	134,383	1,323,831
China Gas Holdings, Ltd.	311,200	887,457
Hang Seng Bank, Ltd.	43,921	651,962
Sands China, Ltd.	180,800	703,546
		3,566,796
Israel | 0.7%
Bank Leumi Le-Israel BM	129,921	571,578
Japan | 4.4%
Kansai Paint Co., Ltd.	28,967	719,487
Nintendo Co., Ltd.	2,200	1,250,657
Shimano, Inc.	4,100	807,222
Yamaha Corp.	17,864	855,081
		3,632,447
Netherlands | 3.9%
NXP Semiconductors NV	7,079	883,530
Wolters Kluwer NV	27,435	2,342,289
		3,225,819
South Africa | 0.3%
Sanlam, Ltd.	88,494	274,116
South Korea | 1.3%
LG Household & Health Care, Ltd.	827	1,026,692
Sweden | 3.7%
Assa Abloy AB, Class B	25,687	599,562
Epiroc AB, Class A	86,351	1,253,330
Description	Shares	Fair Value
Hexagon AB, B Shares (*)	15,540	$1,174,450
		3,027,342
Switzerland | 3.0%
ABB, Ltd.	42,092	1,066,822
Alcon, Inc. (*)	7,996	453,965
Partners Group Holding AG	1,013	932,135
		2,452,922
Taiwan | 1.8%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	18,626	1,510,010
United Kingdom | 9.6%
Coca-Cola European Partners PLC	20,105	780,275
Diageo PLC	41,449	1,419,968
Prudential PLC	53,498	763,777
RELX PLC	60,970	1,359,748
Tesco PLC	497,048	1,362,700
Unilever PLC	35,030	2,158,475
		7,844,943
United States | 49.6%
Accenture PLC, Class A	7,990	1,805,660
Alphabet, Inc., Class A (*)	1,499	2,196,934
AmerisourceBergen Corp.	12,059	1,168,758
Aon PLC, Class A	10,091	2,081,773
Boston Scientific Corp. (*)	27,712	1,058,876
Dollar General Corp.	6,300	1,320,606
Honeywell International, Inc.	4,033	663,872
Intercontinental Exchange, Inc.	16,155	1,616,308
IQVIA Holdings, Inc. (*)	12,738	2,007,891
Johnson & Johnson	12,231	1,820,951
Kimberly-Clark Corp.	7,443	1,099,033
Lowe’s Cos., Inc.	6,424	1,065,485
McDonald’s Corp.	6,436	1,412,638
Microsoft Corp.	12,924	2,718,305
Motorola Solutions, Inc.	8,788	1,378,046
Palo Alto Networks, Inc. (*)	3,311	810,367
PTC, Inc. (*)	13,650	1,129,128
Rockwell Automation, Inc.	4,307	950,469
S&P Global, Inc.	4,272	1,540,483
Texas Instruments, Inc.	9,124	1,302,816
The Coca-Cola Co.	35,714	1,763,200
The Procter & Gamble Co.	10,495	1,458,700
Thermo Fisher Scientific, Inc.	7,547	3,332,152
Visa, Inc., Class A	9,545	1,908,714
Warner Music Group Corp., Class A	16,946	487,028

Description	Shares	Fair Value
Lazard Global Equity Select Portfolio (concluded)
Zoetis, Inc.	16,074	$2,658,157
		40,756,350
Total Common Stocks (Cost $62,168,223)		79,207,877
Short-Term Investments | 2.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $2,368,099)	2,368,099	2,368,099
Total Investments | 99.3% (Cost $64,536,322)		$81,575,976
Cash and Other Assets in Excess of Liabilities | 0.7%		543,995
Net Assets | 100.0%		$82,119,971

Description	Shares	Fair Value
Lazard Global Listed Infrastructure Portfolio
Common Stocks | 87.9%
Australia | 8.7%
Atlas Arteria, Ltd. (^)	48,907,421	$215,043,096
Spark Infrastructure Group	83,493,195	122,828,546
Transurban Group	28,680,116	290,656,917
		628,528,559
Canada | 0.8%
Atco, Ltd., Class I	1,898,489	54,878,031
France | 6.3%
Eutelsat Communications SA	11,456,887	111,316,751
Vinci SA	4,103,263	342,256,697
		453,573,448
Germany | 1.6%
Fraport AG (*)	3,027,331	119,880,047
Hong Kong | 2.5%
Power Assets Holdings, Ltd.	34,797,965	183,018,240
Italy | 21.2%
ASTM SpA (*)	3,990,113	83,553,326
Atlantia SpA (*)	22,290,649	349,552,313
Hera SpA	48,018,401	177,506,759
Italgas SpA	34,322,945	216,754,781
Snam SpA	68,225,224	350,800,189
Terna Rete Elettrica Nazionale SpA	50,700,701	355,220,852
		1,533,388,220
Luxembourg | 2.0%
SES SA (^)	20,569,089	145,519,585
Portugal | 0.8%
Redes Energeticas Nacionais SGPS SA	21,468,951	59,544,570
Spain | 7.3%
Ferrovial SA	21,946,874	532,416,627
United Kingdom | 20.6%
National Grid PLC	54,935,167	632,397,777
Pennon Group PLC (^)	21,423,608	284,732,512
Severn Trent PLC	8,059,600	253,414,780
United Utilities Group PLC	29,133,020	322,151,429
		1,492,696,498
United States | 16.1%
Consolidated Edison, Inc.	3,234,000	251,605,200
CSX Corp.	6,825,311	530,121,905
Norfolk Southern Corp.	983,190	210,392,829
Description	Shares	Fair Value
Southwest Gas Holdings, Inc. (^)	2,761,944	$174,278,666
		1,166,398,600
Total Common Stocks (Cost $6,566,449,366)		6,369,842,425
Short-Term Investments | 11.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $836,256,384)	836,256,384	836,256,384
Total Investments | 99.5% (Cost $7,402,705,750) (»)		$7,206,098,809
Cash and Other Assets in Excess of Liabilities | 0.5%		34,190,573
Net Assets | 100.0%		$7,240,289,382

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at September 30, 2020:
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	38,509,106	AUD	54,512,275	BNP	12/23/20	$—	$544,070
USD	102,773,043	AUD	140,787,883	BNP	12/23/20	1,911,100	—
USD	122,789,878	AUD	168,234,120	CIT	12/23/20	2,265,158	—
USD	47,709,535	AUD	67,823,176	HSB	12/23/20	—	879,713
USD	78,222,473	AUD	107,152,604	HSB	12/23/20	1,457,202	—
USD	42,208,500	AUD	60,000,000	SCB	12/23/20	—	776,141
USD	94,792,399	AUD	129,849,044	SCB	12/23/20	1,767,157	—
USD	134,100,481	AUD	183,700,548	SSB	12/23/20	2,495,447	—
USD	6,022,992	CAD	7,936,858	BNP	12/23/20	59,969	—
USD	20,401,476	CAD	26,884,453	HSB	12/23/20	202,976	—
USD	12,592,242	CAD	16,590,656	RBC	12/23/20	127,552	—
USD	19,191,305	CAD	25,288,670	SCB	12/23/20	191,729	—
USD	368,560,585	EUR	311,045,214	BNP	12/23/20	3,183,843	—
USD	355,415,385	EUR	299,974,160	CAN	12/23/20	3,043,523	—
USD	424,067,317	EUR	357,965,120	CIT	12/23/20	3,574,980	—
USD	412,089,305	EUR	347,834,528	HSB	12/23/20	3,497,111	—
USD	406,550,698	EUR	343,204,717	MEL	12/23/20	3,397,023	—
USD	490,272,409	EUR	413,794,845	RBC	12/23/20	4,198,342	—
USD	504,739,891	EUR	426,077,469	SSB	12/23/20	4,237,745	—
USD	304,533,945	GBP	235,078,752	CAN	12/23/20	1,030,161	—
USD	370,170,318	GBP	285,808,948	HSB	12/23/20	1,170,157	—
USD	354,638,113	GBP	273,732,397	RBC	12/23/20	1,229,659	—
USD	122,131,727	GBP	94,741,415	SSB	12/23/20	—	186,338
USD	321,017,289	GBP	247,815,167	SSB	12/23/20	1,069,866	—
USD	77,229,752	HKD	599,014,809	BNP	12/23/20	—	38,885
USD	43,640,271	HKD	338,487,470	HSB	12/23/20	—	22,198
USD	18,967,258	HKD	147,070,450	SSB	12/23/20	—	3,781
USD	46,661,208	HKD	361,922,996	SSB	12/23/20	—	24,276
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$40,110,700	$2,475,402

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio
Common Stocks | 98.5%
Brazil | 0.9%
Lojas Renner SA	4,551	$32,131
Canada | 3.2%
CAE, Inc.	1,646	24,080
TMX Group, Ltd.	439	45,148
Toromont Industries, Ltd.	832	49,787
		119,015
China | 4.5%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	370	108,773
Tencent Holdings, Ltd.	900	59,934
		168,707
Denmark | 2.0%
Genmab A/S (*)	201	72,986
France | 2.7%
Safran SA (*)	315	30,997
Vivendi SA	2,427	67,646
		98,643
Germany | 2.6%
Infineon Technologies AG	1,513	42,798
Teamviewer AG (*)	1,081	53,380
		96,178
Hong Kong | 1.6%
AIA Group, Ltd.	6,000	59,107
India | 1.1%
HDFC Bank, Ltd. ADR (*)	808	40,368
Israel | 1.0%
CyberArk Software, Ltd. (*)	344	35,576
Italy | 1.4%
Enel SpA	6,079	52,785
Japan | 4.8%
Digital Garage, Inc.	1,000	34,016
Menicon Co., Ltd.	700	46,584
Nintendo Co., Ltd.	100	56,848
Z Holdings Corp.	6,200	41,423
		178,871
Netherlands | 2.4%
ASML Holding NV	77	28,393
Koninklijke DSM NV	375	61,798
		90,191
Portugal | 1.9%
Energias de Portugal SA	14,462	71,082
Description	Shares	Fair Value
Spain | 1.8%
Siemens Gamesa Renewable Energy SA	2,536	$68,355
Switzerland | 4.9%
ABB, Ltd.	1,996	50,589
Idorsia, Ltd. (*)	547	14,686
Novartis AG	720	62,569
Partners Group Holding AG	58	53,370
		181,214
United Kingdom | 11.1%
Clarivate PLC (*)	2,152	66,690
Coca-Cola European Partners PLC	915	35,985
Dechra Pharmaceuticals PLC	945	39,269
Informa PLC (*)	11,591	56,199
Linde PLC	200	47,336
RELX PLC	2,453	54,707
Rio Tinto PLC	491	29,626
Tesco PLC	13,251	36,329
THG Holdings, Ltd.	5,760	44,461
		410,602
United States | 50.6%
Accenture PLC, Class A	242	54,690
Adobe, Inc. (*)	132	64,737
Alphabet, Inc., Class A (*)	85	124,576
American Express Co.	350	35,088
Analog Devices, Inc.	364	42,493
Aon PLC, Class A	404	83,345
Bank of America Corp.	1,770	42,639
Baxter International, Inc.	573	46,081
Danaher Corp.	367	79,026
Dollar General Corp.	320	67,079
Electronic Arts, Inc. (*)	669	87,244
Fidelity National Information Services, Inc.	310	45,635
Intercontinental Exchange, Inc.	1,102	110,255
IPG Photonics Corp. (*)	129	21,926
IQVIA Holdings, Inc. (*)	564	88,903
Medtronic PLC	558	57,987
Microsoft Corp.	867	182,356
Palo Alto Networks, Inc. (*)	232	56,782
S&P Global, Inc.	306	110,344
Starbucks Corp.	548	47,084
Synopsys, Inc. (*)	230	49,215
The Coca-Cola Co.	1,487	73,413
The Progressive Corp.	772	73,085
Thermo Fisher Scientific, Inc.	197	86,980
UnitedHealth Group, Inc.	266	82,931

Description	Shares	Fair Value
Lazard Global Strategic Equity Portfolio (concluded)
Visa, Inc., Class A	310	$61,991
		1,875,885
Total Common Stocks (Cost $2,826,357)		3,651,696
Preferred Stocks | 1.3%
Germany | 1.3%
Volkswagen AG (*) (Cost $51,228)	306	49,247
Short-Term Investments | 0.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $9,477)	9,477	9,477
Total Investments | 100.1% (Cost $2,887,062)		$3,710,420
Liabilities in Excess of Cash and Other Assets | (0.1)%		(3,351)
Net Assets | 100.0%		$3,707,069

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio
Common Stocks | 99.8%
Australia | 6.6%
AGL Energy, Ltd.	656	$6,411
ASX, Ltd.	75	4,393
BHP Group, Ltd.	370	9,521
Breville Group, Ltd.	231	4,177
Charter Hall Group REIT	642	5,793
CSL, Ltd.	32	6,593
Data#3, Ltd.	650	3,094
Fortescue Metals Group, Ltd.	3,971	46,484
IGO, Ltd.	642	1,934
Ingenia Communities Group REIT	997	3,262
Kogan.com, Ltd.	349	5,065
Netwealth Group, Ltd.	766	8,420
Omni Bridgeway, Ltd.	666	1,879
REA Group, Ltd.	36	2,845
Regis Resources, Ltd.	2,955	10,667
Santos, Ltd.	4,223	14,820
Stockland REIT	4,642	12,609
		147,967
Austria | 0.1%
OMV AG (*)	52	1,420
Raiffeisen Bank International AG (*)	103	1,575
		2,995
China | 0.3%
S-Enjoy Service Group Co., Ltd.	2,000	5,173
SITC International Holdings Co., Ltd.	1,000	1,389
		6,562
Denmark | 4.5%
Coloplast A/S, Class B	213	33,685
Novo Nordisk A/S, Class B	965	67,031
		100,716
Finland | 1.1%
Neles Oyj	200	2,699
Neste Oyj	68	3,576
UPM-Kymmene Oyj	55	1,674
Valmet Oyj	712	17,628
		25,577
France | 9.6%
Air Liquide SA	71	11,267
Capgemini SE	133	17,034
Cie de Saint-Gobain (*)	892	37,451
Cie Generale des Etablissements Michelin SCA	61	6,527
Electricite de France SA	626	6,623
Description	Shares	Fair Value
Elis SA (*)	125	$1,576
L’Oreal SA	175	56,945
Legrand SA	34	2,714
Orange SA	451	4,693
Peugeot SA (*)	575	10,368
Sartorius Stedim Biotech	7	2,411
Schneider Electric SE	471	58,458
		216,067
Germany | 8.0%
Allianz SE	253	48,530
Continental AG	28	3,035
Daimler AG	463	24,965
Deutsche Bank AG (*)	2,078	17,520
Deutsche Post AG	594	27,087
DWS Group GmbH & Co. KGaA (*)	145	4,997
Fresenius Medical Care AG & Co. KGaA	81	6,840
Muenchener Rueckversicherungs AG	109	27,675
SAP SE	72	11,212
Schaeffler AG (Preference Shares)	713	4,402
Siltronic AG	24	2,154
		178,417
Hong Kong | 2.3%
Man Wah Holdings, Ltd.	7,200	9,563
Sun Hung Kai Properties, Ltd.	1,000	12,820
WH Group, Ltd.	37,000	30,115
		52,498
Ireland | 0.2%
Kingspan Group PLC (*)	55	5,002
Israel | 0.3%
Plus500, Ltd.	370	7,476
Italy | 1.2%
Banca Generali SpA (*)	78	2,370
Buzzi Unicem SpA	489	11,374
Intesa Sanpaolo SpA (*)	3,459	6,495
Reply SpA	60	6,905
		27,144
Japan | 27.4%
Amada Co., Ltd.	600	5,623
Chugai Pharmaceutical Co., Ltd.	100	4,487
Dai-ichi Life Holdings, Inc.	900	12,702
Daikin Industries, Ltd.	100	18,439
Daito Trust Construction Co., Ltd. Sponsored ADR	435	9,896
DCM Holdings Co., Ltd.	200	2,769
Dip Corp.	200	4,110
East Japan Railway Co. ADR	3,417	35,127

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (continued)
EDION Corp.	200	$2,092
Electric Power Development Co., Ltd.	200	3,086
Japan Tobacco, Inc.	100	1,826
Kao Corp.	100	7,504
KDDI Corp.	400	10,118
Kureha Corp.	100	4,336
Mizuho Financial Group, Inc.	3,450	43,096
MS&AD Insurance Group Holdings, Inc.	300	8,126
Murata Manufacturing Co., Ltd.	600	38,713
Nikkiso Co., Ltd.	200	2,030
Nintendo Co., Ltd. ADR	532	37,719
Nishi-Nippon Financial Holdings, Inc.	500	3,496
Nitori Holdings Co., Ltd. ADR	621	13,041
Nitto Denko Corp.	100	6,519
Nitto Denko Corp. ADR	230	7,498
Nomura Research Institute, Ltd. N Ap	200	5,878
NTT DOCOMO, Inc.	1,618	60,003
Obayashi Corp.	600	5,438
Ono Pharmaceutical Co., Ltd.	500	15,697
Open House Co., Ltd.	100	3,612
Oracle Corp. Japan	100	10,842
ORIX Corp.	1,000	12,449
Osaka Gas Co., Ltd.	400	7,793
Otsuka Corp.	300	15,353
Sekisui Chemical Co., Ltd.	600	9,591
Sekisui House, Ltd.	300	5,306
Seria Co., Ltd.	100	4,261
Seven & I Holdings Co., Ltd.	400	12,365
Shin-Etsu Chemical Co., Ltd.	233	30,412
Softbank Corp.	2,800	31,374
Sugi Holdings Co., Ltd.	200	14,141
T&D Holdings, Inc.	1,400	13,846
Taiheiyo Cement Corp.	100	2,552
The 77 Bank, Ltd.	200	3,093
The Gunma Bank, Ltd.	1,000	3,335
The Okinawa Electric Power Co., Inc.	100	1,570
The Shizuoka Bank, Ltd.	300	2,075
Tohoku Electric Power Co., Inc.	200	2,004
Tokyo Electron, Ltd.	100	26,173
Tokyu Construction Co., Ltd.	400	1,744
Trend Micro, Inc.	400	24,407
Trend Micro, Inc. Sponsored ADR	84	5,134
ZOZO, Inc.	100	2,789
		615,590
Description	Shares	Fair Value
Luxembourg | 0.1%
ArcelorMittal SA (*)	130	$1,734
Netherlands | 4.1%
ASM International NV	178	25,514
ASML Holding NV	48	17,699
Koninklijke Ahold Delhaize NV	1,102	32,614
NN Group NV	240	9,015
Royal Dutch Shell PLC, A Shares	408	5,050
Signify NV (*)	80	2,961
		92,853
New Zealand | 0.7%
Fisher & Paykel Healthcare Corp., Ltd., Class C	669	14,726
Norway | 1.4%
DNB ASA (*)	573	7,914
Orkla ASA	1,674	16,941
Yara International ASA	138	5,314
		30,169
Singapore | 1.0%
AEM Holdings, Ltd.	3,200	9,056
DBS Group Holdings, Ltd.	400	5,883
Oversea-Chinese Banking Corp., Ltd.	1,200	7,455
		22,394
South Africa | 0.1%
Investec PLC	673	1,238
Spain | 2.6%
Amadeus IT Group SA	127	7,048
EDP Renovaveis SA	322	5,335
Iberdrola SA	1,193	14,683
Industria de Diseno Textil SA	1,111	30,889
		57,955
Sweden | 4.9%
Alfa Laval AB (*)	281	6,202
Assa Abloy AB, Class B	526	12,277
Axfood AB	471	10,793
Essity AB, Class B (*)	407	13,753
Evolution Gaming Group AB	241	15,930
Husqvarna AB, B Shares	1,181	13,004
Lundin Energy AB	116	2,297
Sandvik AB (*)	179	3,492
Skandinaviska Enskilda Banken AB, Class A (*)	820	7,258
Swedish Match AB	258	21,050
Volvo AB, Class B (*)	198	3,803
		109,859

Description	Shares	Fair Value
Lazard International Equity Advantage Portfolio (concluded)
Switzerland | 10.4%
Credit Suisse Group AG	1,141	$11,420
Geberit AG	18	10,665
Logitech International SA	170	13,155
Nestle SA	113	13,406
Novartis AG	905	78,646
Partners Group Holding AG	9	8,282
Roche Holding AG	247	84,505
Sonova Holding AG (*)	10	2,536
UBS Group AG	1,062	11,856
		234,471
United Kingdom | 12.6%
Associated British Foods PLC	454	10,936
AstraZeneca PLC	54	5,877
Auto Trader Group PLC	1,088	7,870
Barclays PLC (*)	20,248	25,479
Computacenter PLC	78	2,384
Fiat Chrysler Automobiles NV (*)	470	5,754
GlaxoSmithKline PLC	1,015	19,013
Howden Joinery Group PLC	172	1,301
IMI PLC	645	8,691
National Grid PLC	2,363	27,202
Nomad Foods, Ltd. (*)	213	5,427
Persimmon PLC	936	29,729
RELX PLC	1,761	38,980
Rio Tinto PLC	50	3,017
Royal Bank of Scotland Group PLC (*)	7,924	10,819
Softcat PLC	127	1,979
Spirent Communications PLC	1,016	3,729
Standard Chartered PLC (*)	3,931	18,022
Tate & Lyle PLC	1,291	11,072
Taylor Wimpey PLC	1,059	1,474
Unilever NV	466	28,132
Vodafone Group PLC	11,680	15,496
		282,383
United States | 0.3%
Ferguson PLC	49	4,930
ICON PLC (*)	12	2,293
		7,223
Total Common Stocks (Cost $2,123,982)		2,241,016
Preferred Stocks | 0.4%
Germany | 0.4%
Porsche Automobil Holding SE (*)	87	5,194
Description	Shares	Fair Value
Volkswagen AG (*)	27	$4,346
Total Preferred Stocks (Cost $11,376)		9,540
Short-Term Investments | 0.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $8,804)	8,804	8,804
Total Investments | 100.6% (Cost $2,144,162)		$2,259,360
Liabilities in Excess of Cash and Other Assets | (0.6)%		(13,547)
Net Assets | 100.0%		$2,245,813

Description	Shares	Fair Value
Lazard International Equity Concentrated Portfolio
Common Stocks | 95.1%
Canada | 2.2%
Toromont Industries, Ltd.	7,270	$435,037
China | 10.5%
Ping An Insurance (Group) Co. of China, Ltd., Class H	92,500	954,251
Tencent Holdings, Ltd.	16,618	1,106,649
		2,060,900
France | 17.1%
Engie SA (*)	111,408	1,489,021
Safran SA (*)	7,514	739,406
Sanofi	11,247	1,127,726
		3,356,153
Germany | 17.7%
Beiersdorf AG	8,193	931,691
SAP SE	6,422	1,000,056
Vonovia SE	22,534	1,548,503
		3,480,250
Hong Kong | 6.2%
China Gas Holdings, Ltd.	193,000	550,383
ESR Cayman, Ltd.	217,200	677,662
		1,228,045
India | 5.6%
Reliance Industries, Ltd. Sponsored GDR	18,112	1,101,210
Japan | 10.7%
Digital Garage, Inc.	24,900	846,998
Hitachi, Ltd.	37,300	1,260,356
		2,107,354
Luxembourg | 2.3%
ArcelorMittal SA (*)	33,771	450,368
Mexico | 5.8%
Arca Continental SAB de CV	264,496	1,145,593
South Korea | 5.0%
Samsung Electronics Co., Ltd.	19,704	992,799
Spain | 3.1%
Siemens Gamesa Renewable Energy SA	22,609	609,396
United Kingdom | 3.5%
Prudential PLC	47,998	685,255
United States | 5.4%
Aon PLC, Class A	2,764	570,213
Description	Shares	Fair Value
Medtronic PLC	4,728	$491,334
		1,061,547
Total Common Stocks (Cost $17,582,197)		18,713,907
Preferred Stocks | 3.0%
Germany | 3.0%
Volkswagen AG (*) (Cost $581,685)	3,630	584,207
Short-Term Investments | 2.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $395,999)	395,999	395,999
Total Investments | 100.1% (Cost $18,559,881)		$19,694,113
Liabilities in Excess of Cash and Other Assets | (0.1)%		(16,331)
Net Assets | 100.0%		$19,677,782

Description	Shares	Fair Value
Lazard International Equity Portfolio
Common Stocks | 96.5%
Australia | 1.2%
BHP Group PLC	1,595,119	$34,006,052
Canada | 3.4%
Canadian National Railway Co.	337,921	35,988,567
Suncor Energy, Inc.	2,028,701	24,773,143
TMX Group, Ltd.	311,077	31,991,953
		92,753,663
China | 3.3%
Autohome, Inc. ADR	309,060	29,669,760
ENN Energy Holdings, Ltd.	1,902,600	20,756,654
Ping An Insurance (Group) Co. of China, Ltd., Class H	3,939,000	40,635,642
		91,062,056
Denmark | 3.2%
Carlsberg AS, Class B	296,821	39,966,981
Vestas Wind Systems A/S	288,364	46,659,159
		86,626,140
Finland | 2.4%
Nordea Bank Abp	4,167,742	31,747,270
Sampo Oyj, A Shares	841,052	33,273,574
		65,020,844
France | 14.9%
Air Liquide SA	338,719	53,749,047
Alstom SA (*)	746,817	37,182,193
BNP Paribas SA (*)	503,538	18,241,178
Engie SA (*)	5,521,447	73,796,767
Safran SA (*)	446,232	43,910,919
Sanofi	797,768	79,991,431
Vinci SA	304,207	25,374,168
Vivendi SA	2,765,458	77,079,361
		409,325,064
Germany | 10.2%
Continental AG	245,504	26,613,929
Fresenius Medical Care AG & Co. KGaA	382,828	32,325,189
Infineon Technologies AG	957,837	27,094,091
Merck KGaA	255,569	37,318,895
ProSiebenSat.1 Media SE (*)	1,138,778	14,958,402
SAP SE	691,934	107,750,305
Vonovia SE	499,054	34,294,247
		280,355,058
Hong Kong | 1.1%
ESR Cayman, Ltd.	9,404,200	29,340,990
Description	Shares	Fair Value
Ireland | 1.0%
Ryanair Holdings PLC Sponsored ADR (*)	317,254	$25,938,687
Israel | 0.9%
Bank Leumi Le-Israel BM	5,387,540	23,702,112
Italy | 2.2%
Enel SpA	7,056,321	61,271,103
Japan | 15.3%
Daiwa House Industry Co., Ltd.	1,587,981	40,800,758
Hitachi, Ltd.	1,435,100	48,491,601
Kao Corp.	456,880	34,284,336
Makita Corp.	951,000	45,360,138
Nexon Co., Ltd.	2,648,600	65,777,521
Nintendo Co., Ltd.	133,400	75,835,279
Sumitomo Mitsui Financial Group, Inc.	1,218,700	33,911,719
Suzuki Motor Corp.	606,200	25,964,476
Yamaha Corp.	534,500	25,584,451
Z Holdings Corp.	3,605,069	24,086,012
		420,096,291
Luxembourg | 0.8%
ArcelorMittal SA (*)	1,593,963	21,257,021
Mexico | 0.6%
Arca Continental SAB de CV	3,479,612	15,071,001
Netherlands | 4.4%
JDE Peet’s BV	518,614	21,097,919
Koninklijke DSM NV	369,788	60,939,520
Wolters Kluwer NV	438,719	37,456,057
		119,493,496
Norway | 2.4%
Equinor ASA	1,841,726	25,991,556
Telenor ASA	2,351,519	39,399,746
		65,391,302
Portugal | 1.4%
Energias de Portugal SA	5,971,550	29,350,538
Galp Energia SGPS SA	869,698	8,061,312
		37,411,850
Singapore | 0.9%
DBS Group Holdings, Ltd.	1,763,520	25,938,429
South Korea | 1.5%
Samsung Electronics Co., Ltd.	838,096	42,228,031
Spain | 0.8%
Banco Santander SA	12,389,387	23,080,925
Sweden | 1.7%
Hexagon AB, B Shares (*)	292,721	22,122,672

Description	Shares	Fair Value
Lazard International Equity Portfolio (concluded)
Sandvik AB (*)	1,294,906	$25,259,859
		47,382,531
Switzerland | 5.9%
ABB, Ltd.	2,500,643	63,378,780
Flughafen Zuerich AG (*)	138,722	18,995,516
Novartis AG	905,513	78,690,228
		161,064,524
United Arab Emirates | 0.1%
Network International Holdings PLC	1,114,047	3,935,512
United Kingdom | 10.5%
3i Group PLC	330,062	4,236,857
Compass Group PLC	1,838,614	27,599,727
Informa PLC (*)	4,843,401	23,483,330
Prudential PLC	2,505,274	35,767,158
RELX PLC	3,008,366	66,589,957
RSA Insurance Group PLC	3,785,936	22,023,547
Tesco PLC	18,808,223	51,564,354
Unilever PLC	931,045	57,369,034
		288,633,964
United States | 6.4%
Aon PLC, Class A	265,182	54,707,047
Ferguson PLC	393,349	39,577,322
Medtronic PLC	784,906	81,567,431
		175,851,800
Total Common Stocks (Cost $2,373,732,205)		2,646,238,446
Preferred Stocks | 1.6%
Germany | 1.6%
Volkswagen AG (*) (Cost $48,126,746)	284,212	45,740,653
Short-Term Investments | 1.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $46,016,545)	46,016,545	46,016,545
Total Investments | 99.8% (Cost $2,467,875,496)		$2,737,995,644
Cash and Other Assets in Excess of Liabilities | 0.2%		4,506,810
Net Assets | 100.0%		$2,742,502,454

Description	Shares	Fair Value
Lazard International Equity Select Portfolio
Common Stocks | 93.7%
Australia | 1.2%
BHP Group, Ltd.	40,310	$1,037,289
Brazil | 1.5%
BB Seguridade Participacoes SA	119,800	517,735
Cia de Saneamento Basico do Estado de Sao Paulo	43,900	365,840
Lojas Renner SA	53,000	374,196
		1,257,771
Canada | 2.0%
Canadian National Railway Co.	9,504	1,012,176
Suncor Energy, Inc.	54,797	669,144
		1,681,320
China | 9.0%
Alibaba Group Holding, Ltd.	27,300	1,009,518
Autohome, Inc. ADR	11,950	1,147,200
ENN Energy Holdings, Ltd.	101,700	1,109,509
Ping An Insurance (Group) Co. of China, Ltd., Class H	184,500	1,903,345
Tencent Holdings, Ltd.	36,500	2,430,658
		7,600,230
Denmark | 2.5%
Carlsberg AS, Class B	7,672	1,033,036
Vestas Wind Systems A/S	6,922	1,120,024
		2,153,060
Finland | 2.2%
Nordea Bank Abp	106,409	810,558
Sampo Oyj, A Shares	27,348	1,081,937
		1,892,495
France | 13.4%
Air Liquide SA	5,805	921,157
Alstom SA (*)	19,748	983,205
BNP Paribas SA (*)	19,978	723,723
Engie SA (*)	146,651	1,960,060
Safran SA (*)	16,285	1,602,506
Sanofi	22,091	2,215,043
Vinci SA	8,374	698,483
Vivendi SA	80,609	2,246,749
		11,350,926
Germany | 6.9%
Beiersdorf AG	11,180	1,271,367
Continental AG	4,341	470,587
Knorr-Bremse AG	6,747	796,994
Merck KGaA	3,274	478,078
Description	Shares	Fair Value
SAP SE	18,341	$2,856,123
		5,873,149
Hong Kong | 0.9%
ESR Cayman, Ltd.	242,200	755,661
India | 1.8%
Hero MotoCorp, Ltd.	11,790	504,860
ICICI Bank, Ltd. Sponsored ADR (*)	106,578	1,047,662
		1,552,522
Indonesia | 0.9%
PT Bank Mandiri (Persero) Tbk	861,600	289,122
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	27,584	479,134
		768,256
Ireland | 1.0%
Ryanair Holdings PLC Sponsored ADR (*)	10,347	845,971
Italy | 1.9%
Enel SpA	185,420	1,610,030
Japan | 13.2%
Daiwa House Industry Co., Ltd.	27,600	709,140
Hitachi, Ltd.	38,600	1,304,283
Kao Corp.	11,100	832,945
Makita Corp.	29,200	1,392,761
Nintendo Co., Ltd.	4,300	2,444,466
Ryohin Keikaku Co., Ltd.	45,200	750,786
Shimano, Inc.	4,500	885,975
Shin-Etsu Chemical Co., Ltd.	8,700	1,135,541
Sumitomo Mitsui Financial Group, Inc.	34,976	973,247
Suzuki Motor Corp.	18,500	792,383
		11,221,527
Mexico | 1.1%
Grupo Financiero Banorte SAB de CV, Class O (*)	273,600	948,069
Netherlands | 3.7%
JDE Peet’s BV	17,022	692,478
Koninklijke DSM NV	8,314	1,370,113
Wolters Kluwer NV	12,643	1,079,408
		3,141,999
Norway | 2.1%
Equinor ASA	47,911	676,149
Telenor ASA	65,531	1,097,973
		1,774,122
Singapore | 0.9%
DBS Group Holdings, Ltd.	49,700	731,004
South Africa | 0.7%
Mr Price Group, Ltd.	74,241	584,280

Description	Shares	Fair Value
Lazard International Equity Select Portfolio (concluded)
South Korea | 3.5%
LG Household & Health Care, Ltd.	624	$774,674
Samsung Electronics Co., Ltd.	43,607	2,197,168
		2,971,842
Spain | 0.5%
Industria de Diseno Textil SA	15,534	431,887
Sweden | 2.2%
Hexagon AB, B Shares (*)	11,983	905,627
Sandvik AB (*)	50,852	991,975
		1,897,602
Switzerland | 6.6%
ABB, Ltd.	76,160	1,930,274
Flughafen Zuerich AG (*)	3,144	430,515
Lonza Group AG	1,505	929,007
Novartis AG	26,275	2,283,331
		5,573,127
United Kingdom | 7.1%
Linde PLC	3,222	762,591
Prudential PLC	66,463	948,875
RELX PLC	76,338	1,689,736
Tesco PLC	492,399	1,349,954
Unilever PLC	20,797	1,281,468
		6,032,624
United States | 6.9%
Accenture PLC, Class A	5,806	1,312,098
Aon PLC, Class A	8,742	1,803,474
Ferguson PLC	10,096	1,015,822
Medtronic PLC	16,340	1,698,053
		5,829,447
Total Common Stocks (Cost $74,274,082)		79,516,210
Preferred Stocks | 2.0%
Germany | 2.0%
Volkswagen AG (*) (Cost $1,766,737)	10,257	1,650,746
Short-Term Investments | 5.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $4,451,120)	4,451,120	4,451,120
Description	Fair Value
Total Investments | 100.9% (Cost $80,491,939)	$85,618,076
Liabilities in Excess of Cash and Other Assets | (0.9)%	(767,204)
Net Assets | 100.0%	$84,850,872

Description	Shares	Fair Value
Lazard International Equity Value Portfolio
Common Stocks | 95.4%
Austria | 2.7%
BAWAG Group AG (*)	1,817	$65,488
France | 23.0%
Bollore SA	22,422	83,692
Carrefour SA	6,075	97,238
Credit Agricole SA (*)	9,162	80,083
Engie SA (*)	10,949	146,339
Sanofi	894	89,640
Thales SA	791	59,229
		556,221
Germany | 12.8%
Allianz SE	464	89,004
KION Group AG	948	81,415
Siemens AG	994	125,687
Siemens Energy AG (*)	497	13,402
		309,508
Italy | 2.0%
Pirelli & C SpA (*)	11,161	47,805
Japan | 20.9%
Hitachi, Ltd.	3,100	104,748
Nexon Co., Ltd.	2,700	67,054
Shin-Etsu Chemical Co., Ltd.	815	106,376
Sony Corp. Sponsored ADR	703	53,955
Suzuki Motor Corp.	1,368	58,594
Toyota Industries Corp.	986	62,347
Universal Entertainment Corp. (*)	2,885	52,873
		505,947
Macau | 3.8%
SJM Holdings, Ltd.	77,306	91,296
Mexico | 3.1%
Arca Continental SAB de CV	17,494	75,771
Netherlands | 6.2%
Akzo Nobel NV	842	85,273
Koninklijke DSM NV	398	65,589
		150,862
Norway | 2.9%
Equinor ASA	4,912	69,321
South Korea | 3.3%
Kangwon Land, Inc.	4,389	80,628
Spain | 2.2%
Banco Santander SA	28,540	53,169
Sweden | 2.3%
Sandvik AB (*)	2,878	56,141
Description	Shares	Fair Value
Switzerland | 4.6%
Coca-Cola HBC AG	4,479	$110,717
United Kingdom | 5.6%
Prudential PLC	5,210	74,382
Vodafone Group PLC	46,021	61,055
		135,437
Total Common Stocks (Cost $2,312,192)		2,308,311
Preferred Stocks | 3.5%
Germany | 3.5%
Volkswagen AG (*) (Cost $89,598)	530	85,298
Short-Term Investments | 0.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $12,827)	12,827	12,827
Total Investments | 99.4% (Cost $2,414,617)		$2,406,436
Cash and Other Assets in Excess of Liabilities | 0.6%		13,928
Net Assets | 100.0%		$2,420,364

Description	Shares	Fair Value
Lazard International Quality Growth Portfolio
Common Stocks | 96.3%
Canada | 8.2%
CAE, Inc.	9,811	$143,531
Dollarama, Inc.	4,465	171,149
National Bank of Canada	3,060	151,995
Toromont Industries, Ltd.	4,135	247,438
		714,113
China | 7.8%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	1,277	375,413
Tencent Holdings, Ltd.	4,500	299,670
		675,083
Denmark | 6.9%
Coloplast A/S, Class B	1,008	159,413
Demant A/S (*)	5,003	157,382
Genmab A/S (*)	773	280,686
		597,481
France | 4.4%
Legrand SA	2,129	169,966
LVMH Moet Hennessy Louis Vuitton SE	453	211,775
		381,741
Germany | 11.0%
Rational AG	256	200,770
SAP SE	1,587	247,133
Scout24 AG	3,274	285,766
Symrise AG	1,585	219,272
		952,941
Hong Kong | 1.9%
AIA Group, Ltd.	16,600	163,529
India | 2.9%
HDFC Bank, Ltd. ADR (*)	4,983	248,951
Israel | 1.7%
Check Point Software Technologies, Ltd. (*)	1,269	152,711
Japan | 10.3%
Pigeon Corp.	2,900	129,564
Shimano, Inc.	600	118,130
SMS Co., Ltd.	8,400	244,528
Toei Animation Co., Ltd.	3,900	254,958
Workman Co., Ltd.	1,700	148,936
		896,116
Netherlands | 5.1%
ASML Holding NV	727	268,070
Wolters Kluwer NV	2,026	172,972
		441,042
Description	Shares	Fair Value
Norway | 1.7%
Gjensidige Forsikring ASA	7,141	$144,964
South Africa | 1.9%
Clicks Group, Ltd.	12,196	161,639
South Korea | 1.8%
LG Household & Health Care, Ltd.	129	160,149
Spain | 1.2%
Industria de Diseno Textil SA	3,771	104,844
Sweden | 4.8%
Assa Abloy AB, Class B	9,462	220,853
Hexagon AB, B Shares (*)	2,586	195,439
		416,292
Switzerland | 5.1%
Geberit AG	318	188,425
Partners Group Holding AG	274	252,127
		440,552
Taiwan | 4.3%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	4,651	377,057
United Kingdom | 12.3%
Dechra Pharmaceuticals PLC	3,308	137,463
Diageo PLC	5,761	197,361
Intertek Group PLC	2,177	177,082
London Stock Exchange Group PLC	2,123	242,873
Prudential PLC	7,241	103,378
RELX PLC	9,385	209,303
		1,067,460
United States | 3.0%
Aon PLC, Class A	1,270	262,001
Total Common Stocks (Cost $7,117,342)		8,358,666
Short-Term Investments | 1.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $109,251)	109,251	109,251
Total Investments | 97.6% (Cost $7,226,593)		$8,467,917
Cash and Other Assets in Excess of Liabilities | 2.4%		209,728
Net Assets | 100.0%		$8,677,645

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio
Common Stocks | 97.2%
Australia | 2.5%
Bravura Solutions, Ltd.	194,176	$474,509
carsales.com, Ltd.	20,775	308,497
Domino’s Pizza Enterprises, Ltd.	4,847	276,413
		1,059,419
Austria | 1.2%
BAWAG Group AG (*)	14,913	537,492
Belgium | 4.5%
Barco NV	17,988	376,812
Fagron	23,647	596,231
Kinepolis Group NV (*)	10,322	366,125
Shurgard Self Storage SA	14,060	613,212
		1,952,380
Canada | 3.8%
Altus Group, Ltd.	9,211	382,745
Stelco Holdings, Inc.	49,746	424,404
The Descartes Systems Group, Inc. (*)	6,267	356,992
WPT Industrial Real Estate Investment Trust	38,169	484,746
		1,648,887
Denmark | 1.6%
Royal Unibrew A/S	6,697	690,137
Finland | 2.7%
Altia Oyj	52,046	592,365
Kojamo Oyj	25,647	550,696
		1,143,061
France | 0.9%
Kaufman & Broad SA	10,169	402,949
Germany | 13.0%
Aroundtown SA (*)	102,810	516,774
CompuGroup Medical SE & Co. KgaA	4,645	429,910
Covestro AG	10,227	507,789
Dermapharm Holding SE	15,236	814,522
Flatex AG (*)	21,217	1,060,631
JOST Werke AG	14,433	582,022
LEG Immobilien AG	3,965	566,012
PATRIZIA AG	19,480	531,332
Teamviewer AG (*)	12,049	594,986
		5,603,978
Greece | 1.6%
JUMBO SA	19,125	336,076
Terna Energy SA	26,780	357,888
		693,964
Description	Shares	Fair Value
India | 0.8%
Jubilant Life Sciences, Ltd.	32,519	$324,262
Ireland | 0.9%
Dalata Hotel Group PLC	136,815	396,718
Israel | 0.7%
Israel Discount Bank, Ltd., Class A	112,161	302,319
Italy | 3.0%
Banca Generali SpA (*)	17,322	526,300
Cerved Group SpA (*)	16,142	115,303
Italgas SpA	100,623	635,450
		1,277,053
Japan | 25.6%
Ariake Japan Co., Ltd.	6,900	467,744
ARTERIA Networks Corp.	39,900	695,496
Broadleaf Co., Ltd.	74,900	388,633
Daiseki Co., Ltd.	19,600	488,618
Digital Garage, Inc.	14,400	489,830
GMO internet, Inc.	19,100	499,288
Industrial & Infrastructure Fund Investment Corp. REIT	357	611,743
Jafco Co., Ltd.	15,300	644,492
Japan Lifeline Co., Ltd.	38,300	508,952
KOMEDA Holdings Co., Ltd.	26,400	493,259
Nippon Shinyaku Co., Ltd.	5,000	412,239
Open House Co., Ltd.	19,900	718,766
Relo Group, Inc.	17,800	426,671
Sanwa Holdings Corp.	46,800	496,470
Seria Co., Ltd.	10,500	447,393
TechnoPro Holdings, Inc.	8,845	546,953
Trend Micro, Inc.	6,400	390,514
Trusco Nakayama Corp.	20,400	515,614
Tsuruha Holdings, Inc.	4,800	679,317
USS Co., Ltd.	29,900	534,844
Zenkoku Hosho Co., Ltd.	14,442	568,628
		11,025,464
Jersey | 1.9%
JTC PLC	132,407	830,390
Luxembourg | 1.1%
Stabilus SA	8,092	476,074
Netherlands | 5.9%
Aalberts NV	15,187	548,449
Arcadis NV (*)	24,680	534,576
ASM International NV	5,031	721,142
Shop Apotheke Europe NV (*)	1,605	281,109
Van Lanschot Kempen NV	25,632	472,270
		2,557,546

Description	Shares	Fair Value
Lazard International Small Cap Equity Portfolio (concluded)
New Zealand | 1.0%
Freightways, Ltd.	82,269	$422,598
Norway | 0.1%
Crayon Group Holding ASA (*)	2,077	27,182
Singapore | 1.1%
XP Power, Ltd.	8,407	477,575
Spain | 1.4%
Bankinter SA	61,177	263,219
Merlin Properties Socimi SA REIT	40,969	341,176
		604,395
Sweden | 7.0%
Getinge AB, B Shares	19,748	429,508
Granges AB (*)	2,861	25,595
Karnov Group AB	144,707	872,411
Lifco AB, B Shares	3,972	307,143
Lindab International AB	38,538	671,703
Stillfront Group AB (*)	5,800	724,743
		3,031,103
Switzerland | 1.0%
Swissquote Group Holding SA	5,217	423,716
United Kingdom | 13.1%
Ascential PLC (*)	103,607	391,279
Auto Trader Group PLC	75,557	546,541
Bellway PLC	13,123	396,784
Britvic PLC	40,730	431,377
Dechra Pharmaceuticals PLC	8,632	358,699
Electrocomponents PLC	56,092	513,075
GB Group PLC (*)	28,312	255,702
Hunting PLC	123,923	205,915
JD Sports Fashion PLC	40,517	424,027
Pennon Group PLC	45,738	607,885
Polypipe Group PLC (*)	92,073	511,020
Smart Metering Systems PLC	55,747	468,111
Synthomer PLC	134,872	550,108
		5,660,523
United States | 0.8%
Nexteer Automotive Group, Ltd.	508,000	356,698

Total Common Stocks (Cost $37,584,792)		41,925,883

Short-Term Investments | 0.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $176,014)	176,014	176,014
Description	Fair Value
Total Investments | 97.6% (Cost $37,760,806)	$42,101,897
Cash and Other Assets in Excess of Liabilities | 2.4%	1,038,608
Net Assets | 100.0%	$43,140,505

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio
Common Stocks | 95.6%
Brazil | 0.4%
Lojas Renner SA	3,318,200	$23,427,524
Canada | 5.5%
CAE, Inc.	6,198,651	90,683,581
National Bank of Canada	1,988,901	98,791,568
Suncor Energy, Inc.	2,640,682	32,246,246
TMX Group, Ltd.	598,946	61,597,135
		283,318,530
China | 5.8%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	288,337	84,765,311
Autohome, Inc. ADR	453,775	43,562,400
Kingsoft Cloud Holdings, Ltd. ADR	788,600	23,287,358
Ping An Bank Co., Ltd., Class A	26,313,982	58,668,241
Ping An Insurance (Group) Co. of China, Ltd., Class H	4,848,248	50,015,656
Tencent Holdings, Ltd.	598,440	39,852,138
		300,151,104
Denmark | 3.1%
Carlsberg AS, Class B	562,738	75,772,734
Genmab A/S (*)	231,997	84,240,972
		160,013,706
Finland | 1.8%
Sampo Oyj, A Shares	2,331,083	92,221,958
France | 10.5%
Alstom SA (*)	1,130,861	56,302,805
Engie SA (*)	8,968,053	119,862,297
Safran SA (*)	710,159	69,882,335
Sanofi	1,817,749	182,263,947
Vivendi SA	4,048,406	112,837,927
		541,149,311
Germany | 7.8%
Beiersdorf AG	654,176	74,391,561
Infineon Technologies AG	1,789,011	50,605,298
Rational AG	67,083	52,610,400
SAP SE	804,899	125,341,598
Vonovia SE	1,447,887	99,496,635
		402,445,492
Hong Kong | 2.2%
ESR Cayman, Ltd.	24,445,800	76,270,599
Sands China, Ltd.	9,513,200	37,018,658
		113,289,257
Description	Shares	Fair Value
India | 0.8%
Housing Development Finance Corp., Ltd.	1,690,247	$40,115,515
Ireland | 1.5%
Ryanair Holdings PLC Sponsored ADR (*)	926,686	75,765,847
Israel | 1.4%
Bank Leumi Le-Israel BM	16,136,704	70,992,322
Italy | 2.4%
Enel SpA	14,115,460	122,566,675
Japan | 14.3%
FANUC Corp.	348,300	66,816,891
Kao Corp.	1,187,753	89,129,143
Makita Corp.	2,916,691	139,118,304
Nexon Co., Ltd.	3,933,035	97,676,241
Nintendo Co., Ltd.	346,750	197,120,561
Suzuki Motor Corp.	1,921,172	82,286,743
Yamaha Corp.	1,354,672	64,842,919
		736,990,802
Mexico | 1.0%
Arca Continental SAB de CV	11,931,200	51,676,776
Netherlands | 1.2%
JDE Peet’s BV	1,522,927	61,954,729
Norway | 1.0%
Equinor ASA	3,580,636	50,532,109
Portugal | 0.8%
Energias de Portugal SA	8,705,305	42,787,113
Spain | 4.6%
Bankinter SA	10,140,741	43,631,421
Industria de Diseno Textil SA	3,218,164	89,473,664
Siemens Gamesa Renewable Energy SA	3,842,289	103,563,891
		236,668,976
Sweden | 1.0%
Hexagon AB, B Shares (*)	687,064	51,925,525
Switzerland | 5.8%
ABB, Ltd.	5,599,783	141,926,462
Idorsia, Ltd. (*)	788,811	21,178,715
Julius Baer Group, Ltd.	1,732,141	73,843,355
Partners Group Holding AG	68,834	63,339,194
		300,287,726
United Kingdom | 15.2%
Coca-Cola European Partners PLC	2,513,202	98,839,058
Compass Group PLC	3,268,888	49,069,797
Informa PLC (*)	13,240,964	64,199,089
InterContinental Hotels Group PLC (*)	1,056,906	55,488,630
Linde PLC	245,462	58,096,578
Prudential PLC	6,653,516	94,990,552

Description	Shares	Fair Value
Lazard International Strategic Equity Portfolio (concluded)
RELX PLC	4,239,340	$93,837,474
Rio Tinto PLC	2,372,898	143,176,126
Tesco PLC	37,882,735	103,858,762
THG Holdings, Ltd.	2,618,811	20,214,259
		781,770,325
United States | 7.5%
Accenture PLC, Class A	402,156	90,883,235
Aon PLC, Class A	754,880	155,731,744
Medtronic PLC	1,326,671	137,867,650
		384,482,629
Total Common Stocks (Cost $4,217,694,137)		4,924,533,951
Preferred Stocks | 2.8%
Germany | 2.8%
Volkswagen AG (*) (Cost $164,578,051)	910,681	146,563,632
Short-Term Investments | 1.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $76,563,421)	76,563,421	76,563,421
Total Investments | 99.9% (Cost $4,458,835,609)		$5,147,661,004
Cash and Other Assets in Excess of Liabilities | 0.1%		6,253,111
Net Assets | 100.0%		$5,153,914,115

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio
Common Stocks | 97.4%
Australia | 2.5%
AGL Energy, Ltd.	18,329	$179,127
ASX, Ltd.	3,921	229,663
Aurizon Holdings, Ltd.	20,764	63,361
CSL, Ltd.	970	199,860
Fortescue Metals Group, Ltd.	5,904	69,111
		741,122
Belgium | 0.6%
Colruyt SA (*)	1,487	96,490
Telenet Group Holding NV	1,762	68,301
		164,791
Canada | 0.7%
Quebecor, Inc., Class B	7,977	199,552
Denmark | 2.2%
Coloplast A/S, Class B	1,920	303,644
Novo Nordisk A/S, Class B	5,048	350,643
		654,287
Finland | 0.5%
Elisa Oyj	1,392	82,047
Valmet Oyj	2,527	62,565
		144,612
France | 0.5%
L’Oreal SA	236	76,795
Orange SA	6,982	72,651
		149,446
Hong Kong | 0.9%
Hysan Development Co., Ltd.	21,000	62,834
Sun Hung Kai Properties, Ltd.	14,500	185,889
		248,723
Italy | 0.3%
Hera SpA	24,795	91,658
Japan | 18.7%
Ajinomoto Co., Inc.	8,000	164,461
Chubu Electric Power Co., Inc.	9,900	120,416
Daito Trust Construction Co., Ltd.	800	70,929
Daiwa Securities Group, Inc.	34,400	144,384
DCM Holdings Co., Ltd.	12,400	171,699
East Japan Railway Co.	3,800	234,148
Electric Power Development Co., Ltd.	13,000	200,611
Fuji Media Holdings, Inc.	4,700	45,364
Japan Post Holdings Co., Ltd.	15,500	105,725
Kaken Pharmaceutical Co., Ltd.	1,300	59,693
Kao Corp.	2,500	187,600
Description	Shares	Fair Value
KDDI Corp.	6,000	$151,776
Kyudenko Corp.	2,500	72,161
McDonald’s Holdings Co. Japan, Ltd.	6,100	296,738
Mitsubishi Heavy Industries, Ltd.	3,100	68,855
Mizuho Financial Group, Inc.	32,460	405,476
MS&AD Insurance Group Holdings, Inc.	5,300	143,551
Nintendo Co., Ltd.	200	113,696
NTT DOCOMO, Inc.	13,500	500,641
Obayashi Corp.	8,600	77,942
Ono Pharmaceutical Co., Ltd.	3,400	106,740
Osaka Gas Co., Ltd.	7,200	140,277
Rengo Co., Ltd.	8,200	61,911
Secom Co., Ltd.	1,600	146,198
Seria Co., Ltd.	1,600	68,174
Seven & I Holdings Co., Ltd.	5,600	173,113
Shimachu Co., Ltd.	2,500	84,833
Ship Healthcare Holdings, Inc.	2,100	102,767
Sugi Holdings Co., Ltd.	2,300	162,616
Sumitomo Mitsui Trust Holdings, Inc.	2,100	55,880
Sumitomo Osaka Cement Co., Ltd.	1,900	61,422
Sundrug Co., Ltd.	1,900	71,534
The Chiba Bank, Ltd.	16,500	91,056
The Gunma Bank, Ltd.	6,800	22,679
The Hachijuni Bank, Ltd.	16,300	64,128
The Kansai Electric Power Co., Inc.	13,300	128,924
The Shizuoka Bank, Ltd.	10,600	73,313
Tohoku Electric Power Co., Inc.	22,300	223,455
Trend Micro, Inc.	1,500	91,527
West Japan Railway Co.	1,200	59,311
Yaoko Co., Ltd.	1,400	104,318
		5,430,042
Netherlands | 1.6%
Flow Traders	3,091	123,578
Koninklijke Ahold Delhaize NV	11,924	352,898
		476,476
New Zealand | 0.6%
Fisher & Paykel Healthcare Corp., Ltd., Class C	7,520	165,529
Norway | 2.0%
Orkla ASA	41,886	423,893
Telenor ASA	5,188	86,925
Yara International ASA	1,681	64,725
		575,543
Singapore | 0.3%
Singapore Exchange, Ltd.	11,100	74,696

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (continued)
Spain | 0.7%
Corporacion Financiera Alba SA	500	$20,892
Iberdrola SA	9,868	121,454
Viscofan SA	830	55,369
		197,715
Sweden | 1.0%
Axfood AB	6,882	157,700
Swedish Match AB	1,596	130,215
		287,915
Switzerland | 4.2%
Credit Suisse Group AG	6,318	63,235
Galenica AG	940	65,518
Novartis AG	4,383	380,888
Roche Holding AG	1,486	508,401
Swisscom AG	272	144,283
Tecan Group AG	146	72,609
		1,234,934
United Kingdom | 2.6%
GlaxoSmithKline PLC	4,936	92,461
J Sainsbury PLC	36,995	90,946
National Grid PLC	8,671	99,818
RELX PLC	3,513	77,760
Rio Tinto, Ltd.	1,875	126,944
Vodafone Group PLC	71,234	94,505
Wm Morrison Supermarkets PLC	82,172	180,382
		762,816
United States | 57.5%
3M Co.	1,741	278,873
AbbVie, Inc.	1,811	158,625
Accenture PLC, Class A	1,025	231,640
Activision Blizzard, Inc.	832	67,350
Adobe, Inc. (*)	232	113,780
Agilent Technologies, Inc.	707	71,365
Akamai Technologies, Inc. (*)	1,624	179,517
Alphabet, Inc., Class C (*)	114	167,534
Altria Group, Inc.	2,186	84,467
Amazon.com, Inc. (*)	32	100,759
Amdocs, Ltd.	1,547	88,813
American Tower Corp. REIT	280	67,684
AmerisourceBergen Corp.	1,369	132,683
Apple, Inc.	1,617	187,265
AptarGroup, Inc.	1,721	194,817
AT&T, Inc.	4,360	124,304
Atmos Energy Corp.	708	67,678
Description	Shares	Fair Value
Best Buy Co., Inc.	772	$85,916
Booz Allen Hamilton Holding Corp.	3,325	275,909
Bristol-Myers Squibb Co.	3,993	240,738
C.H. Robinson Worldwide, Inc.	864	88,292
Cadence Design Systems, Inc. (*)	1,546	164,850
Campbell Soup Co.	3,127	151,253
Charter Communications, Inc., Class A (*)	354	221,016
Church & Dwight Co., Inc.	2,622	245,708
Cisco Systems, Inc.	6,183	243,548
Colgate-Palmolive Co.	3,235	249,580
Comcast Corp., Class A	3,003	138,919
Costco Wholesale Corp.	445	157,975
Cummins, Inc.	403	85,097
CVS Health Corp.	3,144	183,610
DaVita, Inc. (*)	1,176	100,724
Dolby Laboratories, Inc., Class A	2,057	136,338
Dollar General Corp.	1,649	345,663
Domino’s Pizza, Inc.	538	228,801
Easterly Government Properties, Inc. REIT	5,789	129,731
Edwards Lifesciences Corp. (*)	914	72,955
Electronic Arts, Inc. (*)	1,241	161,839
Eli Lilly & Co.	1,808	267,620
F5 Networks, Inc. (*)	778	95,515
Facebook, Inc., Class A (*)	492	128,855
Flowers Foods, Inc.	2,833	68,927
General Mills, Inc.	6,658	410,665
Gilead Sciences, Inc.	1,919	121,262
Hormel Foods Corp.	7,114	347,803
IDEXX Laboratories, Inc. (*)	382	150,168
Intuit, Inc.	212	69,157
J.B. Hunt Transport Services, Inc.	1,330	168,085
Jack Henry & Associates, Inc.	1,015	165,029
Johnson & Johnson	2,893	430,710
Juniper Networks, Inc.	2,829	60,824
Kellogg Co.	3,429	221,479
Kimberly-Clark Corp.	2,813	415,368
Lockheed Martin Corp.	1,091	418,158
McKesson Corp.	502	74,763
Merck & Co., Inc.	5,007	415,331
Mettler-Toledo International, Inc. (*)	72	69,534
Microsoft Corp.	891	187,404
Northrop Grumman Corp.	734	231,570
PepsiCo, Inc.	1,994	276,368
Pfizer, Inc.	5,710	209,557
Pool Corp.	426	142,514
QUALCOMM, Inc.	1,645	193,584
Regeneron Pharmaceuticals, Inc. (*)	119	66,614

Description	Shares	Fair Value
Lazard Managed Equity Volatility Portfolio (concluded)
Republic Services, Inc.	2,716	$253,539
S&P Global, Inc.	219	78,971
Sempra Energy	590	69,832
Silgan Holdings, Inc.	11,203	411,934
Sirius XM Holdings, Inc.	12,969	69,514
Southwest Gas Holdings, Inc.	1,015	64,047
Sprouts Farmers Market, Inc. (*)	2,639	55,234
Synopsys, Inc. (*)	1,201	256,990
Target Corp.	2,389	376,076
TD Ameritrade Holding Corp.	1,837	71,919
The Bank of New York Mellon Corp.	1,991	68,371
The Clorox Co.	1,848	388,394
The Hershey Co.	1,344	192,649
The Home Depot, Inc.	343	95,255
The J.M. Smucker Co.	657	75,897
The Kroger Co.	4,113	139,472
The Procter & Gamble Co.	3,174	441,154
The Progressive Corp.	1,039	98,362
The Western Union Co.	3,732	79,977
Thermo Fisher Scientific, Inc.	507	223,851
Tractor Supply Co.	1,325	189,926
UnitedHealth Group, Inc.	237	73,889
Verizon Communications, Inc.	7,343	436,835
Vertex Pharmaceuticals, Inc. (*)	253	68,846
Walmart, Inc.	3,034	424,487
Waste Management, Inc.	593	67,110
Weis Markets, Inc.	1,182	56,736
Werner Enterprises, Inc.	1,522	63,909
West Pharmaceutical Services, Inc.	419	115,183
WW Grainger, Inc.	260	92,760
Xcel Energy, Inc.	1,192	82,260
Zoetis, Inc.	550	90,954
		16,706,813
Total Common Stocks (Cost $26,670,317)		28,306,670
Short-Term Investments | 2.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $673,814)	673,814	673,814
Total Investments | 99.7% (Cost $27,344,131)		$28,980,484
Cash and Other Assets in Excess of Liabilities | 0.3%		78,172
Net Assets | 100.0%		$29,058,656

Description	Shares	Fair Value
Lazard US Equity Concentrated Portfolio
Common Stocks | 97.2%
Building Products | 3.6%
Armstrong World Industries, Inc.	935,874	$64,397,490
Capital Markets | 9.9%
Intercontinental Exchange, Inc.	886,001	88,644,400
S&P Global, Inc.	245,239	88,433,183
		177,077,583
Commercial Services & Supplies | 3.1%
Waste Management, Inc.	494,964	56,015,076
Communications Equipment | 1.1%
Motorola Solutions, Inc.	125,105	19,617,715
Construction Materials | 5.0%
Vulcan Materials Co.	659,725	89,419,127
Electronic Equipment, Instruments & Components | 2.8%
CDW Corp.	156,835	18,746,487
Zebra Technologies Corp., Class A (*)	127,582	32,209,352
		50,955,839
Entertainment | 1.0%
Electronic Arts, Inc. (*)	136,239	17,766,928
Equity Real Estate Investment Trusts (REITs) | 9.7%
Crown Castle International Corp.	427,410	71,163,765
Public Storage	464,841	103,529,388
		174,693,153
Health Care Equipment & Supplies | 13.8%
Baxter International, Inc.	1,077,178	86,626,655
Medtronic PLC	1,553,825	161,473,494
		248,100,149
Hotels, Restaurants & Leisure | 7.6%
McDonald’s Corp.	440,172	96,613,352
Starbucks Corp.	459,085	39,444,583
		136,057,935
Interactive Media & Services | 7.7%
Alphabet, Inc., Class A (*)	94,944	139,149,926
IT Services | 9.8%
Fiserv, Inc. (*)	1,332,773	137,342,258
Visa, Inc., Class A	195,158	39,025,745
		176,368,003
Leisure Products | 1.9%
Brunswick Corp.	587,579	34,614,279
Multiline Retail | 2.8%
Dollar Tree, Inc. (*)	553,842	50,587,928
Road & Rail | 2.2%
Norfolk Southern Corp.	186,246	39,854,782
Description	Shares	Fair Value
Semiconductors & Semiconductor Equipment | 10.9%
Analog Devices, Inc.	916,040	$106,938,510
Skyworks Solutions, Inc.	606,665	88,269,757
		195,208,267
Specialty Retail | 4.3%
Lowe’s Cos., Inc.	462,377	76,689,849
Total Common Stocks (Cost $1,333,522,306)		1,746,574,029
Short-Term Investments | 2.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $38,611,129)	38,611,129	38,611,129
Total Investments | 99.3% (Cost $1,372,133,435)		$1,785,185,158
Cash and Other Assets in Excess of Liabilities | 0.7%		13,071,993
Net Assets | 100.0%		$1,798,257,151

Description	Shares	Fair Value
Lazard US Equity Focus Portfolio
Common Stocks | 98.2%
Auto Components | 0.9%
Aptiv PLC	4,099	$375,796
Banks | 4.9%
Bank of America Corp.	64,615	1,556,575
Commerce Bancshares, Inc.	8,953	503,965
		2,060,540
Beverages | 3.9%
The Coca-Cola Co.	33,440	1,650,933
Capital Markets | 5.8%
Intercontinental Exchange, Inc.	19,956	1,996,598
The Charles Schwab Corp.	12,181	441,317
		2,437,915
Commercial Services & Supplies | 1.6%
Waste Management, Inc.	5,805	656,952
Communications Equipment | 2.7%
Cisco Systems, Inc.	28,824	1,135,377
Consumer Finance | 2.3%
American Express Co.	9,542	956,586
Entertainment | 1.4%
Electronic Arts, Inc. (*)	4,423	576,803
Health Care Equipment & Supplies | 9.9%
Danaher Corp.	8,306	1,788,531
Medtronic PLC	23,097	2,400,240
		4,188,771
Hotels, Restaurants & Leisure | 6.8%
McDonald’s Corp.	8,800	1,931,512
Starbucks Corp.	10,895	936,098
		2,867,610
Household Products | 4.1%
The Procter & Gamble Co.	12,405	1,724,171
Industrial Conglomerates | 3.9%
Honeywell International, Inc.	10,032	1,651,368
Insurance | 3.0%
Marsh & McLennan Cos., Inc.	11,111	1,274,432
Interactive Media & Services | 6.7%
Alphabet, Inc., Class A (*)	1,942	2,846,195
IT Services | 4.8%
Visa, Inc., Class A	10,248	2,049,293
Life Sciences Tools & Services | 2.0%
IQVIA Holdings, Inc. (*)	5,394	850,256
Multiline Retail | 1.7%
Dollar Tree, Inc. (*)	7,777	710,351
Description	Shares	Fair Value
Pharmaceuticals | 6.1%
Johnson & Johnson	17,475	$2,601,678
Road & Rail | 4.3%
Norfolk Southern Corp.	8,522	1,823,623
Semiconductors & Semiconductor Equipment | 4.8%
Analog Devices, Inc.	17,335	2,023,688
Software | 7.3%
Microsoft Corp.	14,778	3,108,257
Specialty Retail | 6.0%
Lowe’s Cos., Inc.	10,858	1,800,908
Ross Stores, Inc.	8,090	754,959
		2,555,867
Technology Hardware, Storage & Peripherals | 3.3%
Apple, Inc.	11,932	1,381,845
Total Common Stocks (Cost $28,964,995)		41,508,307
Short-Term Investments | 1.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $776,139)	776,139	776,139
Total Investments | 100.0% (Cost $29,741,134)		$42,284,446
Cash and Other Assets in Excess of Liabilities | 0.0%		11,710
Net Assets | 100.0%		$42,296,156

Description	Shares	Fair Value
Lazard US Small-Mid Cap Equity Portfolio
Common Stocks | 97.3%
Aerospace & Defense | 2.1%
Curtiss-Wright Corp.	15,857	$1,478,824
HEICO Corp.	7,945	831,524
		2,310,348
Air Freight & Logistics | 1.0%
Echo Global Logistics, Inc. (*)	41,946	1,080,948
Airlines | 0.7%
Alaska Air Group, Inc.	20,497	750,805
Auto Components | 0.8%
Gentherm, Inc. (*)	22,170	906,753
Banks | 6.2%
Citizens Financial Group, Inc.	41,540	1,050,131
Comerica, Inc.	29,061	1,111,583
Commerce Bancshares, Inc.	21,205	1,193,630
Home BancShares, Inc.	113,509	1,720,796
PacWest Bancorp	35,137	600,140
TCF Financial Corp.	47,553	1,110,838
		6,787,118
Biotechnology | 4.3%
Emergent Biosolutions, Inc. (*)	17,687	1,827,598
Exelixis, Inc. (*)	66,356	1,622,404
United Therapeutics Corp. (*)	12,793	1,292,093
		4,742,095
Building Products | 2.5%
Armstrong World Industries, Inc.	20,660	1,421,615
PGT Innovations, Inc. (*)	72,808	1,275,596
		2,697,211
Capital Markets | 1.5%
Morningstar, Inc.	10,420	1,673,556
Chemicals | 2.4%
Ingevity Corp. (*)	25,644	1,267,839
Innospec, Inc.	21,253	1,345,740
		2,613,579
Communications Equipment | 2.1%
Ciena Corp. (*)	19,143	759,786
F5 Networks, Inc. (*)	12,663	1,554,636
		2,314,422
Construction & Engineering | 2.0%
Valmont Industries, Inc.	17,917	2,224,933
Construction Materials | 1.3%
Eagle Materials, Inc.	16,246	1,402,355
Description	Shares	Fair Value
Containers & Packaging | 3.1%
Avery Dennison Corp.	13,130	$1,678,539
Graphic Packaging Holding Co.	120,901	1,703,495
		3,382,034
Electric Utilities | 1.6%
PNM Resources, Inc.	41,050	1,696,597
Electrical Equipment | 2.1%
Atkore International Group, Inc. (*)	48,825	1,109,792
EnerSys	18,330	1,230,310
		2,340,102
Electronic Equipment, Instruments & Components | 1.4%
Zebra Technologies Corp., Class A (*)	6,034	1,523,344
Energy Equipment & Services | 1.1%
Cactus, Inc., Class A	60,874	1,168,172
Entertainment | 1.5%
Take-Two Interactive Software, Inc. (*)	7,622	1,259,307
The Marcus Corp.	44,775	346,111
		1,605,418
Equity Real Estate Investment Trusts (REITs) | 8.9%
Alexandria Real Estate Equities, Inc.	12,328	1,972,480
Camden Property Trust	15,040	1,338,259
Healthcare Realty Trust, Inc.	61,765	1,860,362
Hudson Pacific Properties, Inc.	35,845	786,081
Invitation Homes, Inc.	31,716	887,731
PS Business Parks, Inc.	14,431	1,766,210
STAG Industrial, Inc.	36,565	1,114,867
		9,725,990
Food & Staples Retailing | 1.6%
Casey’s General Stores, Inc.	9,793	1,739,726
Food Products | 1.4%
Flowers Foods, Inc.	61,910	1,506,270
Health Care Equipment & Supplies | 1.7%
STERIS PLC	10,797	1,902,323
Health Care Providers & Services | 2.8%
Henry Schein, Inc. (*)	27,476	1,615,039
Laboratory Corp. of America Holdings (*)	7,484	1,409,013
		3,024,052
Hotels, Restaurants & Leisure | 1.6%
Wyndham Hotels & Resorts, Inc.	35,757	1,805,729
Household Durables | 2.1%
Helen of Troy, Ltd. (*)	4,422	855,745
Leggett & Platt, Inc.	35,139	1,446,673
		2,302,418

Description	Shares	Fair Value
Lazard US Small-Mid Cap Equity Portfolio (concluded)
Industrial Conglomerates | 1.4%
Carlisle Cos., Inc.	12,761	$1,561,564
Insurance | 4.5%
Arch Capital Group, Ltd. (*)	57,772	1,689,831
Brown & Brown, Inc.	43,927	1,988,575
Reinsurance Group of America, Inc.	12,682	1,207,200
		4,885,606
Interactive Media & Services | 0.9%
Cars.com, Inc. (*)	124,931	1,009,442
IT Services | 3.8%
Amdocs, Ltd.	18,606	1,068,170
Leidos Holdings, Inc.	19,514	1,739,673
NIC, Inc.	68,424	1,347,953
		4,155,796
Leisure Products | 2.4%
Brunswick Corp.	19,578	1,153,340
Hasbro, Inc.	17,629	1,458,271
		2,611,611
Life Sciences Tools & Services | 4.7%
Adaptive Biotechnologies Corp. (*)	30,843	1,499,895
Charles River Laboratories International, Inc. (*)	8,878	2,010,423
ICON PLC (*)	8,286	1,583,372
		5,093,690
Machinery | 3.7%
Altra Industrial Motion Corp.	29,993	1,108,841
Ingersoll Rand, Inc. (*)	32,360	1,152,016
Kennametal, Inc.	33,679	974,670
TriMas Corp. (*)	35,656	812,957
		4,048,484
Oil, Gas & Consumable Fuels | 0.9%
Concho Resources, Inc.	21,903	966,360
Pharmaceuticals | 1.4%
Catalent, Inc. (*)	18,266	1,564,666
Professional Services | 1.0%
FTI Consulting, Inc. (*)	10,046	1,064,575
Semiconductors & Semiconductor Equipment | 3.1%
CMC Materi’als, Inc.	11,126	1,588,904
MKS Instruments, Inc.	16,036	1,751,612
		3,340,516
Software | 5.9%
j2 Global, Inc. (*)	26,533	1,836,614
PTC, Inc. (*)	14,070	1,163,871
Description	Shares	Fair Value
RealPage, Inc. (*)	17,313	$997,921
SolarWinds Corp. (*)	87,156	1,772,753
Vertex, Inc., Class A	31,848	732,504
		6,503,663
Specialty Retail | 3.0%
Floor & Decor Holdings, Inc., Class A (*)	18,675	1,396,890
The Children’s Place, Inc.	30,504	864,788
The Gap, Inc.	59,287	1,009,658
		3,271,336
Textiles, Apparel & Luxury Goods | 1.8%
Carter’s, Inc.	16,986	1,470,648
Tapestry, Inc.	33,746	527,450
		1,998,098
Trading Companies & Distributors | 1.0%
Air Lease Corp.	37,895	1,114,871
Total Common Stocks (Cost $100,339,929)		106,416,576
Total Investments | 97.3% (Cost $100,339,929)		$106,416,576
Cash and Other Assets in Excess of Liabilities | 2.7%		2,925,304
Net Assets | 100.0%		$109,341,880

Description	Shares	Fair Value
Lazard US Sustainable Equity Portfolio
Common Stocks | 96.5%
Auto Components | 0.8%
Aptiv PLC	923	$84,621
Banks | 5.4%
Commerce Bancshares, Inc.	4,333	243,905
The PNC Financial Services Group, Inc.	2,850	313,243
		557,148
Capital Markets | 3.9%
Intercontinental Exchange, Inc.	2,942	294,347
The Charles Schwab Corp.	2,890	104,705
		399,052
Chemicals | 1.9%
Ecolab, Inc.	989	197,642
Commercial Services & Supplies | 3.2%
MSA Safety, Inc.	554	74,330
Waste Management, Inc.	2,266	256,443
		330,773
Communications Equipment | 2.5%
Cisco Systems, Inc.	4,124	162,444
Motorola Solutions, Inc.	597	93,616
		256,060
Containers & Packaging | 2.2%
Ball Corp.	2,764	229,744
Electrical Equipment | 2.9%
Rockwell Automation, Inc.	1,353	298,580
Entertainment | 1.4%
The Walt Disney Co.	1,197	148,524
Equity Real Estate Investment Trusts (REITs) | 2.5%
Prologis, Inc.	2,564	257,990
Food Products | 0.2%
Vital Farms, Inc.	641	25,980
Health Care Equipment & Supplies | 8.4%
Boston Scientific Corp. (*)	2,569	98,162
Danaher Corp.	1,477	318,042
Envista Holdings Corp. (*)	1,977	48,792
Medtronic PLC	3,886	403,833
		868,829
Health Care Providers & Services | 4.7%
Humana, Inc.	315	130,375
Laboratory Corp. of America Holdings (*)	1,071	201,637
UnitedHealth Group, Inc.	471	146,844
		478,856
Description	Shares	Fair Value
Hotels, Restaurants & Leisure | 2.3%
Starbucks Corp.	2,719	$233,616
Household Products | 3.1%
The Procter & Gamble Co.	2,311	321,206
IT Services | 6.4%
Accenture PLC, Class A	1,416	320,002
Visa, Inc., Class A	1,669	333,750
		653,752
Life Sciences Tools & Services | 4.8%
Agilent Technologies, Inc.	1,365	137,783
IQVIA Holdings, Inc. (*)	894	140,921
Thermo Fisher Scientific, Inc.	488	215,462
		494,166
Machinery | 3.2%
Deere & Co.	848	187,942
Watts Water Technologies, Inc., Class A	656	65,699
Xylem, Inc.	851	71,586
		325,227
Multiline Retail | 2.9%
Dollar General Corp.	1,415	296,612
Pharmaceuticals | 7.8%
Johnson & Johnson	2,011	299,398
Pfizer, Inc.	7,283	267,286
Zoetis, Inc.	1,400	231,518
		798,202
Road & Rail | 2.8%
Norfolk Southern Corp.	1,336	285,890
Semiconductors & Semiconductor Equipment | 5.3%
Analog Devices, Inc.	1,842	215,035
Applied Materials, Inc.	2,740	162,893
Texas Instruments, Inc.	1,183	168,921
		546,849
Software | 12.1%
Intuit, Inc.	425	138,639
Microsoft Corp.	3,664	770,649
Palo Alto Networks, Inc. (*)	284	69,509
salesforce.com, Inc. (*)	1,053	264,640
		1,243,437
Specialty Retail | 5.8%
Ross Stores, Inc.	1,447	135,034
The Home Depot, Inc.	1,651	458,499
		593,533
Total Common Stocks (Cost $9,341,148)		9,926,289

Description	Shares	Fair Value
Lazard US Sustainable Equity Portfolio (concluded)
Short-Term Investments | 3.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $373,332)	373,332	$373,332
Total Investments | 100.1% (Cost $9,714,480)		$10,299,621
Liabilities in Excess of Cash and Other Assets | (0.1)%		(12,683)
Net Assets | 100.0%		$10,286,938

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio
Corporate Bonds | 6.8%
Chile | 0.5%
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/49 (#)	USD	104	$122,297
Colombia | 1.5%
AI Candelaria Spain SLU, 7.500%, 12/15/28 (#)	USD	375	405,000
Kazakhstan | 0.9%
KazMunayGas National Co. JSC, 5.750%, 04/19/47	USD	210	248,872
Kuwait | 0.7%
NBK Tier 1 Financing 2, Ltd., 4.500% (USD Swap 6 Year + 2.832%), 11/27/25 (§), (¶)	USD	200	197,250
Mexico | 2.6%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 04/17/25	USD	150	166,102
Petroleos Mexicanos:
6.875%, 08/04/26	USD	70	67,368
6.490%, 01/23/27	USD	110	102,933
5.350%, 02/12/28	USD	130	111,891
6.500%, 01/23/29	USD	15	13,431
6.840%, 01/23/30	USD	120	107,100
7.690%, 01/23/50	USD	35	29,295
6.950%, 01/28/60 (#)	USD	135	104,423
			702,543
Peru | 0.6%
Banco de Credito del Peru, 3.125% (CMT 5 Year + 3.000%), 07/01/30 (#), (§)	USD	100	100,000
Fondo MIVIVIENDA SA, 7.000%, 02/14/24	PEN	180	55,679
			155,679
Total Corporate Bonds (Cost $1,758,992)			1,831,641
Foreign Government Obligations | 85.0%
Angola | 2.0%
Republic of Angola:
9.500%, 11/12/25	USD	102	88,676
8.000%, 11/26/29	USD	560	442,400
			531,076
Argentina | 1.9%
Republic of Argentina:
1.000%, 07/09/29	USD	73	33,275
0.125%, 07/09/30 (Ø)	USD	474	196,825
0.125%, 07/09/35 (Ø)	USD	576	215,091
Description	Security Currency	Principal Amount (000)	Fair Value
0.125%, 01/09/38 (Ø)	USD	154	$65,545
			510,736
Azerbaijan | 0.7%
Republic of Azerbaijan, 3.500%, 09/01/32	USD	200	192,250
Bahrain | 1.2%
Kingdom of Bahrain, 7.000%, 01/26/26	USD	290	321,356
Barbados | 0.0%
Barbados Government International Bonds, 6.500%, 10/01/29 (#)	USD	10	9,631
Belarus | 0.7%
Republic of Belarus, 5.875%, 02/24/26	USD	200	185,700
Belize | 0.0%
Republic of Belize, 4.938%, 02/20/34	USD	15	6,686
Brazil | 5.3%
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/24	BRL	3,850	568,774
Brazil NTN-F, 10.000%, 01/01/25	BRL	2,920	588,201
Federal Republic of Brazil:
2.875%, 06/06/25	USD	25	25,225
4.500%, 05/30/29	USD	115	122,403
3.875%, 06/12/30	USD	60	60,000
5.625%, 02/21/47	USD	25	27,195
4.750%, 01/14/50	USD	30	29,269
			1,421,067
Chile | 1.0%
Bonos de la Tesoreria de la Republica en pesos:
4.000%, 03/01/23 (#)	CLP	35,000	48,193
4.500%, 03/01/26	CLP	65,000	95,053
5.000%, 03/01/35	CLP	50,000	75,897
6.000%, 01/01/43	CLP	20,000	34,918
			254,061
China | 4.4%
China Development Bank:
1.860%, 04/09/23	CNY	3,710	524,018
3.500%, 08/13/26	CNY	3,960	577,849
3.450%, 09/20/29	CNY	370	52,895
China Government Bonds, 2.680%, 05/21/30	CNY	100	14,114
			1,168,876
Colombia | 3.1%
Colombian Titulos De Tesoreria: 6.250%, 11/26/25	COP	584,300	166,777

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
7.500%, 08/26/26	COP	1,182,000	$354,903
6.000%, 04/28/28	COP	289,800	79,633
7.000%, 06/30/32	COP	318,000	89,573
Republic of Colombia:
4.500%, 01/28/26	USD	65	71,845
3.875%, 04/25/27	USD	65	70,200
			832,931
Costa Rica | 0.9%
Republic of Costa Rica:
9.200%, 02/23/22	USD	29	28,674
4.250%, 01/26/23	USD	40	38,000
4.375%, 04/30/25	USD	55	51,459
7.000%, 04/04/44	USD	30	27,169
7.158%, 03/12/45	USD	115	105,045
			250,347
Czech Republic | 1.2%
Czech Republic:
2.500%, 08/25/28	CZK	1,120	55,205
4.200%, 12/04/36	CZK	4,240	270,705
			325,910
Dominican Republic | 1.5%
Dominican Republic:
5.500%, 01/27/25	USD	40	42,500
6.875%, 01/29/26	USD	25	27,828
4.500%, 01/30/30	USD	135	132,258
7.450%, 04/30/44	USD	15	16,842
6.400%, 06/05/49	USD	170	170,478
			389,906
Ecuador | 1.2%
Republic of Ecuador:
0.000%, 07/31/30 (#)	USD	32	14,754
0.500%, 07/31/30 (#), (Ø)	USD	100	67,537
0.500%, 07/31/35 (#), (Ø)	USD	293	163,511
0.500%, 07/31/40 (#), (Ø)	USD	133	66,649
			312,451
Egypt | 1.5%
Arab Republic of Egypt:
5.577%, 02/21/23	USD	200	205,188
6.200%, 03/01/24 (#)	USD	190	197,184
			402,372
El Salvador | 0.5%
Republic of El Salvador:
5.875%, 01/30/25	USD	25	21,844
7.650%, 06/15/35	USD	50	42,922
7.125%, 01/20/50	USD	75	58,476
			123,242
Description	Security Currency	Principal Amount (000)	Fair Value
Ghana | 0.7%
Republic of Ghana, 6.375%, 02/11/27	USD	200	$180,250
Guatemala | 0.4%
Republic of Guatemala:
5.375%, 04/24/32 (#)	USD	50	57,438
6.125%, 06/01/50 (#)	USD	50	59,781
			117,219
Honduras | 0.2%
Republic of Honduras, 6.250%, 01/19/27	USD	35	37,920
Hungary | 1.2%
Hungary Government Bonds:
2.500%, 10/24/24	HUF	46,110	154,430
3.000%, 10/27/27	HUF	46,350	160,188
			314,618
Indonesia | 6.2%
Indonesia Government Bonds:
8.375%, 09/15/26	IDR	3,096,000	230,431
7.000%, 05/15/27	IDR	1,184,000	81,002
9.000%, 03/15/29	IDR	1,275,000	96,182
8.250%, 05/15/29	IDR	1,545,000	113,020
8.750%, 05/15/31	IDR	2,590,000	193,119
7.500%, 08/15/32	IDR	3,513,000	238,095
8.375%, 03/15/34	IDR	1,165,000	83,774
8.250%, 05/15/36	IDR	622,000	44,205
8.375%, 04/15/39	IDR	920,000	65,754
Republic of Indonesia:
5.875%, 01/15/24	USD	60	69,037
4.125%, 01/15/25	USD	75	83,789
4.750%, 01/08/26	USD	160	185,900
4.625%, 04/15/43	USD	30	35,053
3.700%, 10/30/49	USD	125	133,711
			1,653,072
Iraq | 0.8%
Republic of Iraq, 5.800%, 01/15/28	USD	234	208,154
Ivory Coast | 1.1%
Ivory Coast:
5.750%, 12/31/32 (Ø)	USD	112	103,611
6.125%, 06/15/33	USD	200	187,250
			290,861
Jamaica | 0.4%
Government of Jamaica:
6.750%, 04/28/28	USD	25	28,438
8.000%, 03/15/39	USD	30	38,831
7.875%, 07/28/45	USD	20	25,306
			92,575

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
Kenya | 0.9%
Republic of Kenya, 8.000%, 05/22/32	USD	250	$246,797
Lebanon | 1.2%
Lebanese Republic:
8.250%, 04/12/21 («)	USD	422	70,685
6.100%, 10/04/22 («)	USD	227	36,887
6.000%, 01/27/23 («)	USD	265	41,075
6.650%, 04/22/24 («)	USD	236	35,990
6.250%, 11/04/24 («)	USD	116	17,545
6.200%, 02/26/25 («)	USD	37	5,596
6.600%, 11/27/26 («)	USD	104	15,600
6.850%, 03/23/27 («)	USD	124	18,600
6.750%, 11/29/27 («)	USD	52	7,800
6.650%, 02/26/30 («)	USD	109	15,805
7.000%, 03/23/32 («)	USD	183	26,993
7.050%, 11/02/35 («)	USD	60	9,000
7.250%, 03/23/37 («)	USD	55	8,250
6.375%, 03/09/49 («)	USD	107	18,993
			328,819
Malaysia | 3.8%
Malaysia Government Bonds:
3.441%, 02/15/21	MYR	120	29,058
4.160%, 07/15/21	MYR	70	17,144
3.882%, 03/10/22	MYR	706	174,819
3.800%, 08/17/23	MYR	760	191,643
3.478%, 06/14/24	MYR	91	22,912
3.955%, 09/15/25	MYR	610	158,280
3.899%, 11/16/27	MYR	240	63,036
3.844%, 04/15/33	MYR	550	142,603
4.893%, 06/08/38	MYR	730	207,486
			1,006,981
Mexico | 5.4%
Mexican Bonos:
5.750%, 03/05/26	MXN	15,650	724,586
8.500%, 05/31/29	MXN	4,838	258,457
10.000%, 11/20/36	MXN	3,270	196,921
7.750%, 11/13/42	MXN	670	32,763
United Mexican States:
4.125%, 01/21/26	USD	80	88,880
4.500%, 01/31/50	USD	60	63,150
5.000%, 04/27/51	USD	60	67,260
			1,432,017
Mongolia | 0.2%
Mongolia International Bonds:
10.875%, 04/06/21	USD	25	26,000
5.125%, 12/05/22	USD	35	35,667
			61,667
Description	Security Currency	Principal Amount (000)	Fair Value
Mozambique | 0.6%
Republic of Mozambique, 5.000%, 09/15/31	USD	200	$163,063
Nigeria | 2.1%
Republic of Nigeria:
6.500%, 11/28/27	USD	200	190,375
7.875%, 02/16/32	USD	200	190,687
7.625%, 11/28/47	USD	200	178,500
			559,562
Oman | 1.5%
Oman Government International Bonds:
4.750%, 06/15/26	USD	245	223,869
5.625%, 01/17/28	USD	200	183,500
			407,369
Panama | 1.5%
Republic of Panama:
3.750%, 03/16/25	USD	65	71,013
2.252%, 09/29/32	USD	330	334,455
			405,468
Paraguay | 0.5%
Republic of Paraguay:
5.000%, 04/15/26	USD	25	28,492
4.950%, 04/28/31 (#)	USD	45	51,975
5.400%, 03/30/50	USD	40	48,425
			128,892
Peru | 2.4%
Republic of Peru:
8.200%, 08/12/26	PEN	290	106,730
4.125%, 08/25/27	USD	55	64,092
6.350%, 08/12/28	PEN	390	131,223
6.950%, 08/12/31	PEN	585	198,370
6.900%, 08/12/37	PEN	290	95,916
5.350%, 08/12/40	PEN	150	41,521
			637,852
Philippines | 0.6%
Republic of Philippines:
4.200%, 01/21/24	USD	70	77,678
3.625%, 09/09/25	PHP	3,145	66,954
3.700%, 02/02/42	USD	15	17,348
			161,980
Qatar | 1.0%
State of Qatar, 3.400%, 04/16/25	USD	250	274,297
Romania | 3.0%
Romania Government Bonds, 3.000%, 02/14/31 (#)	USD	100	102,625
Romanian Government Bonds:
4.250%, 06/28/23	RON	710	175,610
4.375%, 08/22/23	USD	48	52,185

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
4.750%, 02/24/25	RON	320	$81,190
4.850%, 04/22/26	RON	320	82,870
5.800%, 07/26/27	RON	380	104,696
3.000%, 02/14/31	USD	46	47,208
5.125%, 06/15/48	USD	34	41,554
4.000%, 02/14/51 (#)	USD	96	98,790
			786,728
Russia | 4.8%
Russia Government Bonds - OFZ:
7.100%, 10/16/24	RUB	190	2,614
7.950%, 10/07/26	RUB	29,900	429,809
7.050%, 01/19/28	RUB	10,153	139,219
8.500%, 09/17/31	RUB	31,270	472,984
Russian Foreign Bond - Eurobond, 5.100%, 03/28/35	USD	200	245,125
			1,289,751
South Africa | 6.7%
Republic of South Africa:
4.665%, 01/17/24	USD	75	76,664
10.500%, 12/21/26	ZAR	7,840	544,079
8.000%, 01/31/30	ZAR	4,060	221,221
5.875%, 06/22/30	USD	105	107,133
8.250%, 03/31/32	ZAR	7,340	375,512
8.500%, 01/31/37	ZAR	4,230	197,807
8.750%, 02/28/48	ZAR	2,525	115,779
6.300%, 06/22/48	USD	150	136,500
			1,774,695
Sri Lanka | 2.3%
Republic of Sri Lanka:
5.750%, 01/18/22	USD	60	49,181
5.750%, 04/18/23	USD	245	181,453
6.850%, 03/14/24	USD	180	131,962
6.350%, 06/28/24	USD	40	28,863
6.125%, 06/03/25	USD	10	7,009
6.850%, 11/03/25	USD	100	70,625
6.825%, 07/18/26	USD	5	3,509
6.200%, 05/11/27	USD	70	47,338
6.750%, 04/18/28	USD	35	23,702
7.550%, 03/28/30	USD	90	60,750
			604,392
Suriname | 0.0%
Republic of Suriname, 9.250%, 10/26/26	USD	10	5,903
Thailand | 2.6%
Thailand Government Bonds:
3.650%, 06/20/31	THB	5,400	207,104
3.775%, 06/25/32	THB	5,700	223,949
3.400%, 06/17/36	THB	4,780	185,468
Description	Security Currency	Principal Amount (000)	Fair Value
3.300%, 06/17/38	THB	2,190	$83,655
			700,176
Turkey | 1.7%
Republic of Turkey:
5.750%, 03/22/24	USD	60	58,800
7.375%, 02/05/25	USD	95	98,414
4.250%, 03/13/25	USD	200	184,062
4.875%, 10/09/26	USD	55	50,170
5.750%, 05/11/47	USD	15	11,925
Turkey Government International Bond, 5.250%, 03/13/30	USD	45	39,952
			443,323
Ukraine | 2.3%
Emirate of Dubai Government International Bonds, 5.250%, 01/30/43	USD	200	227,688
Government of Ukraine, 15.840%, 02/26/25	UAH	1,960	77,333
Ukraine Government Bonds: 15.840%, 02/26/25	UAH	800	31,565
9.750%, 11/01/28	USD	260	280,637
			617,223
United Arab Emirates | 0.5%
Emirate of Dubai Government International Bonds, 5.250%, 01/30/43	USD	110	125,228
Uruguay | 0.3%
Republica Orient Uruguay:
4.375%, 10/27/27	USD	35	40,425
4.375%, 01/23/31	USD	40	47,563
			87,988
Venezuela | 0.3%
Republic of Venezuela:
8.250%, 10/13/24 («)	USD	1,038	80,445
7.000%, 03/31/38 («)	USD	58	4,495
			84,940
Zambia | 0.7%
Republic of Zambia:
5.375%, 09/20/22	USD	200	99,250
8.970%, 07/30/27	USD	200	96,688
			195,938
Total Foreign Government Obligations (Cost $23,320,091)			22,664,316
Quasi Government Bonds | 1.8%
Mexico | 0.4%
Petroleos Mexicanos, 6.750%, 09/21/47	USD	140	107,905

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Emerging Markets Debt Portfolio (continued)
Turkey | 0.4%
Export Credit Bank of Turkey, 5.375%, 02/08/21	USD	105	$105,066
Ukraine | 0.9%
Ukreximbank Via Biz Finance PLC, 9.750%, 01/22/25	USD	250	253,500
Venezuela | 0.1%
Petroleos de Venezuela SA:
12.750%, 02/17/22 («)	USD	273	7,507
6.000%, 11/15/26 («)	USD	124	3,410
5.500%, 04/12/37 («)	USD	100	2,750
			13,667
Total Quasi Government Bonds (Cost $700,104)			480,138
Supranational Bonds | 0.1%
International Finance Corp., 8.000%, 10/09/23 (Cost $14,358)	IDR	200,000	14,171

Description		Shares	Fair Value
Short-Term Investments | 5.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $1,487,621)		1,487,621	1,487,621
Total Investments l 99.3% (Cost $27,281,166) (»)			$26,477,887
Cash and Other Assets in Excess of Liabilities | 0.7%			181,034
Net Assets | 100.0%			$26,658,921

Lazard Emerging Markets Debt Portfolio (continued)

Forward Currency Contracts open at September 30, 2020:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	690,985	USD	122,500	BOA	10/02/20	$541	$—
BRL	706,636	USD	126,940	BOA	10/02/20	—	1,112
BRL	690,985	USD	125,422	BOA	11/04/20	—	2,482
BRL	53,040	USD	9,403	BRC	10/02/20	42	—
BRL	273,252	USD	49,096	BRC	10/02/20	—	439
BRL	976,452	USD	174,968	BRC	10/02/20	—	1,095
BRL	563,548	USD	99,907	CIT	10/02/20	441	—
BRL	706,636	USD	126,963	CIT	10/02/20	—	1,135
BRL	690,195	USD	122,360	SCB	10/02/20	540	—
BRL	910,839	USD	162,682	SCB	10/02/20	—	492
BRL	1,251,156	USD	221,809	SCB	10/02/20	980	—
BRL	690,195	USD	127,709	SCB	11/04/20	—	4,910
BRL	1,251,156	USD	223,802	SCB	11/04/20	—	1,198
BRL	976,452	USD	175,079	UBS	10/02/20	—	1,207
CLP	7,753,000	USD	10,000	BOA	10/20/20	—	123
CLP	23,578,500	USD	30,000	BRC	10/20/20	39	—
CLP	29,177,711	USD	37,369	BRC	10/20/20	—	197
CLP	38,677,431	USD	49,323	UBS	10/20/20	—	48
CZK	2,285,889	USD	103,158	BOA	10/20/20	—	4,107
CZK	2,408,438	USD	106,660	BOA	10/20/20	—	2,298
CZK	3,154,526	USD	141,348	BOA	10/20/20	—	4,657
CZK	788,631	USD	35,318	BRC	10/20/20	—	1,145
CZK	2,285,889	USD	103,139	BRC	10/20/20	—	4,088
CZK	752,265	USD	33,340	JPM	10/20/20	—	743
CZK	2,628,772	USD	117,746	SCB	10/20/20	—	3,837
CZK	2,285,889	USD	103,093	UBS	10/20/20	—	4,041
HUF	29,658,179	USD	98,221	BRC	10/26/20	—	2,590
HUF	33,070,026	USD	109,709	BRC	10/26/20	—	3,077
HUF	12,607,128	USD	41,779	JPM	10/26/20	—	1,128
HUF	33,070,026	USD	109,777	UBS	10/26/20	—	3,145
IDR	441,150,000	USD	30,000	BRC	11/25/20	—	500
IDR	1,955,949,678	USD	131,977	BRC	11/25/20	—	1,181
IDR	298,640,000	USD	20,000	SCB	11/25/20	—	30
INR	10,322,917	USD	139,109	BRC	10/08/20	767	—
INR	10,322,917	USD	139,032	UBS	10/08/20	844	—
KRW	83,706,000	USD	70,612	UBS	10/08/20	961	—
MXN	456,596	USD	21,507	BOA	10/20/20	—	900
MXN	595,862	USD	26,795	BRC	10/20/20	97	—
MXN	515,664	USD	23,205	JPM	10/20/20	67	—
MXN	2,831,784	USD	129,839	UBS	10/20/20	—	2,038
MYR	83,863	USD	20,152	SCB	11/24/20	—	10
MYR	406,724	USD	97,966	SCB	11/24/20	—	280
PEN	71,430	USD	20,000	BRC	10/21/20	—	178
PEN	571,200	USD	160,000	BRC	10/21/20	—	1,494
PLN	557,266	USD	148,850	BOA	11/17/20	—	4,667

Lazard Emerging Markets Debt Portfolio (continued)
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
PLN	566,873	USD	151,741	BOA	11/17/20	$—	$5,072
PLN	576,215	USD	157,393	BOA	11/17/20	—	8,307
PLN	77,315	USD	20,000	BRC	11/17/20	4	—
PLN	557,266	USD	148,806	BRC	11/17/20	—	4,624
PLN	566,873	USD	152,176	BRC	11/17/20	—	5,508
PLN	576,215	USD	157,357	BRC	11/17/20	—	8,272
PLN	672,013	USD	182,682	JPM	11/17/20	—	8,810
PLN	576,215	USD	157,298	SCB	11/17/20	—	8,212
PLN	200,616	USD	53,492	UBS	11/17/20	—	1,586
PLN	566,873	USD	152,179	UBS	11/17/20	—	5,511
RUB	5,621,558	USD	74,622	BOA	10/08/20	—	2,320
RUB	1,553,838	USD	20,000	BRC	10/08/20	—	15
RUB	2,974,740	USD	40,000	BRC	10/08/20	—	1,740
RUB	5,621,558	USD	74,583	UBS	10/08/20	—	2,280
THB	3,793,421	USD	121,463	BOA	10/21/20	—	1,756
THB	6,811,056	USD	217,800	HSB	10/21/20	—	2,866
THB	694,918	USD	22,319	JPM	10/21/20	—	389
THB	2,498,716	USD	80,252	JPM	10/21/20	—	1,400
THB	3,405,527	USD	109,390	JPM	10/21/20	—	1,923
THB	3,405,528	USD	108,848	JPM	10/21/20	—	1,381
THB	311,100	USD	10,000	SCB	10/21/20	—	183
TRY	385,680	USD	50,000	BRC	10/26/20	—	355
TRY	1,496,346	USD	193,887	BRC	10/26/20	—	1,277
TRY	234,813	USD	30,000	BRC	10/30/20	191	—
USD	125,274	BRL	706,636	BOA	10/02/20	—	553
USD	125,519	BRL	690,985	BOA	10/02/20	2,479	—
USD	10,000	BRL	53,040	BRC	10/02/20	555	—
USD	48,443	BRL	273,252	BRC	10/02/20	—	214
USD	173,108	BRL	976,452	BRC	10/02/20	—	764
USD	20,000	BRL	112,690	BRC	11/04/20	—	50
USD	130,000	BRL	734,825	BRC	11/04/20	—	739
USD	102,867	BRL	563,548	CIT	10/02/20	2,519	—
USD	125,274	BRL	706,636	CIT	10/02/20	—	553
USD	127,814	BRL	690,195	SCB	10/02/20	4,914	—
USD	161,476	BRL	910,839	SCB	10/02/20	—	713
USD	223,981	BRL	1,251,156	SCB	10/02/20	1,193	—
USD	245,889	BRL	1,301,343	SSB	10/02/20	14,164	—
USD	338,283	BRL	1,910,096	SSB	11/04/20	—	1,560
USD	173,108	BRL	976,452	UBS	10/02/20	—	764
USD	20,000	CLP	15,756,000	BRC	10/20/20	—	73
USD	20,000	CNH	136,993	SCB	10/20/20	—	184
USD	100,118	CNH	687,330	SCB	10/20/20	—	1,150
USD	15,977	COP	60,205,752	BRC	11/20/20	285	—
USD	39,529	CZK	868,490	BRC	10/20/20	1,896	—
USD	20,000	CZK	447,867	SCB	10/20/20	593	—
USD	30,471	CZK	669,526	SCB	10/20/20	1,459	—
USD	31,349	HUF	9,784,863	BRC	10/26/20	—	202

Lazard Emerging Markets Debt Portfolio (concluded)
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	40,000	IDR	604,800,000	SCB	11/25/20	$—	$443
USD	34,147	INR	2,512,878	BRC	10/08/20	97	—
USD	36,836	INR	2,712,999	BRC	10/08/20	75	—
USD	139,563	INR	10,340,249	BRC	10/08/20	—	547
USD	35,853	INR	2,637,705	SCB	10/08/20	112	—
USD	33,164	INR	2,442,003	UBS	10/08/20	74	—
USD	1,846	KRW	2,169,877	BRC	10/08/20	—	9
USD	34,384	KRW	40,046,812	BRC	10/08/20	141	—
USD	35,616	KRW	41,489,311	SCB	10/08/20	140	—
USD	10,000	MXN	221,232	BRC	10/20/20	16	—
USD	40,000	MXN	854,280	SCB	10/20/20	1,445	—
USD	150,000	MYR	621,150	BOA	11/24/20	814	—
USD	102,970	PEN	368,108	BOA	10/21/20	821	—
USD	20,000	PEN	71,960	BRC	10/21/20	31	—
USD	102,985	PEN	368,108	BRC	10/21/20	836	—
USD	57,255	PEN	204,505	UBS	10/21/20	506	—
USD	118,311	PEN	422,643	UBS	10/21/20	1,029	—
USD	42,074	PHP	2,074,576	SCB	10/13/20	—	709
USD	200,349	PLN	753,254	BRC	11/17/20	5,458	—
USD	89,651	PLN	337,059	JPM	11/17/20	2,442	—
USD	30,000	PLN	112,674	SCB	11/17/20	848	—
USD	16,243	RON	67,105	BRC	10/20/20	121	—
USD	30,000	RON	124,868	BRC	10/20/20	1	—
USD	16,244	RON	67,105	UBS	10/20/20	122	—
USD	30,000	RUB	2,260,350	BRC	10/08/20	928	—
USD	30,000	THB	940,125	SCB	10/21/20	333	—
USD	40,000	THB	1,265,300	SCB	10/21/20	71	—
USD	120,453	ZAR	2,048,155	BOA	10/20/20	—	1,560
USD	164,104	ZAR	2,792,939	CIT	10/20/20	—	2,277
USD	40,000	ZAR	676,050	SCB	10/20/20	—	274
USD	120,411	ZAR	2,048,155	SCB	10/20/20	—	1,602
USD	120,421	ZAR	2,048,155	UBS	10/20/20	—	1,592
ZAR	703,791	USD	41,673	UBS	10/20/20	253	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$52,285	$150,891

Centrally Cleared Interest Rate Swap Agreements open at September 30, 2020:

Currency	Notional Amount	Expiration Date	Receive (Pay) Rate	Payment Frequency Paid/Received	Variable Rate	Unrealized Depreciation
BRL	$575,890	01/02/23	6.14%	Maturity	1 month Brazilian Interbank Deposit Average	$2,365
BRL	680,190	01/02/24	4.84	Maturity	1 month Brazilian Interbank Deposit Average	2,053
Total gross unrealized depreciation on Centrally Cleared Interest Rate Swap Agreements						$4,418

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio
Corporate Bonds | 38.1%
Australia | 1.1%
Telstra Corp., Ltd., 4.000%, 09/16/22	AUD	130	$98,785
Canada | 2.3%
Canadian Imperial Bank of Commerce, 2.900%, 09/14/21	CAD	132	101,505
Rogers Communications, Inc., 3.250%, 05/01/29	CAD	115	95,217
			196,722
France | 1.3%
Schneider Electric SE, 2.950%, 09/27/22	USD	105	110,034
Germany | 2.2%
BMW Finance NV, 0.875%, 08/16/22	GBP	60	77,833
Daimler AG, 0.033% (Euribor 3 Month + 0.450%), 07/03/24 (§)	EUR	100	115,105
			192,938
Switzerland | 0.7%
ABB Finance USA, Inc., 3.375%, 04/03/23	USD	55	58,852
United Kingdom | 1.2%
Unilever Capital Corp., 3.250%, 03/07/24	USD	100	108,831
United States | 29.3%
Adobe, Inc., 2.300%, 02/01/30	USD	85	91,664
Alphabet, Inc., 1.100%, 08/15/30	USD	90	89,109
Amazon.com, Inc., 3.150%, 08/22/27	USD	80	91,172
American Express Co., 3.000%, 10/30/24	USD	95	103,051
Apple, Inc., 3.850%, 05/04/43	USD	115	143,163
Bank of America Corp.:
3.499% (USD LIBOR 3 Month + 0.630%), 05/17/22 (§)	USD	95	96,770
1.486% (SOFRRATE + 1.460%), 05/19/24 (§)	USD	45	45,770
Citigroup, Inc., 1.650% (BBSW 3 Month + 1.550%), 05/04/21 (§)	AUD	165	118,822
Constellation Brands, Inc., 4.250%, 05/01/23	USD	65	70,889
Dell International LLC, 5.300%, 10/01/29	USD	55	63,003
Description	Security Currency	Principal Amount (000)	Fair Value
HCA, Inc., 5.000%, 03/15/24	USD	45	$50,427
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	105	83,275
Johnson & Johnson, 3.625%, 03/03/37	USD	70	84,739
JPMorgan Chase & Co., 3.540% (USD LIBOR 3 Month + 1.380%), 05/01/28 (§)	USD	95	106,394
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	40	46,048
Lowe’s Cos., Inc., 5.000%, 04/15/40	USD	30	39,300
McDonald’s Corp., 3.125%, 03/04/25	CAD	120	97,434
Microsoft Corp., 3.500%, 11/15/42	USD	70	86,119
Morgan Stanley, 3.625%, 01/20/27	USD	75	84,721
PepsiCo, Inc., 2.875%, 10/15/49	USD	125	134,039
Pfizer, Inc., 2.625%, 04/01/30	USD	60	66,630
Prologis LP, 1.250%, 10/15/30	USD	45	43,883
Sealed Air Corp., 4.875%, 12/01/22	USD	45	46,930
Service Corp. International, 4.625%, 12/15/27	USD	45	47,663
Starbucks Corp., 4.450%, 08/15/49	USD	115	139,425
The Goldman Sachs Group, Inc., 3.625%, 01/22/23	USD	95	101,545
The Home Depot, Inc., 5.875%, 12/16/36	USD	60	90,214
The Procter & Gamble Co., 2.450%, 03/25/25	USD	38	41,146
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	85	89,521
United Rentals North America, Inc., 4.875%, 01/15/28	USD	45	47,250
Verizon Communications, Inc., 3.875%, 02/08/29	USD	95	112,263
			2,552,379
Total Corporate Bonds (Cost $3,136,994)			3,318,541
Foreign Government Obligations | 40.9%
Australia | 2.1%
New South Wales Treasury Corp.:
3.000%, 02/20/30	AUD	110	91,983
2.000%, 03/08/33	AUD	55	41,758

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio (continued)
Queensland Treasury Corp., 3.000%, 03/22/24	AUD	64	$50,082
			183,823
Bahamas | 1.2%
Commonwealth of Bahamas, 6.950%, 11/20/29	USD	118	105,521
Bermuda | 2.5%
Government of Bermuda, 3.717%, 01/25/27	USD	200	219,000
Canada | 5.2%
City of Vancouver, 2.900%, 11/20/25	CAD	85	70,128
Province of British Columbia, 4.700%, 06/18/37	CAD	120	128,832
Province of Quebec:
1.650%, 03/03/22	CAD	115	88,031
2.500%, 04/20/26	USD	95	103,771
1.850%, 02/13/27	CAD	80	63,752
			454,514
Chile | 2.4%
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/26	CLP	65,000	95,053
Republic of Chile, 0.830%, 07/02/31	EUR	100	117,282
			212,335
Colombia | 0.6%
Republic of Colombia, 9.850%, 06/28/27	COP	148,000	49,971
Czech Republic | 3.0%
Czech Republic, 2.000%, 10/13/33	CZK	5,320	260,191
France | 2.4%
Government of France, 1.750%, 06/25/39	EUR	139	212,840
Hungary | 3.9%
Hungary, 5.750%, 11/22/23	USD	56	64,208
Hungary Government Bonds:
2.500%, 10/24/24	HUF	26,530	88,854
2.750%, 12/22/26	HUF	24,540	83,210
3.000%, 10/27/27	HUF	29,180	100,847
			337,119
Italy | 0.8%
Italy Government International Bonds, 6.875%, 09/27/23	USD	60	70,044
Description	Security Currency	Principal Amount (000)	Fair Value
Mexico | 0.6%
United Mexican States, 6.750%, 02/06/24	GBP	35	$52,289
Morocco | 1.3%
Morocco Government International Bond, 1.500%, 11/27/31	EUR	100	110,100
New Zealand | 2.1%
New Zealand Government Bonds, 4.500%, 04/15/27	NZD	225	186,248
Norway | 2.6%
Oslo Kommune:
2.300%, 03/14/24	NOK	1,000	112,877
2.350%, 09/04/24	NOK	1,000	113,816
			226,693
Peru | 1.0%
Peru Government Bonds, 6.150%, 08/12/32 (#)	PEN	270	85,673
Poland | 3.0%
Poland Government Bonds:
2.500%, 07/25/27	PLN	310	88,184
0.690%, 05/25/28 (§)	PLN	340	86,205
2.750%, 10/25/29	PLN	295	86,056
			260,445
Romania | 3.6%
Romanian Government Bonds:
4.000%, 10/27/21	RON	380	92,583
4.750%, 02/24/25	RON	520	131,933
Romanian Government International Bonds, 2.375%, 04/19/27	EUR	72	89,350
			313,866
Spain | 1.0%
Spain Government Bonds, 1.200%, 10/31/40	EUR	70	87,851
United Kingdom | 1.6%
United Kingdom Gilt:
1.750%, 09/07/37	GBP	67	102,015
1.500%, 07/22/47	GBP	25	37,976
			139,991
Total Foreign Government Obligations (Cost $3,434,037)			3,568,514
Quasi Government Bonds | 1.0%
Canada | 1.0%
Export Development Canada, 1.800%, 09/01/22 (Cost $84,076)	CAD	115	88,765

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Fixed Income Portfolio (continued)
Supranational Bonds | 10.6%
African Development Bank, 0.750%, 04/03/23	USD	115	$116,401
Asian Development Bank, 2.125%, 03/19/25	USD	102	109,705
European Bank for Reconstruction & Development, 1.625%, 09/27/24	USD	50	52,511
European Investment Bank, 1.125%, 09/16/21 (#)	CAD	85	64,275
Inter-American Development Bank, 7.875%, 03/14/23	IDR	1,160,000	81,769
International Bank for Reconstruction & Development:
2.500%, 08/03/23	CAD	200	158,845
1.900%, 01/16/25	CAD	65	51,479
2.900%, 11/26/25	AUD	110	87,967
International Finance Corp.:
2.700%, 03/15/23	AUD	125	94,677
2.125%, 04/07/26	USD	100	108,809
Total Supranational Bonds (Cost $890,492)			926,438
US Municipal Bonds | 1.6%
California | 1.6%
California State Build America Bonds, 7.500%, 04/01/34	USD	20	33,239
State of California:
4.500%, 04/01/33	USD	45	53,792
7.550%, 04/01/39	USD	30	52,489
			139,520
Total US Municipal Bonds (Cost $125,166)			139,520
US Treasury Securities | 3.2%
US Treasury Notes:
2.125%, 05/15/25	USD	80	86,853
2.875%, 08/15/28	USD	161	190,037
Total US Treasury Securities (Cost $264,622)			276,890

Description		Shares	Fair Value
Short-Term Investments | 7.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $617,837)		617,837	617,837

Description	Fair Value
Total Investments l 102.5% (Cost $8,553,224) (»)	$8,936,505
Liabilities in Excess of Cash and Other Assets | (2.5)%	(219,075)
Net Assets | 100.0%	$8,717,430

Lazard Global Fixed Income Portfolio (continued)

Forward Currency Contracts open at September 30, 2020:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CAD	158,753	USD	118,517	JPM	01/20/21	$772	$—
CHF	24,165	USD	26,715	HSB	01/20/21	—	387
CHF	86,443	USD	95,565	JPM	01/20/21	—	1,386
CNH	1,361,959	USD	199,821	HSB	01/20/21	—	414
CNH	1,361,959	USD	199,096	HSB	03/04/21	—	243
CZK	99,804	USD	4,330	JPM	10/22/20	—	5
EUR	64,671	RON	317,527	HSB	01/22/21	229	—
EUR	71,274	USD	84,379	CIT	01/20/21	—	597
EUR	881,145	USD	1,042,641	HSB	01/20/21	—	6,858
GBP	37,590	USD	48,865	JPM	01/20/21	—	323
GBP	82,116	USD	104,536	JPM	01/20/21	1,504	—
HUF	12,908,367	EUR	37,238	JPM	10/22/20	—	2,053
IDR	475,168,000	USD	32,000	JPM	10/19/20	—	116
JPY	44,497,629	USD	424,624	CIT	01/20/21	—	1,997
JPY	85,119,655	USD	812,513	HSB	01/20/21	—	4,068
JPY	12,991,927	USD	123,995	JPM	01/20/21	—	601
KRW	118,308,720	USD	99,614	JPM	11/30/20	1,551	—
MXN	535,448	USD	24,513	JPM	01/20/21	—	595
NOK	811,192	USD	87,435	HSB	10/22/20	—	466
PHP	2,245,608	USD	45,156	HSB	10/16/20	1,150	—
PLN	42,779	USD	11,375	HSB	01/20/21	—	305
RUB	1,118,958	USD	14,475	JPM	01/20/21	—	239
SEK	250,376	USD	28,347	JPM	01/20/21	—	348
SGD	138,385	USD	102,013	JPM	01/20/21	—	617
THB	885,374	USD	28,275	HSB	01/20/21	—	337
USD	70,584	AUD	96,649	CIT	01/20/21	1,339	—
USD	91,657	AUD	125,455	HSB	01/20/21	1,773	—
USD	41,278	AUD	58,034	JPM	01/20/21	—	301
USD	238,095	AUD	325,906	JPM	01/20/21	4,595	—
USD	153,741	CAD	202,899	CIT	01/20/21	1,280	—
USD	310,506	CAD	409,656	HSB	01/20/21	2,686	—
USD	38,008	CAD	50,716	JPM	01/20/21	—	100
USD	339,430	CAD	447,786	JPM	01/20/21	2,960	—
USD	58,448	CAD	77,121	MSC	01/20/21	498	—
USD	83,579	CLP	65,729,298	CIT	10/19/20	—	159
USD	51,832	COP	194,179,641	CIT	02/16/21	1,457	—
USD	39,700	CZK	920,325	JPM	10/22/20	—	180
USD	128,261	CZK	2,987,473	JPM	10/22/20	—	1,192
USD	32,829	EUR	27,731	CIT	01/20/21	232	—
USD	269,891	EUR	228,087	HSB	01/20/21	1,775	—
USD	277,561	HUF	85,072,356	JPM	10/22/20	3,233	—
USD	216,245	NOK	2,006,974	JPM	10/22/20	1,073	—
USD	78,052	NZD	116,322	CIT	01/20/21	1,107	—
USD	73,270	NZD	109,222	HSB	01/20/21	1,022	—
USD	25,340	NZD	37,764	JPM	01/20/21	360	—

Lazard Global Fixed Income Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	36,900	PEN	131,962	JPM	10/19/20	$281	$—
USD	47,404	PEN	166,345	JPM	10/19/20	1,244	—
USD	3,502	PLN	13,642	HSB	01/20/21	—	29
USD	43,200	PLN	165,538	HSB	01/20/21	360	—
USD	128,293	PLN	482,469	HSB	01/20/21	3,435	—
USD	62,029	RON	266,022	HSB	01/22/21	—	1,471
USD	82,400	SGD	112,871	JPM	01/20/21	—	302
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$35,916	$25,689

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio
Corporate Bonds | 88.9%
Aerospace & Defense | 0.7%
The Boeing Co., 4.875%, 05/01/25	$1,500	$1,636,291
Triumph Group, Inc., 6.250%, 09/15/24 (#)	500	425,520
		2,061,811
Airlines | 0.4%
Continental Airlines Pass Through Trust, 4.150%, 04/11/24	1,311	1,284,383
Auto Components | 2.5%
Dana, Inc., 5.500%, 12/15/24	1,800	1,836,000
Delphi Technologies PLC, 5.000%, 10/01/25 (#)	1,925	2,199,312
Tenneco, Inc., 5.000%, 07/15/26	2,100	1,554,000
The Goodyear Tire & Rubber Co.:
5.125%, 11/15/23	1,550	1,546,125
5.000%, 05/31/26	250	242,905
		7,378,342
Automobiles | 1.0%
Fiat Chrysler Automobiles NV, 5.250%, 04/15/23	2,000	2,100,000
Jaguar Land Rover Automotive PLC, 4.500%, 10/01/27 (#)	1,000	825,000
		2,925,000
Building Products | 0.6%
Griffon Corp., 5.750%, 03/01/28	1,750	1,826,703
Capital Markets | 1.1%
Icahn Enterprises LP, 6.250%, 05/15/26	1,500	1,563,750
MPT Operating Partnership LP, 6.375%, 03/01/24	1,560	1,602,120
		3,165,870
Chemicals | 2.7%
CF Industries, Inc., 3.450%, 06/01/23	1,725	1,768,125
Methanex Corp., 5.125%, 10/15/27	1,000	995,000
Mosaic Global Holdings, Inc., 7.300%, 01/15/28	775	962,465
NOVA Chemicals Corp., 5.250%, 08/01/23 (#)	1,550	1,526,750
Valvoline, Inc., 4.375%, 08/15/25	1,500	1,543,125
Description	Principal Amount (000)	Fair Value
WR Grace & Co-Conn, 4.875%, 06/15/27 (#)	$1,000	$1,032,700
		7,828,165
Commercial Services & Supplies | 4.0%
ACCO Brands Corp., 5.250%, 12/15/24 (#)	1,800	1,842,750
Aramark Services, Inc., 5.000%, 04/01/25 (#)	2,000	2,028,800
Ashtead Capital, Inc., 4.375%, 08/15/27 (#)	1,900	1,976,000
Clean Harbors, Inc., 4.875%, 07/15/27 (#)	2,000	2,075,000
KAR Auction Services, Inc., 5.125%, 06/01/25 (#)	1,800	1,799,964
Prime Security Services Borrower LLC, 3.375%, 08/31/27 (#)	1,500	1,441,875
The ADT Security Corp., 4.125%, 06/15/23	500	524,062
		11,688,451
Communications Equipment | 0.5%
Plantronics, Inc., 5.500%, 05/31/23 (#)	1,750	1,557,500
Construction Materials | 0.6%
James Hardie International Finance DAC, 5.000%, 01/15/28 (#)	1,760	1,834,800
Consumer Finance | 0.3%
Ford Motor Credit Co. LLC, 4.125%, 08/17/27	1,000	972,500
Containers & Packaging | 3.4%
Ardagh Packaging Finance PLC, 4.125%, 08/15/26 (#)	1,200	1,216,500
Ball Corp., 4.000%, 11/15/23	2,100	2,229,150
Crown Americas LLC:
4.500%, 01/15/23	1,550	1,608,125
4.250%, 09/30/26	500	518,750
Graphic Packaging International LLC, 3.500%, 03/15/28 (#)	1,600	1,600,000
Sealed Air Corp., 4.875%, 12/01/22 (#)	1,700	1,772,896
Silgan Holdings, Inc., 4.125%, 02/01/28	100	102,000
Smurfit Kappa Treasury Funding DAC, 7.500%, 11/20/25	750	903,750
		9,951,171
Diversified Consumer Services | 1.4%
Service Corp. International, 4.625%, 12/15/27	2,000	2,118,380

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
The ServiceMaster Co. LLC, 5.125%, 11/15/24 (#)	$1,800	$1,840,500
		3,958,880
Diversified Financial Services | 1.3%
INEOS Group Holdings SA, 5.625%, 08/01/24 (#)	1,700	1,714,875
Level 3 Financing, Inc.:
4.250%, 07/01/28 (#)	1,000	1,015,320
3.625%, 01/15/29 (#)	1,000	987,500
		3,717,695
Diversified Telecommunication Services | 2.7%
CenturyLink, Inc., 4.000%, 02/15/27 (#)	1,100	1,117,501
Connect Finco Sarl, 6.750%, 10/01/26 (#)	1,500	1,504,725
Hughes Satellite Systems Corp., 5.250%, 08/01/26	2,091	2,223,068
SBA Communications Corp., 4.875%, 09/01/24	2,000	2,049,800
Zayo Group Holdings, Inc., 4.000%, 03/01/27 (#)	1,000	984,225
		7,879,319
Electrical Equipment | 0.5%
Sensata Tech, Inc., 4.375%, 02/15/30 (#)	1,100	1,155,000
Sensata Technologies, Inc., 3.750%, 02/15/31 (#)	250	248,438
		1,403,438
Energy Equipment & Services | 0.2%
Precision Drilling Corp., 5.250%, 11/15/24	1,000	670,000
Entertainment | 1.2%
Live Nation Entertainment, Inc., 4.875%, 11/01/24 (#)	1,550	1,499,625
Netflix, Inc.:
5.375%, 02/01/21	1,550	1,565,500
4.375%, 11/15/26	500	544,375
		3,609,500
Equity Real Estate Investment Trusts (REITs) | 4.3%
Equinix, Inc., 5.375%, 05/15/27	2,200	2,399,777
ESH Hospitality, Inc., 5.250%, 05/01/25 (#)	2,000	2,020,000
Iron Mountain, Inc.:
4.875%, 09/15/29 (#)	500	508,750
4.500%, 02/15/31 (#)	1,250	1,256,894
Description	Principal Amount (000)	Fair Value
MGM Growth Properties Operating Partnership LP, 4.500%, 09/01/26	$1,800	$1,826,127
RHP Hotel Properties LP, 5.000%, 04/15/23	1,525	1,493,387
Uniti Group LP, 6.000%, 04/15/23 (#)	1,700	1,709,562
VICI Properties LP, 4.250%, 12/01/26 (#)	1,500	1,506,975
		12,721,472
Food & Staples Retailing | 0.8%
Ingles Markets, Inc., 5.750%, 06/15/23	633	641,989
Performance Food Group, Inc., 5.500%, 06/01/24 (#)	1,805	1,805,000
		2,446,989
Food Products | 2.0%
B&G Foods, Inc., 5.250%, 04/01/25	1,500	1,541,250
Lamb Weston Holdings, Inc., 4.625%, 11/01/24 (#)	2,000	2,085,000
Post Holdings, Inc., 5.000%, 08/15/26 (#)	1,800	1,845,000
TreeHouse Foods, Inc., 4.000%, 09/01/28	500	505,690
		5,976,940
Gas Utilities | 1.2%
AmeriGas Partners LP, 5.625%, 05/20/24	1,550	1,639,729
Suburban Propane Partners LP, 5.500%, 06/01/24	1,800	1,811,286
		3,451,015
Health Care Equipment & Supplies | 1.4%
Hill-Rom Holdings, Inc., 4.375%, 09/15/27 (#)	1,800	1,862,914
Hologic, Inc., 4.625%, 02/01/28 (#)	2,000	2,100,760
		3,963,674
Health Care Providers & Services | 4.3%
Centene Corp.:
4.750%, 01/15/25	500	513,900
3.375%, 02/15/30	1,500	1,556,250
DaVita, Inc., 4.625%, 06/01/30 (#)	2,000	2,052,800
Encompass Health Corp., 5.125%, 03/15/23	1,551	1,558,755
HCA, Inc., 3.500%, 09/01/30	2,000	2,036,423

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
LifePoint Health, Inc., 4.375%, 02/15/27 (#)	$1,250	$1,251,562
Molina Healthcare, Inc., 5.375%, 11/15/22	1,700	1,776,500
Tenet Healthcare Corp.:
4.625%, 07/15/24	750	751,875
4.875%, 01/01/26 (#)	1,000	1,015,000
		12,513,065
Hotels, Restaurants & Leisure | 8.7%
1011778 BC ULC, 3.875%, 01/15/28 (#)	2,100	2,139,480
Boyd Gaming Corp.:
6.375%, 04/01/26	750	780,893
4.750%, 12/01/27	850	834,063
Brinker International, Inc., 5.000%, 10/01/24 (#)	2,000	2,036,900
Cedar Fair LP, 5.375%, 04/15/27	1,550	1,542,250
Cinemark USA, Inc., 4.875%, 06/01/23	1,550	1,325,250
Diamond Resorts International, Inc., 7.750%, 09/01/23 (#)	1,500	1,440,000
Golden Nugget, Inc., 6.750%, 10/15/24 (#)	1,622	1,354,370
Hilton Worldwide Finance LLC, 4.625%, 04/01/25	2,015	2,025,075
International Game Technology PLC, 6.250%, 02/15/22 (#)	1,450	1,480,812
KFC Holding Co., 5.250%, 06/01/26 (#)	2,400	2,493,600
MGM Resorts International, 4.625%, 09/01/26	800	796,000
Scientific Games International, Inc., 5.000%, 10/15/25 (#)	1,750	1,760,937
Six Flags Entertainment Corp., 4.875%, 07/31/24 (#)	1,850	1,740,295
Station Casinos LLC, 5.000%, 10/01/25 (#)	1,700	1,672,035
Wyndham Destinations, Inc., 6.625%, 07/31/26 (#)	100	104,761
Wynn Las Vegas LLC, 5.500%, 03/01/25 (#)	2,000	1,920,000
		25,446,721
Household Durables | 0.6%
Tempur Sealy International, Inc., 5.625%, 10/15/23	1,750	1,767,868
Household Products | 1.1%
Energizer Holdings, Inc., 4.750%, 06/15/28 (#)	1,200	1,241,880
Description	Principal Amount (000)	Fair Value
Spectrum Brands, Inc., 5.750%, 07/15/25	$1,800	$1,855,800
		3,097,680
Independent Power & Renewable Electricity Producers | 1.8%
Calpine Corp., 4.500%, 02/15/28 (#)	1,500	1,536,210
NextEra Energy Operating Partners LP, 4.500%, 09/15/27 (#)	1,750	1,881,250
The AES Corp., 5.125%, 09/01/27	1,700	1,810,670
		5,228,130
Interactive Media & Services | 0.4%
Twitter, Inc., 3.875%, 12/15/27 (#)	1,250	1,305,000
IT Services | 0.5%
VeriSign, Inc., 4.625%, 05/01/23	1,550	1,557,905
Machinery | 3.1%
Allison Transmission, Inc., 4.750%, 10/01/27 (#)	1,795	1,846,606
Amsted Industries, Inc.:
5.625%, 07/01/27 (#)	750	797,865
4.625%, 05/15/30 (#)	1,000	1,032,500
Meritor, Inc., 6.250%, 02/15/24	1,700	1,734,000
Mueller Water Products, Inc., 5.500%, 06/15/26 (#)	1,750	1,806,875
Terex Corp., 5.625%, 02/01/25 (#)	1,790	1,772,100
		8,989,946
Media | 9.9%
AMC Networks, Inc., 4.750%, 12/15/22	1,000	999,875
CCO Holdings LLC:
5.125%, 05/01/27 (#)	500	526,110
4.750%, 03/01/30 (#)	1,500	1,588,125
Clear Channel Worldwide Holdings, Inc., 5.125%, 08/15/27 (#)	2,000	1,920,500
CSC Holdings LLC:
5.500%, 05/15/26 (#)	1,000	1,040,000
7.500%, 04/01/28 (#)	1,690	1,866,994
Diamond Sports Group LLC, 5.375%, 08/15/26 (#)	1,500	1,061,250
Entercom Media Corp., 7.250%, 11/01/24 (#)	1,500	1,252,500
GCI LLC, 4.750%, 10/15/28 (#)	250	253,128
Lamar Media Corp., 5.750%, 02/01/26	1,726	1,782,095

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (continued)
Meredith Corp., 6.875%, 02/01/26	$1,950	$1,628,250
Nexstar Broadcasting, Inc., 5.625%, 07/15/27 (#)	1,500	1,573,425
Outfront Media Capital LLC, 5.000%, 08/15/27 (#)	2,300	2,242,500
Sinclair Television Group, Inc., 5.125%, 02/15/27 (#)	1,750	1,623,475
Sirius XM Radio, Inc., 5.000%, 08/01/27 (#)	1,750	1,827,997
TEGNA, Inc., 5.000%, 09/15/29 (#)	250	246,875
The EW Scripps Co., 5.125%, 05/15/25 (#)	1,800	1,759,500
Univision Communications, Inc., 5.125%, 02/15/25 (#)	2,000	1,895,000
Videotron, Ltd.:
5.000%, 07/15/22	1,558	1,626,162
5.125%, 04/15/27 (#)	500	526,000
Virgin Media Secured Finance PLC, 5.500%, 08/15/26 (#)	1,750	1,824,375
		29,064,136
Metals & Mining | 4.0%
Alcoa Nederland Holding BV, 6.750%, 09/30/24 (#)	1,800	1,856,250
Anglo American Capital PLC, 4.875%, 05/14/25 (#)	1,650	1,878,994
FMG Resources August 2006 Pty, Ltd., 4.500%, 09/15/27 (#)	1,750	1,868,143
Freeport-McMoRan, Inc., 4.550%, 11/14/24	2,200	2,349,160
Novelis Corp., 4.750%, 01/30/30 (#)	1,500	1,463,955
Steel Dynamics, Inc.:
4.125%, 09/15/25	500	511,359
5.000%, 12/15/26	1,550	1,656,226
		11,584,087
Oil, Gas & Consumable Fuels | 6.4%
Buckeye Partners LP, 4.500%, 03/01/28 (#)	1,500	1,445,625
Cheniere Energy Partners LP, 5.250%, 10/01/25	1,250	1,278,750
Energy Transfer Operating LP, 5.875%, 01/15/24	750	824,871
Holly Energy Partners LP, 5.000%, 02/01/28 (#)	500	490,000
Murphy Oil Corp., 6.875%, 08/15/24	1,500	1,387,500
Description	Principal Amount (000)	Fair Value
Newfield Exploration Co., 5.625%, 07/01/24	$1,600	$1,556,197
Parsley Energy LLC, 5.625%, 10/15/27 (#)	1,700	1,691,500
PBF Holding Co. LLC, 6.000%, 02/15/28 (#)	1,500	1,006,575
Range Resources Corp., 5.000%, 08/15/22	950	916,465
Southwestern Energy Co., 6.450%, 01/23/25	1,800	1,746,504
Sunoco LP, 5.500%, 02/15/26	1,700	1,697,875
Tallgrass Energy Partners LP, 5.500%, 01/15/28 (#)	1,250	1,125,000
Targa Resources Partners LP, 5.250%, 05/01/23	1,550	1,546,435
WPX Energy, Inc.:
6.000%, 01/15/22	900	927,000
5.750%, 06/01/26	1,000	1,035,000
5.250%, 10/15/27	100	101,500
		18,776,797
Professional Services | 1.8%
IHS Markit, Ltd., 5.000%, 11/01/22 (#)	1,500	1,609,724
Nielsen Finance LLC:
5.000%, 04/15/22 (#)	1,550	1,553,875
5.625%, 10/01/28 (#)	1,000	1,027,500
5.875%, 10/01/30 (#)	1,000	1,035,000
		5,226,099
Semiconductors & Semiconductor Equipment | 0.4%
Qorvo, Inc., 5.500%, 07/15/26	1,000	1,060,560
Software | 1.4%
j2 Cloud Services LLC, 6.000%, 07/15/25 (#)	1,550	1,612,000
Nuance Communications, Inc., 5.625%, 12/15/26	1,500	1,582,500
Rackspace Technology Global, Inc., 8.625%, 11/15/24 (#)	1,000	1,047,200
		4,241,700
Specialty Retail | 1.7%
Asbury Automotive Group, Inc., 4.500%, 03/01/28 (#)	987	993,169
Group 1 Automotive, Inc., 4.000%, 08/15/28 (#)	1,000	982,500
Penske Automotive Group, Inc., 5.500%, 05/15/26	1,800	1,856,844

Description	Principal Amount (000)	Fair Value
Lazard US Corporate Income Portfolio (concluded)
QVC, Inc., 4.750%, 02/15/27	$1,250	$1,283,762
		5,116,275
Technology Hardware, Storage & Peripherals | 2.4%
Dell International LLC, 7.125%, 06/15/24 (#)	1,525	1,586,457
NCR Corp., 5.750%, 09/01/27 (#)	1,000	1,045,490
Seagate HDD Cayman, 4.091%, 06/01/29 (#)	2,083	2,313,646
Western Digital Corp., 4.750%, 02/15/26	2,000	2,160,000
		7,105,593
Textiles, Apparel & Luxury Goods | 0.6%
Hanesbrands, Inc., 4.625%, 05/15/24 (#)	1,750	1,819,633
Trading Companies & Distributors | 4.1%
American Builders & Contractors Supply Co., Inc., 4.000%, 01/15/28 (#)	1,100	1,117,875
Avis Budget Car Rental LLC, 5.750%, 07/15/27 (#)	1,500	1,352,910
HD Supply, Inc., 5.375%, 10/15/26 (#)	2,000	2,100,000
Herc Holdings, Inc., 5.500%, 07/15/27 (#)	1,500	1,551,975
Standard Industries, Inc., 3.375%, 01/15/31 (#)	2,000	1,973,990
United Rentals North America, Inc.:
5.500%, 05/15/27	1,000	1,063,750
3.875%, 11/15/27	1,100	1,133,000
WESCO Distribution, Inc., 5.375%, 12/15/21	1,600	1,600,000
		11,893,500
Wireless Telecommunication Services | 0.9%
Sprint Corp., 7.125%, 06/15/24	500	575,305
T-Mobile USA, Inc., 6.500%, 01/15/26	2,000	2,090,000
		2,665,305
Total Corporate Bonds (Cost $259,918,222)		260,733,618
Description	Shares	Fair Value
Exchange-Traded Funds | 7.7%
Invesco Fundamental High Yield Corporate Bond ETF (Cost $23,042,937)	$1,222,805	$22,670,805
Short-Term Investments | 2.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $7,168,493)	7,168,493	7,168,493
Total Investments | 99.0% (Cost $290,129,652)		$290,572,916
Cash and Other Assets in Excess of Liabilities | 1.0%		2,896,095
Net Assets | 100.0%		$293,469,011

Description	Principal Amount (000)	Fair Value
Lazard US Short Duration Fixed Income Portfolio
Asset-Backed Securities | 7.1%
Automobiles | 5.6%
Mercedes-Benz Auto Lease Trust, 3.100%, 11/15/21	$1,669	$1,680,601
Nissan Auto Lease Trust, 2.270%, 07/15/22	2,550	2,582,173
World Omni Automobile Lease Securitization Trust, 3.190%, 12/15/21	1,033	1,041,553
		5,304,327
Specialty Retail | 1.5%
Daimler Trucks Retail Trust, 1.220%, 09/15/23	1,400	1,415,378
Total Asset-Backed Securities (Cost $6,651,075)		6,719,705
Corporate Bonds | 26.4%
Banks | 12.2%
Bank of America Corp.:
2.625%, 10/19/20	1,473	1,474,605
3.300%, 01/11/23	2,650	2,813,478
Citigroup, Inc., 2.650%, 10/26/20	3,626	3,631,825
Wells Fargo & Co., 2.625%, 07/22/22	3,575	3,708,541
		11,628,449
Biotechnology | 2.6%
AbbVie, Inc., 2.300%, 05/14/21	2,497	2,519,602
Capital Markets | 8.5%
Morgan Stanley:
5.500%, 07/28/21	3,475	3,621,040
2.750%, 05/19/22	800	829,035
The Goldman Sachs Group, Inc., 5.250%, 07/27/21	3,488	3,623,971
		8,074,046
Food & Staples Retailing | 1.7%
The Kroger Co., 3.300%, 01/15/21	1,584	1,593,646
Internet & Direct Marketing Retail | 1.4%
eBay, Inc., 2.750%, 01/30/23	1,325	1,389,433
Total Corporate Bonds (Cost $24,913,666)		25,205,176
US Government Securities | 0.9%
Mortgage-Backed Securities | 0.9%
Federal National Mortgage Association:
Pool# AE0315, 4.500%, 02/01/21	—(‡‡)	6
Description	Principal Amount (000)	Fair Value
Pool# FM1033, 4.500%, 01/01/27	$824	$874,475
Total US Government Securities (Cost $854,685)		874,481
US Treasury Securities | 64.7%
US Treasury Notes:
1.125%, 08/31/21	11,445	11,545,144
1.125%, 09/30/21	7,775	7,850,320
2.000%, 10/31/21	19,580	19,970,835
1.500%, 01/31/22	9,235	9,401,663
1.875%, 01/31/22	12,715	13,009,034
Total US Treasury Securities (Cost $61,338,453)		61,776,996

Description	Shares	Fair Value
Short-Term Investments | 0.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $386,224)	386,224	386,224
Total Investments | 99.5% (Cost $94,144,103)		$94,962,582
Cash and Other Assets in Excess of Liabilities | 0.5%		492,169
Net Assets | 100.0%		$95,454,751

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio
Common Stocks | 0.1%
United States | 0.1%
Alder Biopharmaceuticals, Inc. (‡)	3,247	$2,857
Cardtronics PLC, Class A (*), (±)	780	15,444
Total Common Stocks (Cost $20,817)		18,301
Preferred Stocks | 0.2%
United States | 0.2%
Sabre Corp. (±) (Cost $41,500)	415	38,587

Description	Security Currency	Principal Amount (000)	Fair Value
Convertible Corporate Bonds | 157.2%
Canada | 10.8%
Air Canada, 4.000%, 07/01/25 (±)	USD	78	$88,265
Aphria, Inc., 5.250%, 06/01/24 (±)	USD	345	264,356
Aurora Cannabis, Inc., 5.500%, 02/28/24 (±)	USD	490	210,700
Canadian Solar, Inc., 2.500%, 10/01/25 (#), (±)	USD	119	138,590
Canopy Growth Corp., 4.250%, 07/15/23 (#), (±)	CAD	324	205,002
Colliers International Group, Inc., 4.000%, 06/01/25 (#), (±)	USD	155	217,581
Element Fleet Management Corp., 4.250%, 06/30/24 (±)	CAD	165	141,561
Pretium Resources, Inc., 2.250%, 03/15/22 (±)	USD	152	164,586
Shopify, Inc., 0.125%, 11/01/25 (±)	USD	155	172,990
Tilray, Inc., 5.000%, 10/01/23 (±)	USD	198	79,200
Tricon Residential, Inc., 5.750%, 03/31/22 (±)	USD	123	125,448
			1,808,279
Chile | 0.8%
Liberty Latin America, Ltd., 2.000%, 07/15/24 (±)	USD	171	139,807
Israel | 1.1%
Nice, Ltd., 0.000%, 09/15/25 (±)	USD	34	34,275
Wix.com, Ltd., 0.000%, 08/15/25 (±)	USD	155	155,577
			189,852
Description	Security Currency	Principal Amount (000)	Fair Value
Norway | 1.7%
SFL Corp., Ltd., 5.750%, 10/15/21 (±)	USD	282	$275,715
Panama | 1.2%
Copa Holdings SA, 4.500%, 04/15/25 (±)	USD	165	193,517
United States | 141.6%
1Life Healthcare, Inc., 3.000%, 06/15/25 (±)	USD	146	145,079
8x8, Inc., 0.500%, 02/01/24 (±)	USD	158	147,012
Aerie Pharmaceuticals, Inc., 1.500%, 10/01/24 (±)	USD	199	160,249
Air Transport Services Group, Inc., 1.125%, 10/15/24 (±)	USD	172	181,225
Allscripts Healthcare Solutions, Inc., 0.875%, 01/01/27 (±)	USD	149	128,701
Alteryx, Inc., 0.500%, 08/01/24 (±)	USD	156	156,238
American Airlines Group, Inc., 6.500%, 07/01/25 (±)	USD	158	145,656
Apellis Pharmaceuticals, Inc., 3.500%, 09/15/26 (±)	USD	123	131,456
Arbor Realty Trust, Inc., 4.750%, 11/01/22 (±)	USD	254	241,293
Atlas Air Worldwide Holdings, Inc.:
2.250%, 06/01/22 (±)	USD	182	198,607
1.875%, 06/01/24 (±)	USD	171	205,734
Avadel Finance Cayman, Ltd., 4.500%, 02/01/23 (±)	USD	187	169,936
Avaya Holdings Corp., 2.250%, 06/15/23 (±)	USD	200	187,800
BioMarin Pharmaceutical, Inc.:
1.500%, 10/15/20 (±)	USD	134	133,832
0.599%, 08/01/24 (±)	USD	190	199,377
Bloomin’ Brands, Inc., 5.000%, 05/01/25 (±)	USD	171	260,376
Bridgebio Pharma, Inc., 2.500%, 03/15/27 (±)	USD	157	178,092
Cardlytics, Inc., 1.000%, 09/15/25 (±)	USD	83	90,572
Chart Industries, Inc., 1.000%, 11/15/24 (±)	USD	128	177,405
Chegg, Inc., 0.000%, 09/01/26 (±)	USD	79	78,724
Cinemark Holdings, Inc., 4.500%, 08/15/25 (±)	USD	155	154,126
Coherus Biosciences, Inc., 1.500%, 04/15/26 (±)	USD	153	178,535
Collegium Pharmaceutical, Inc., 2.625%, 02/15/26 (±)	USD	146	144,540

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
CONMED Corp., 2.625%, 02/01/24 (±)	USD	153	$171,290
Coupa Software, Inc., 0.375%, 06/15/26 (±)	USD	155	182,609
CryoPort, Inc., 3.000%, 06/01/25 (±)	USD	108	228,727
CSG Systems International, Inc., 4.250%, 03/15/36 (±)	USD	289	299,147
CyberArk Software, Ltd., 0.000%, 11/15/24 (±)	USD	90	87,845
Encore Capital Group, Inc.:
2.875%, 03/15/21 (±)	USD	216	214,920
3.250%, 03/15/22 (±)	USD	294	317,296
3.250%, 10/01/25 (±)	USD	77	87,622
Envestnet, Inc.:
1.750%, 06/01/23 (±)	USD	146	186,909
0.750%, 08/15/25 (±)	USD	79	79,337
Envista Holdings Corp., 2.375%, 06/01/25 (±)	USD	232	321,956
Everbridge, Inc., 0.125%, 12/15/24 (±)	USD	161	213,770
EZCORP, Inc., 2.875%, 07/01/24 (±)	USD	81	71,458
FireEye, Inc., 0.875%, 06/01/24 (±)	USD	99	91,757
Five9, Inc., 0.500%, 06/01/25 (±)	USD	158	190,941
Flexion Therapeutics, Inc., 3.375%, 05/01/24 (±)	USD	232	183,504
Fortive Corp., 0.875%, 02/15/22 (±)	USD	94	94,178
FTI Consulting, Inc., 2.000%, 08/15/23 (±)	USD	155	189,882
Gossamer Bio, Inc., 5.000%, 06/01/27 (±)	USD	97	98,993
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 0.000%, 08/15/23 (±)	USD	154	159,808
Health Catalyst, Inc., 2.500%, 04/15/25 (±)	USD	148	205,921
Helix Energy Solutions Group, Inc., 6.750%, 02/15/26 (±)	USD	164	134,150
Herbalife Nutrition, Ltd., 2.625%, 03/15/24 (±)	USD	354	353,779
Hope Bancorp, Inc., 2.000%, 05/15/38 (±)	USD	265	216,134
i3 Verticals LLC, 1.000%, 02/15/25 (±)	USD	174	151,594
II-VI, Inc., 0.250%, 09/01/22 (±)	USD	233	262,416
Description	Security Currency	Principal Amount (000)	Fair Value
IIP Operating Partnership LP, 3.750%, 02/21/24 (±)	USD	187	$368,064
Illumina, Inc., 0.000%, 08/15/23 (±)	USD	156	165,021
Impinj, Inc., 2.000%, 12/15/26 (±)	USD	136	132,266
Innoviva, Inc., 2.125%, 01/15/23 (±)	USD	262	250,753
Insmed, Inc., 1.750%, 01/15/25 (±)	USD	140	151,931
Integra LifeSciences Holdings Corp., 0.500%, 08/15/25 (±)	USD	143	133,839
Intercept Pharmaceuticals, Inc.:
3.250%, 07/01/23 (±)	USD	156	125,420
2.000%, 05/15/26 (±)	USD	143	98,298
Ironwood Pharmaceuticals, Inc.:
2.250%, 06/15/22 (±)	USD	144	148,927
1.500%, 06/15/26 (±)	USD	172	166,770
j2 Global, Inc., 1.750%, 11/01/26 (±)	USD	108	95,496
Jazz Investments I, Ltd., 2.000%, 06/15/26 (±)	USD	155	181,007
K12, Inc., 1.125%, 09/01/27 (±)	USD	128	106,743
Kaman Corp., 3.250%, 05/01/24 (±)	USD	233	229,093
Karyopharm Therapeutics, Inc., 3.000%, 10/15/25 (±)	USD	144	170,741
KBR, Inc., 2.500%, 11/01/23 (±)	USD	254	286,385
Knowles Corp., 3.250%, 11/01/21 (±)	USD	157	166,685
LendingTree, Inc., 0.500%, 07/15/25 (±)	USD	90	87,810
Liberty Broadband Corp., 2.750%, 09/30/50 (±)	USD	42	45,181
Liberty Interactive LLC:
4.000%, 11/15/29 (±)	USD	193	142,670
3.750%, 02/15/30 (±)	USD	42	31,311
Liberty Media Corp-Liberty Formula One, 1.000%, 01/30/23 (±)	USD	153	181,504
Liberty Media Corp.:
2.125%, 03/31/48 (±)	USD	156	152,786
2.250%, 12/01/48 (±)	USD	351	375,058
2.750%, 12/01/49 (±)	USD	227	220,417
Ligand Pharmaceuticals, Inc., 0.750%, 05/15/23 (±)	USD	146	131,669
LivaNova USA, Inc., 3.000%, 12/15/25 (±)	USD	8	8,366
Live Nation Entertainment, Inc.:
2.500%, 03/15/23 (±)	USD	194	216,090
2.000%, 02/15/25 (±)	USD	150	135,474

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
LivePerson, Inc., 0.750%, 03/01/24 (±)	USD	155	$234,244
Marriott Vacations Worldwide Corp., 1.500%, 09/15/22 (±)	USD	297	291,941
Medallia, Inc., 0.125%, 09/15/25 (±)	USD	41	41,135
Mesa Laboratories, Inc., 1.375%, 08/15/25 (±)	USD	78	84,947
MongoDB, Inc., 0.250%, 01/15/26 (±)	USD	165	215,503
National Vision Holdings, Inc., 2.500%, 05/15/25 (±)	USD	174	247,515
NCL Corp., Ltd.:
6.000%, 05/15/24 (±)	USD	164	239,893
5.375%, 08/01/25 (±)	USD	119	139,310
Nevro Corp., 2.750%, 04/01/25 (±)	USD	85	130,507
Nuance Communications, Inc., 1.000%, 12/15/35 (±)	USD	155	225,137
Nutanix, Inc., 0.000%, 01/15/23 (±)	USD	118	110,625
NuVasive, Inc.:
2.250%, 03/15/21 (±)	USD	135	138,530
1.000%, 06/01/23 (±)	USD	205	195,464
0.375%, 03/15/25 (±)	USD	12	10,514
Okta, Inc., 0.375%, 06/15/26 (±)	USD	152	173,581
Omeros Corp., 5.250%, 02/15/26 (±)	USD	20	16,947
OSI Systems, Inc., 1.250%, 09/01/22 (±)	USD	194	194,115
Palo Alto Networks, Inc., 0.375%, 06/01/25 (±)	USD	152	160,933
Patrick Industries, Inc., 1.000%, 02/01/23 (±)	USD	262	257,735
PennyMac Corp., 5.500%, 11/01/24 (±)	USD	218	204,343
Perficient, Inc., 1.250%, 08/01/25 (±)	USD	227	240,973
PetIQ, Inc., 4.000%, 06/01/26 (±)	USD	163	218,761
Pluralsight, Inc., 0.375%, 03/01/24 (±)	USD	153	134,334
PRA Group, Inc., 3.500%, 06/01/23 (±)	USD	194	212,153
PROS Holdings, Inc.:
1.000%, 05/15/24 (±)	USD	114	98,480
2.250%, 09/15/27 (±)	USD	83	84,279
Pure Storage, Inc., 0.125%, 04/15/23 (±)	USD	246	238,237
Description	Security Currency	Principal Amount (000)	Fair Value
Radius Health, Inc., 3.000%, 09/01/24 (±)	USD	119	$97,498
Rambus, Inc., 1.375%, 02/01/23 (±)	USD	190	197,431
Redfin Corp., 1.750%, 07/15/23 (±)	USD	213	369,022
Redwood Trust, Inc.:
4.750%, 08/15/23 (±)	USD	347	316,810
5.625%, 07/15/24 (±)	USD	38	34,770
Revance Therapeutics, Inc., 1.750%, 02/15/27 (±)	USD	169	178,115
RH, 0.000%, 09/15/24 (±)	USD	166	316,412
RingCentral, Inc., 0.000%, 03/15/26 (±)	USD	97	95,242
Royal Caribbean Cruises, Ltd., 4.250%, 06/15/23 (±)	USD	78	91,021
Sabre GLBL, Inc., 4.000%, 04/15/25 (±)	USD	114	133,934
SailPoint Technologies Holding, Inc., 0.125%, 09/15/24 (±)	USD	164	251,193
SEACOR Holdings, Inc., 3.250%, 05/15/30 (±)	USD	22	16,518
Silicon Laboratories, Inc., 0.625%, 06/15/25 (±)	USD	153	163,672
Slack Technologies, Inc., 0.500%, 04/15/25 (±)	USD	152	176,311
SMART Global Holdings, Inc., 2.250%, 02/15/26 (±)	USD	194	178,841
Snap, Inc., 0.250%, 05/01/25 (±)	USD	176	243,980
SolarEdge Technologies, Inc., 0.000%, 09/15/25 (±)	USD	83	95,078
Square, Inc., 0.125%, 03/01/25 (±)	USD	20	30,391
Synaptics, Inc., 0.500%, 06/15/22 (±)	USD	219	270,855
Tabula Rasa HealthCare, Inc., 1.750%, 02/15/26 (±)	USD	155	143,794
The Chefs’ Warehouse, Inc., 1.875%, 12/01/24 (±)	USD	175	137,999
The Greenbrier Cos., Inc., 2.875%, 02/01/24 (±)	USD	112	102,451
The Marcus Corp., 5.000%, 09/15/25 (±)	USD	73	74,713
The Middleby Corp., 1.000%, 09/01/25 (±)	USD	155	152,675
TTM Technologies, Inc., 1.750%, 12/15/20 (±)	USD	163	192,641
Turning Point Brands, Inc., 2.500%, 07/15/24 (±)	USD	218	192,385

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
Under Armour, Inc., 1.500%, 06/01/24 (±)	USD	136	$169,954
Varex Imaging Corp., 4.000%, 06/01/25 (±)	USD	102	91,589
Verint Systems, Inc., 1.500%, 06/01/21 (±)	USD	210	212,100
Vishay Intertechnology, Inc., 2.250%, 06/15/25 (±)	USD	194	187,731
Wayfair, Inc., 0.625%, 10/01/25 (±)	USD	192	195,300
Winnebago Industries, Inc., 1.500%, 04/01/25 (±)	USD	155	167,602
Workiva, Inc., 1.125%, 08/15/26 (±)	USD	62	61,756
Zillow Group, Inc., 1.500%, 07/01/23 (±)	USD	180	256,828
Zogenix, Inc., 2.750%, 10/01/27 (±)	USD	105	104,257
Zscaler, Inc., 0.125%, 07/01/25 (±)	USD	192	226,579
			23,763,867
Total Convertible Corporate Bonds (Cost $25,692,800)			26,371,037

Description		Shares	Fair Value
Short-Term Investments | 4.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $784,572)		784,572	784,572
Total Investments excluding Securities Sold Short | 162.2% (Cost $26,539,689)			$27,212,497
Securities Sold Short | (66.5)%
Common Stocks | (64.5)%
Canada | (3.0)%
Air Canada		(4,296)	(50,621)
Aphria, Inc.		(8,392)	(37,176)
Aurora Cannabis, Inc.		(250)	(1,162)
Canadian Solar, Inc.		(2,520)	(88,452)
Canopy Growth Corp.		(1,054)	(15,111)
Colliers International Group, Inc.		(2,136)	(142,450)
Element Fleet Management Corp.		(7,610)	(63,324)
Pretium Resources, Inc.		(4,301)	(55,225)
Shopify, Inc., Class A		(39)	(39,896)

Description	Shares	Fair Value
Tricon Capital Group, Inc.	(118)	$(978)
		(494,395)
Chile | (0.2)%
Liberty Latin America, Ltd., Class C	(2,952)	(24,029)
Israel | (0.2)%
Wix.com, Ltd.	(128)	(32,621)
Norway | (0.0)%
SFL Corp., Ltd.	(157)	(1,176)
Panama | (0.8)%
Copa Holdings SA, Class A	(2,747)	(138,284)
United States | (60.3)%
1Life Healthcare, Inc.	(2,052)	(58,195)
8x8, Inc.	(3,536)	(54,985)
Aerie Pharmaceuticals, Inc.	(2,840)	(33,427)
Air Transport Services Group, Inc.	(3,343)	(83,776)
Allscripts Healthcare Solutions, Inc.	(7,709)	(62,751)
American Airlines Group, Inc.	(8,875)	(109,074)
Apellis Pharmaceuticals, Inc.	(2,380)	(71,805)
Arbor Realty Trust, Inc. REIT	(2,676)	(30,694)
Atlas Air Worldwide Holdings, Inc.	(3,436)	(209,252)
Avadel Pharmaceuticals PLC ADR	(7,100)	(35,784)
Avaya Holdings Corp.	(2,951)	(44,855)
BioMarin Pharmaceutical, Inc.	(238)	(18,107)
Bloomin’ Brands, Inc.	(12,900)	(196,983)
Bridgebio Pharma, Inc.	(3,059)	(114,774)
Cardlytics, Inc.	(748)	(52,786)
Chart Industries, Inc.	(1,766)	(124,097)
Chegg, Inc.	(27)	(1,929)
Cinemark Holdings, Inc.	(8,791)	(87,910)
Coherus Biosciences, Inc.	(6,753)	(123,850)
Collegium Pharmaceutical, Inc.	(3,707)	(77,180)
CONMED Corp.	(1,058)	(83,233)
Coupa Software, Inc.	(386)	(105,857)
CryoPort, Inc.	(4,105)	(194,577)
CSG Systems International, Inc.	(1,036)	(42,424)
CyberArk Software, Ltd.	(301)	(31,129)
Encore Capital Group, Inc.	(5,838)	(225,288)
Envestnet, Inc.	(1,463)	(112,885)
Envista Holdings Corp.	(8,967)	(221,306)
Everbridge, Inc.	(1,077)	(135,411)
EZCORP, Inc. Class A	(4,344)	(21,850)

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio (continued)
FireEye, Inc.	(1,202)	(14,839)
Five9, Inc.	(818)	(106,078)
Flexion Therapeutics, Inc.	(4,556)	(47,428)
FTI Consulting, Inc.	(1,110)	(117,627)
Gossamer Bio, Inc.	(5,080)	(63,043)
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	(1,017)	(42,989)
Health Catalyst, Inc.	(4,091)	(149,731)
Helix Energy Solutions Group, Inc.	(7,642)	(18,417)
Herbalife Nutrition, Ltd.	(3,136)	(146,294)
I3 Verticals, Inc., Class A	(3,065)	(77,391)
II-VI, Inc.	(2,895)	(117,421)
Illumina, Inc.	(66)	(20,399)
Impinj, Inc.	(3,228)	(85,058)
Innovative Industrial Properties, Inc. REIT	(2,508)	(311,268)
Innoviva, Inc.	(2,663)	(27,828)
Insmed, Inc.	(2,383)	(76,590)
Integra LifeSciences Holdings Corp.	(1,055)	(49,817)
Intercept Pharmaceuticals, Inc.	(1,123)	(46,560)
Ironwood Pharmaceuticals, Inc.	(12,169)	(109,460)
j2 Global, Inc.	(493)	(34,125)
Jazz Pharmaceuticals PLC	(664)	(94,680)
K12, Inc.	(1,524)	(40,142)
Kaman Corp.	(1,063)	(41,425)
Karyopharm Therapeutics, Inc.	(6,889)	(100,579)
KBR, Inc.	(6,403)	(143,171)
Knowles Corp.	(2,714)	(40,439)
LendingTree, Inc.	(78)	(23,937)
Liberty Media Corp-Liberty Formula One, Class C	(2,657)	(96,369)
Liberty Media Corp.-Liberty SiriusXM, Class A	(1,095)	(36,321)
Ligand Pharmaceuticals, Inc.	(84)	(8,007)
LivaNova PLC	(88)	(3,978)
Live Nation Entertainment, Inc.	(4,731)	(254,906)
LivePerson, Inc.	(3,194)	(166,056)
Marriott Vacations Worldwide Corp.	(930)	(84,453)
Medallia, Inc.	(661)	(18,125)
Mesa Laboratories, Inc.	(211)	(53,754)
MongoDB, Inc.	(611)	(141,453)
National Vision Holdings, Inc.	(4,899)	(187,338)
Nevro Corp.	(692)	(96,396)
Norwegian Cruise Line Holdings, Ltd.	(16,130)	(275,984)
Nuance Communications, Inc.	(5,385)	(178,728)
Nutanix, Inc., Class A	(22)	(488)
NuVasive, Inc.	(1,192)	(57,895)
Okta, Inc.	(455)	(97,302)
Omeros Corp.	(400)	(4,042)
Description	Shares	Fair Value
Omnicell, Inc.	(6)	(448)
OSI Systems, Inc.	(698)	(54,172)
Palo Alto Networks, Inc.	(115)	(28,146)
Patrick Industries, Inc.	(1,389)	(79,895)
PennyMac Mortgage Investment Trust REIT	(2,791)	(44,851)
Perficient, Inc.	(2,334)	(99,755)
PetIQ, Inc.	(4,539)	(149,424)
Pluralsight, Inc., Class A	(1,640)	(28,093)
PRA Group, Inc.	(1,463)	(58,447)
PROS Holdings, Inc.	(2,212)	(70,651)
Pure Storage, Inc., Class A	(2,991)	(46,031)
Radius Health, Inc.	(1,049)	(11,896)
Rambus, Inc.	(4,036)	(55,253)
Redfin Corp.	(5,853)	(292,240)
Redwood Trust, Inc. REIT	(2,613)	(19,650)
Revance Therapeutics, Inc.	(4,054)	(101,918)
RH	(709)	(271,278)
Royal Caribbean Cruises, Ltd.	(831)	(53,791)
Sabre Corp.	(9,831)	(64,000)
SailPoint Technologies Holding, Inc.	(4,950)	(195,872)
SEACOR Holdings, Inc.	(145)	(4,217)
Silicon Laboratories, Inc.	(234)	(22,897)
Sirius XM Holdings, Inc.	(12,683)	(67,981)
Slack Technologies, Inc., Class A	(3,036)	(81,547)
SMART Global Holdings, Inc.	(3,675)	(100,475)
Snap, Inc., Class A	(6,008)	(156,869)
SolarEdge Technologies, Inc.	(221)	(52,675)
Square, Inc. Class A	(134)	(21,782)
Synaptics, Inc.	(1,764)	(141,861)
Tabula Rasa HealthCare, Inc.	(1,543)	(62,908)
The Chefs’ Warehouse, Inc.	(1,621)	(23,569)
The Greenbrier Cos., Inc.	(800)	(23,520)
The Marcus Corp.	(3,439)	(26,583)
The Middleby Corp.	(464)	(41,625)
TTM Technologies, Inc.	(11,452)	(130,667)
Turning Point Brands, Inc.	(1,699)	(47,402)
Under Armour, Inc., Class C	(10,950)	(107,748)
Varex Imaging Corp.	(3,708)	(47,166)
Verint Systems, Inc.	(290)	(13,972)
Wayfair, Inc., Class A	(296)	(86,139)
Winnebago Industries, Inc.	(1,743)	(90,061)
Workiva, Inc.	(550)	(30,668)
Zillow Group, Inc. Class C	(1,708)	(173,516)
Zogenix, Inc.	(2,596)	(46,546)
Zscaler, Inc.	(877)	(123,385)
		(10,126,095)

Description	Shares	Fair Value
Lazard Enhanced Opportunities Portfolio (concluded)
Total Common Stocks (Proceeds $10,142,747)		$(10,816,600)
Exchange-Traded Fund | (2.0)%
United States | (2.0)%
iShares 7-10 Year Treasury Bond ETF	(2,772)	(337,685)
Total Exchange-Traded Funds (Proceeds $313,153)		(337,685)
Total Securities Sold Short (Proceeds $10,455,900)		(11,154,285)
Total Investments | 95.7% (Cost and short proceeds $16,083,789) (»)		$16,058,212
Cash and Other Assets in Excess of Liabilities | 4.3%		724,045
Net Assets | 100.0%		$16,782,257

Lazard Enhanced Opportunities Portfolio (concluded)

Forward Currency Contracts open at September 30, 2020:
Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation
USD	201,151	CAD	265,000	SSB	12/23/20	$2,054

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio
Common Stocks | 43.7%
Australia | 0.6%
AGL Energy, Ltd.	2,443	$23,875
ASX, Ltd.	522	30,575
Aurizon Holdings, Ltd.	2,770	8,452
Charter Hall Group REIT	2,751	24,822
CSL, Ltd.	130	26,785
Fortescue Metals Group, Ltd.	10,519	123,134
Goodman Group REIT	1,804	23,218
Ingenia Communities Group REIT	7,012	22,942
Santos, Ltd.	11,061	38,817
Stockland REIT	9,799	26,618
		349,238
Belgium | 0.0%
Colruyt SA (*)	200	12,978
Telenet Group Holding NV	235	9,109
		22,087
Canada | 1.2%
CAE, Inc.	8,568	125,264
Canadian National Railway Co.	1,586	168,845
Magna International, Inc.	1,190	54,453
Parex Resources, Inc. (*)	1,658	17,470
Quebecor, Inc., Class B	1,062	26,567
Real Matters, Inc. (*)	1,326	25,842
TFI International, Inc.	2,218	92,748
The Toronto-Dominion Bank	2,803	129,611
		640,800
Denmark | 0.5%
Coloplast A/S, Class B	327	51,714
Novo Nordisk A/S, Class B	675	46,887
Vestas Wind Systems AS ADR	3,088	166,227
		264,828
Finland | 0.2%
Elisa Oyj	187	11,022
Neste Oyj	610	32,076
Valmet Oyj	2,171	53,751
		96,849
France | 0.4%
Cie de Saint-Gobain (*)	571	23,974
Cie Generale des Etablissements Michelin SCA	433	46,333
L’Oreal SA	31	10,087
Orange SA	911	9,479
Peugeot SA (*)	793	14,298
Schneider Electric SE	831	103,140
Description	Shares	Fair Value
Veolia Environnement SA	1,099	$23,701
		231,012
Germany | 0.9%
Deutsche Bank AG (*)	2,779	23,431
Merck KGaA Sponsored ADR	3,713	108,865
SAP SE	198	30,833
Symrise AG ADR	5,316	183,987
TeamViewer AG ADR (*)	5,132	126,584
		473,700
Hong Kong | 0.6%
AIA Group, Ltd. Sponsored ADR	4,890	194,866
Hang Seng Bank, Ltd. Sponsored ADR	6,611	98,438
Hysan Development Co., Ltd.	3,000	8,976
Sun Hung Kai Properties, Ltd.	2,000	25,640
		327,920
Israel | 0.1%
Israel Discount Bank, Ltd., ADR	2,954	76,656
Italy | 0.1%
Hera SpA	9,535	35,247
Ivory Coast | 0.0%
Endeavour Mining Corp. (*)	934	23,253
Japan | 4.1%
Ajinomoto Co., Inc.	1,100	22,613
Brother Industries, Ltd.	2,200	34,942
Chubu Electric Power Co., Inc.	1,300	15,812
Credit Saison Co., Ltd.	1,800	19,104
Daito Trust Construction Co., Ltd.	155	13,742
Daiwa Securities Group, Inc.	4,600	19,307
DCM Holdings Co., Ltd.	1,700	23,539
Dip Corp.	700	14,384
East Japan Railway Co.	500	30,809
Electric Power Development Co., Ltd.	4,500	69,442
Fuji Media Holdings, Inc.	700	6,756
Hokkaido Electric Power Co., Inc.	8,600	36,750
Hokuriku Electric Power Co.	3,000	22,522
Hulic Co., Ltd.	2,700	25,325
Inpex Corp.	3,600	19,259
Japan Post Holdings Co., Ltd.	2,000	13,642
Kaken Pharmaceutical Co., Ltd.	200	9,184
Kao Corp.	300	22,512
KDDI Corp.	6,300	159,364
Kenedix, Inc.	4,700	24,788
Kureha Corp.	300	13,007
Kyudenko Corp.	300	8,659
McDonald’s Holdings Co. Japan, Ltd.	800	38,916
Mitsubishi Heavy Industries, Ltd.	400	8,884

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Mizuho Financial Group, Inc.	17,280	$215,854
MS&AD Insurance Group Holdings, Inc.	700	18,960
Nintendo Co., Ltd. ADR	2,590	183,631
Nishi-Nippon Financial Holdings, Inc.	3,300	23,074
Nomura Real Estate Holdings, Inc.	3,400	64,669
NTT DOCOMO, Inc.	2,318	85,962
Obayashi Corp.	1,200	10,876
Ono Pharmaceutical Co., Ltd.	400	12,558
Open House Co., Ltd.	600	21,671
Optorun Co., Ltd.	1,000	20,246
Osaka Gas Co., Ltd.	1,000	19,483
Rengo Co., Ltd.	1,100	8,305
Sankyu, Inc.	500	19,712
Secom Co., Ltd.	200	18,275
Sekisui House, Ltd.	1,200	21,223
Seria Co., Ltd.	200	8,522
Seven & I Holdings Co., Ltd.	2,200	68,009
Shikoku Electric Power Co., Inc.	4,100	31,302
Shimachu Co., Ltd.	300	10,180
Shimano, Inc. ADR	5,980	117,985
Ship Healthcare Holdings, Inc.	300	14,681
Softbank Corp.	1,800	20,169
Sugi Holdings Co., Ltd.	300	21,211
Sumitomo Mitsui Financial Group, Inc.	1,100	30,609
Sumitomo Mitsui Trust Holdings, Inc.	300	7,983
Sumitomo Osaka Cement Co., Ltd.	300	9,698
Sumitomo Realty & Development Co., Ltd.	800	23,668
Sundrug Co., Ltd.	300	11,295
The Chiba Bank, Ltd.	8,200	45,252
The Gunma Bank, Ltd.	9,900	33,017
The Hachijuni Bank, Ltd.	2,200	8,655
The Kansai Electric Power Co., Inc.	4,300	41,682
The Shizuoka Bank, Ltd.	1,400	9,683
Tohoku Electric Power Co., Inc.	7,800	78,159
Tokyo Electron, Ltd.	100	26,173
Trend Micro, Inc.	200	12,204
West Japan Railway Co.	200	9,885
Yamaha Corp. Sponsored ADR	3,827	184,347
Yaoko Co., Ltd.	200	14,903
		2,257,033
Macau | 0.2%
Sands China, Ltd. ADR	2,589	100,867
Netherlands | 1.1%
ASM International NV	191	27,378
Flow Traders	412	16,472
Description	Shares	Fair Value
Koninklijke Ahold Delhaize NV	2,593	$76,742
NXP Semiconductors NV	1,035	129,178
Wolters Kluwer NV Sponsored ADR	3,987	341,566
		591,336
New Zealand | 0.0%
Fisher & Paykel Healthcare Corp., Ltd., Class C	1,003	22,078
Norway | 0.1%
Orkla ASA	5,599	56,663
Telenor ASA	695	11,645
Yara International ASA	225	8,663
		76,971
Puerto Rico | 0.0%
Popular, Inc.	565	20,493
Singapore | 0.1%
AEM Holdings, Ltd.	13,800	39,052
Singapore Exchange, Ltd.	1,500	10,094
		49,146
Spain | 0.1%
Corporacion Financiera Alba SA	66	2,758
Iberdrola SA	1,314	16,172
Viscofan SA	110	7,338
		26,268
Sweden | 1.0%
Assa Abloy AB ADR	9,008	105,304
Axfood AB	916	20,990
Boliden AB	1,051	31,248
Epiroc AB ADR	12,670	183,842
Hexagon AB ADR (*)	2,333	176,118
Lundin Energy AB	805	15,944
Swedish Match AB	211	17,215
		550,661
Switzerland | 1.2%
ABB, Ltd. Sponsored ADR	6,086	154,889
Alcon, Inc. (*)	1,208	68,796
Credit Suisse Group AG	5,293	52,976
Galenica AG	125	8,713
Novartis AG	2,901	252,101
Roche Holding AG	293	100,243
Swisscom AG	36	19,096
Tecan Group AG	20	9,946
		666,760
United Kingdom | 2.6%
Coca-Cola European Partners PLC	2,912	113,015

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Diageo PLC Sponsored ADR	1,914	$263,481
Fiat Chrysler Automobiles NV (*)	484	5,925
GlaxoSmithKline PLC	661	12,382
J Sainsbury PLC	4,926	12,110
National Grid PLC	1,159	13,342
Prudential PLC ADR	5,631	160,990
RELX PLC	470	10,404
RELX PLC Sponsored ADR	8,998	201,285
Rio Tinto, Ltd.	251	16,994
Standard Chartered PLC (*)	14,370	65,880
Tesco PLC Sponsored ADR	25,545	210,235
Unilever PLC Sponsored ADR	4,937	304,514
Vodafone Group PLC	9,486	12,585
Wm Morrison Supermarkets PLC	11,000	24,147
		1,427,289
United States | 28.6%
3M Co.	448	71,761
AbbVie, Inc.	1,101	96,437
Accenture PLC, Class A	1,395	315,256
Activision Blizzard, Inc.	398	32,218
Adobe, Inc. (*)	79	38,744
Advanced Micro Devices, Inc. (*)	286	23,449
Agilent Technologies, Inc.	95	9,589
Akamai Technologies, Inc. (*)	496	54,828
Alphabet, Inc., Class A (*)	210	307,776
Alphabet, Inc., Class C (*)	87	127,855
Altria Group, Inc.	291	11,244
Amazon.com, Inc. (*)	176	554,176
Amdocs, Ltd.	206	11,826
American Tower Corp. REIT	38	9,186
AmerisourceBergen Corp.	2,423	234,837
Anthem, Inc.	135	36,260
Aon PLC, Class A	1,455	300,166
Apple, Inc.	10,470	1,212,531
Applied Materials, Inc.	1,003	59,628
AptarGroup, Inc.	230	26,036
AT&T, Inc.	582	16,593
Atmos Energy Corp.	95	9,081
Best Buy Co., Inc.	1,363	151,688
Booz Allen Hamilton Holding Corp.	443	36,760
Boston Scientific Corp. (*)	4,158	158,877
Bristol-Myers Squibb Co.	536	32,315
C.H. Robinson Worldwide, Inc.	116	11,854
Cabot Oil & Gas Corp.	1,006	17,464
Cadence Design Systems, Inc. (*)	425	45,318
Campbell Soup Co.	416	20,122
Description	Shares	Fair Value
Charter Communications, Inc., Class A (*)	47	$29,344
Church & Dwight Co., Inc.	351	32,892
Cisco Systems, Inc.	830	32,694
Citizens Financial Group, Inc.	1,548	39,133
Colgate-Palmolive Co.	431	33,252
Comcast Corp., Class A	1,153	53,338
ConocoPhillips	1,034	33,957
Costco Wholesale Corp.	59	20,945
Cummins, Inc.	431	91,010
CVS Health Corp.	1,617	94,433
DaVita, Inc. (*)	157	13,447
Dolby Laboratories, Inc., Class A	274	18,161
Dollar General Corp.	1,155	242,111
Domino’s Pizza, Inc.	72	30,620
Easterly Government Properties, Inc. REIT	774	17,345
Eaton Corp. PLC	228	23,263
eBay, Inc.	3,288	171,305
Edwards Lifesciences Corp. (*)	122	9,738
Electronic Arts, Inc. (*)	872	113,718
Eli Lilly & Co.	577	85,408
F5 Networks, Inc. (*)	104	12,768
Facebook, Inc., Class A (*)	1,815	475,348
Flowers Foods, Inc.	378	9,197
Gaming and Leisure Properties, Inc. REIT	583	21,530
General Mills, Inc.	888	54,772
Gilead Sciences, Inc.	256	16,177
HCA Healthcare, Inc.	182	22,692
Honeywell International, Inc.	814	133,993
Hormel Foods Corp.	949	46,397
Humana, Inc.	149	61,670
IDEXX Laboratories, Inc. (*)	113	44,421
Intercontinental Exchange, Inc.	2,622	262,331
Intuit, Inc.	304	99,168
IQVIA Holdings, Inc. (*)	1,851	291,773
J.B. Hunt Transport Services, Inc.	177	22,369
Jack Henry & Associates, Inc.	135	21,950
Jefferies Financial Group, Inc.	1,318	23,724
Johnson & Johnson	2,597	386,641
Juniper Networks, Inc.	378	8,127
Kellogg Co.	460	29,711
Keysight Technologies, Inc. (*)	354	34,968
Kimberly-Clark Corp.	2,009	296,649
LHC Group, Inc. (*)	236	50,164
Lockheed Martin Corp.	359	137,598
Lowe’s Cos., Inc.	1,416	234,858
Lululemon Athletica, Inc. (*)	34	11,199
MasterCard, Inc., Class A	421	142,370

Description	Shares	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
McDonald’s Corp.	1,113	$244,292
McKesson Corp.	67	9,978
MDU Resources Group, Inc.	961	21,623
Medtronic PLC	672	69,834
Merck & Co., Inc.	1,004	83,282
Mettler-Toledo International, Inc. (*)	10	9,658
Microsoft Corp.	4,051	852,047
Monolithic Power Systems, Inc.	181	50,609
Moody’s Corp.	485	140,577
Motorola Solutions, Inc.	1,539	241,331
Northrop Grumman Corp.	192	60,574
NVIDIA Corp.	159	86,054
Old Dominion Freight Line, Inc.	311	56,266
Palo Alto Networks, Inc. (*)	476	116,501
PayPal Holdings, Inc. (*)	665	131,025
PepsiCo, Inc.	1,047	145,114
Pfizer, Inc.	761	27,929
Phillips 66	278	14,412
Pioneer Natural Resources Co.	760	65,352
Pool Corp.	57	19,069
PTC, Inc. (*)	1,973	163,207
QUALCOMM, Inc.	1,383	162,751
Quest Diagnostics, Inc.	391	44,766
Regeneron Pharmaceuticals, Inc. (*)	16	8,956
Republic Services, Inc.	363	33,886
Rockwell Automation, Inc.	636	140,352
S&P Global, Inc.	737	265,762
Sempra Energy	79	9,350
ServiceNow, Inc. (*)	101	48,985
Silgan Holdings, Inc.	1,503	55,265
Sirius XM Holdings, Inc.	1,734	9,294
Southwest Gas Holdings, Inc.	136	8,582
Sprouts Farmers Market, Inc. (*)	352	7,367
Square, Inc., Class A (*)	168	27,308
Synopsys, Inc. (*)	1,251	267,689
T Rowe Price Group, Inc.	175	22,439
Target Corp.	767	120,741
TD Ameritrade Holding Corp.	242	9,474
Teradyne, Inc.	522	41,478
Tesla, Inc. (*)	297	127,416
Texas Instruments, Inc.	1,327	189,482
The Bank of New York Mellon Corp.	265	9,100
The Clorox Co.	247	51,912
The Coca-Cola Co.	6,211	306,637
The Hershey Co.	180	25,801
The Home Depot, Inc.	918	254,938
Description	Shares	Fair Value
The J.M. Smucker Co.	88	$10,166
The Kroger Co.	549	18,617
The Procter & Gamble Co.	2,440	339,136
The Progressive Corp.	138	13,064
The Sherwin-Williams Co.	117	81,519
The Western Union Co.	500	10,715
Thermo Fisher Scientific, Inc.	1,184	522,760
Tractor Supply Co.	658	94,318
Union Pacific Corp.	143	28,152
United Parcel Service, Inc., Class B	344	57,321
UnitedHealth Group, Inc.	585	182,385
Verizon Communications, Inc.	5,941	353,430
Vertex Pharmaceuticals, Inc. (*)	209	56,873
Visa, Inc., Class A	1,567	313,353
Vistra Corp.	1,549	29,214
Walmart, Inc.	805	112,628
Warner Music Group Corp., Class A	2,471	71,017
Waste Management, Inc.	79	8,940
Weis Markets, Inc.	157	7,536
Werner Enterprises, Inc.	203	8,524
West Pharmaceutical Services, Inc.	56	15,394
WW Grainger, Inc.	105	37,461
Xcel Energy, Inc.	159	10,973
Zoetis, Inc.	2,382	393,911
		15,808,426
Total Common Stocks (Cost $21,462,694)		24,138,918

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 20.6%
Australia | 0.5%
Telstra Corp., Ltd., 4.000%, 09/16/22	AUD	380	$288,756
Canada | 1.5%
Canadian Imperial Bank of Commerce, 2.900%, 09/14/21	CAD	585	449,851
Rogers Communications, Inc., 3.250%, 05/01/29	CAD	450	372,589
			822,440
France | 0.6%
Schneider Electric SE, 2.950%, 09/27/22	USD	305	319,621
Germany | 1.1%
BMW Finance NV, 0.875%, 08/16/22	GBP	225	291,873

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Daimler AG, 0.033% (Euribor 3 Month + 0.450%), 07/03/24 (§)	EUR	300	$345,315
			637,188
Netherlands | 0.4%
Nederlandse Waterschapsbank NV, 3.125%, 12/05/22 (#)	USD	200	212,184
Switzerland | 0.4%
ABB Finance USA, Inc., 3.375%, 04/03/23	USD	237	253,600
United Kingdom | 1.0%
Unilever Capital Corp., 3.250%, 03/07/24	USD	500	544,154
United States | 15.1%
Adobe, Inc., 2.300%, 02/01/30	USD	255	274,991
Alphabet, Inc., 1.100%, 08/15/30	USD	280	277,229
Amazon.com, Inc., 3.150%, 08/22/27	USD	305	347,592
American Express Co., 3.000%, 10/30/24	USD	315	341,694
Apple, Inc., 3.850%, 05/04/43	USD	360	448,163
Bank of America Corp.:
3.499% (USD LIBOR 3 Month + 0.630%), 05/17/22 (§)	USD	349	355,503
1.486% (SOFRRATE + 1.460%), 05/19/24 (§)	USD	135	137,311
Citigroup, Inc., 1.650% (BBSW 3 Month + 1.550%), 05/04/21 (§)	AUD	548	394,634
Dell International LLC, 5.300%, 10/01/29	USD	190	217,646
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	640	507,583
Johnson & Johnson, 3.625%, 03/03/37	USD	278	336,533
JPMorgan Chase & Co., 3.540% (USD LIBOR 3 Month + 1.380%), 05/01/28 (§)	USD	305	341,579
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	198	227,936
Lowe’s Cos., Inc., 5.000%, 04/15/40	USD	110	144,099
McDonald’s Corp., 3.125%, 03/04/25	CAD	585	474,990
Microsoft Corp., 3.500%, 11/15/42	USD	235	289,113
Description	Security Currency	Principal Amount (000)	Fair Value
Morgan Stanley, 3.625%, 01/20/27	USD	305	$344,533
PepsiCo, Inc., 2.875%, 10/15/49	USD	370	396,755
Pfizer, Inc., 2.625%, 04/01/30	USD	245	272,074
Prologis LP, 1.250%, 10/15/30	USD	150	146,278
Starbucks Corp., 4.450%, 08/15/49	USD	430	521,329
The Goldman Sachs Group, Inc., 3.625%, 01/22/23	USD	313	334,563
The Home Depot, Inc., 5.875%, 12/16/36	USD	245	368,376
The Procter & Gamble Co., 2.450%, 03/25/25	USD	130	140,763
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	305	321,223
Verizon Communications, Inc., 3.875%, 02/08/29	USD	309	365,152
			8,327,642
Total Corporate Bonds (Cost $10,891,198)			11,405,585
Foreign Government Obligations | 20.0%
Australia | 1.6%
New South Wales Treasury Corp., 3.000%, 02/20/30	AUD	830	694,055
Queensland Treasury Corp., 3.000%, 03/22/24	AUD	235	183,896
			877,951
Bermuda | 1.3%
Government of Bermuda:
3.717%, 01/25/27	USD	200	219,000
2.375%, 08/20/30 (#)	USD	500	505,000
			724,000
Canada | 4.1%
City of Vancouver, 2.900%, 11/20/25	CAD	198	163,356
Province of British Columbia, 4.700%, 06/18/37	CAD	545	585,111
Province of Quebec:
1.650%, 03/03/22	CAD	385	294,714
3.000%, 09/01/23	CAD	720	583,570
2.500%, 04/20/26	USD	465	507,933
1.850%, 02/13/27	CAD	175	139,457
			2,274,141

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
Chile | 1.5%
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/26	CLP	130,000	$190,106
Republic of Chile:
3.125%, 01/21/26	USD	400	443,000
0.830%, 07/02/31	EUR	150	175,923
			809,029
Czech Republic | 1.6%
Czech Republic, 2.000%, 10/13/33	CZK	17,850	873,008
France | 1.0%
Government of France, 1.750%, 06/25/39	EUR	361	552,771
Hungary | 2.1%
Hungary, 5.750%, 11/22/23	USD	190	217,847
Hungary Government Bonds:
2.500%, 10/24/24	HUF	93,620	313,550
2.750%, 12/22/26	HUF	93,020	315,411
3.000%, 10/27/27	HUF	96,120	332,195
			1,179,003
Japan | 0.7%
Japan Bank for International Cooperation, 0.625%, 05/22/23	USD	200	201,184
Japan International Cooperation Agency, 2.125%, 10/20/26	USD	200	215,427
			416,611
Mexico | 0.1%
United Mexican States, 6.750%, 02/06/24	GBP	30	44,819
New Zealand | 1.3%
New Zealand Government Bonds, 4.500%, 04/15/27	NZD	845	699,465
Norway | 0.8%
Oslo Kommune:
2.350%, 09/04/24	NOK	2,000	227,632
0.750% (NIBOR 3 Month + 0.460%), 05/06/26 (§)	NOK	2,000	215,411
			443,043
Panama | 0.8%
Republic of Panama, 4.000%, 09/22/24	USD	400	438,000
Poland | 1.7%
Poland Government Bonds:
2.500%, 07/25/27	PLN	1,180	335,669
0.690%, 05/25/28 (§)	PLN	1,145	290,308
Description	Security Currency	Principal Amount (000)	Fair Value
2.750%, 10/25/29	PLN	1,000	$291,716
			917,693
Spain | 0.5%
Spain Government Bonds, 1.200%, 10/31/40	EUR	239	299,948
United Kingdom | 0.9%
United Kingdom Gilt:
1.750%, 09/07/37	GBP	225	342,587
1.500%, 07/22/47	GBP	100	151,903
			494,490
Total Foreign Government Obligations (Cost $10,478,747)			11,043,972
Quasi Government Bonds | 0.5%
Canada | 0.5%
Export Development Canada, 1.800%, 09/01/22 (Cost $276,912)	CAD	380	293,312
Supranational Bonds | 4.6%
African Development Bank, 0.750%, 04/03/23	USD	500	506,093
Asian Development Bank, 2.125%, 03/19/25	USD	383	411,934
European Bank for Reconstruction & Development, 1.625%, 09/27/24	USD	150	157,532
European Investment Bank, 1.125%, 09/16/21 (#)	CAD	140	105,864
Inter-American Development Bank, 7.875%, 03/14/23	IDR	2,100,000	148,030
International Bank for Reconstruction & Development:
2.500%, 08/03/23	CAD	840	667,149
1.900%, 01/16/25	CAD	195	154,436
2.900%, 11/26/25	AUD	350	279,895
International Finance Corp., 2.700%, 03/15/23	AUD	142	107,553
Total Supranational Bonds (Cost $2,456,058)			2,538,486
US Municipal Bonds | 0.7%
California | 0.6%
California State Build America Bonds, 7.500%, 04/01/34	USD	35	58,168
State of California:
4.500%, 04/01/33	USD	100	119,538
7.550%, 04/01/39	USD	105	183,710
			361,416

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Global Dynamic Multi-Asset Portfolio (continued)
New York | 0.1%
New York State Urban Development Corp., Series B, 3.900%, 03/15/33	USD	40	$45,376
Total US Municipal Bonds (Cost $372,556)			406,792
US Treasury Securities | 3.0%
US Treasury Notes:
2.125%, 05/15/25	USD	545	591,687
2.875%, 08/15/28	USD	895	1,056,415
Total US Treasury Securities (Cost $1,576,119)			1,648,102

Description	Shares	Fair Value
Exchange-Traded Funds | 5.0%
iShares MSCI World ETF (Cost $2,339,474)	27,760	2,762,675
Short-Term Investments | 2.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $1,421,629)	1,421,629	1,421,629
Total Investments | 100.7% (Cost $51,275,387) (»)		$55,659,471
Liabilities in Excess of Cash and Other Assets | (0.7)%		(361,298)
Net Assets | 100.0%		$55,298,173

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at September 30, 2020:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CAD	600,693	USD	448,446	JPM	01/20/21	$2,921	$—
CAD	117,300	USD	89,176	SSB	12/23/20	—	1,048
CHF	117,159	USD	129,522	HSB	01/20/21	—	1,877
CHF	287,406	USD	317,736	JPM	01/20/21	—	4,607
CNH	4,557,766	USD	668,696	HSB	01/20/21	—	1,385
CNH	4,557,766	USD	666,272	HSB	03/04/21	—	813
CZK	1,481,143	USD	65,898	JPM	10/22/20	—	1,717
CZK	2,133,557	USD	91,600	JPM	10/22/20	852	—
CZK	2,953,441	USD	128,126	JPM	10/22/20	—	147
EUR	703,541	USD	832,901	CIT	01/20/21	—	5,891
EUR	2,647,892	USD	3,133,198	HSB	01/20/21	—	20,608
EUR	144,302	USD	169,368	JPM	01/20/21	259	—
EUR	511,946	USD	605,840	JPM	01/20/21	—	4,048
EUR	207,797	USD	246,605	SSB	12/23/20	—	2,511
GBP	56,777	USD	73,829	HSB	01/20/21	—	510
GBP	128,306	USD	163,338	JPM	01/20/21	2,350	—
GBP	264,355	USD	343,646	JPM	01/20/21	—	2,271
GBP	45,075	USD	58,500	SSB	12/23/20	—	305
HKD	256,356	USD	33,052	SSB	12/23/20	16	—
HUF	43,183,994	EUR	124,577	JPM	10/22/20	—	6,868
HUF	19,800,285	USD	66,980	JPM	10/22/20	—	3,131
JPY	41,588,686	USD	396,865	CIT	01/20/21	—	1,866
JPY	401,259,085	USD	3,830,233	HSB	01/20/21	—	19,175
JPY	34,800,832	USD	332,140	JPM	01/20/21	—	1,610
KRW	405,734,820	USD	341,623	JPM	11/30/20	6,359	—
MXN	574,902	USD	26,324	HSB	01/20/21	—	645
MXN	852,102	USD	39,009	JPM	01/20/21	—	948
NOK	2,330,734	USD	251,221	HSB	10/22/20	—	1,338
PLN	418,565	USD	107,395	JPM	01/20/21	925	—
SEK	485,220	USD	54,942	HSB	01/20/21	—	681
SEK	306,575	USD	34,710	JPM	01/20/21	—	427
SGD	524,963	USD	386,987	JPM	01/20/21	—	2,342
SGD	13,162	USD	9,699	SSB	12/23/20	—	56
THB	3,235,757	USD	103,336	HSB	01/20/21	—	1,233
USD	102,179	AUD	139,911	CIT	01/20/21	1,938	—
USD	290,179	AUD	397,179	HSB	01/20/21	5,614	—
USD	18,100	AUD	25,734	JPM	01/20/21	—	338
USD	928,864	AUD	1,271,433	JPM	01/20/21	17,926	—
USD	150,303	AUD	205,737	MSC	01/20/21	2,900	—
USD	78,182	AUD	106,880	SSB	12/23/20	1,612	—
USD	478,698	CAD	631,761	CIT	01/20/21	3,987	—
USD	937,446	CAD	1,236,791	HSB	01/20/21	8,109	—
USD	37,600	CAD	50,294	JPM	01/20/21	—	192
USD	119,454	CAD	159,392	JPM	01/20/21	—	315
USD	1,248,549	CAD	1,647,121	JPM	01/20/21	10,886	—

Lazard Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	534	CAD	705	MSC	01/20/21	$4	$—
USD	1,577,440	CAD	2,081,414	MSC	01/20/21	13,445	—
USD	20,900	CHF	19,343	JPM	01/20/21	—	174
USD	72,110	CHF	65,333	SSB	12/23/20	997	—
USD	173,983	CLP	136,825,112	CIT	10/19/20	—	332
USD	62,800	CNH	432,255	HSB	01/20/21	—	487
USD	15,300	CZK	356,996	HSB	10/22/20	—	169
USD	47,600	CZK	1,065,207	HSB	10/22/20	1,442	—
USD	622,497	CZK	14,496,455	HSB	10/22/20	—	5,665
USD	166,100	CZK	3,850,530	JPM	10/22/20	—	752
USD	64,287	DKK	403,051	SSB	12/23/20	704	—
USD	284,407	EUR	240,355	HSB	01/20/21	1,871	—
USD	266,600	EUR	228,642	JPM	01/20/21	—	2,168
USD	67,000	GBP	52,544	JPM	01/20/21	—	853
USD	402,097	HUF	123,163,455	HSB	10/22/20	4,939	—
USD	653,989	HUF	200,447,750	JPM	10/22/20	7,617	—
USD	216,300	JPY	22,806,196	JPM	01/20/21	—	308
USD	406,345	JPY	42,493,954	SSB	12/23/20	2,950	—
USD	15,300	KRW	17,968,932	JPM	11/30/20	—	111
USD	28,166	KRW	33,451,600	JPM	11/30/20	—	524
USD	33,600	NOK	306,868	HSB	10/22/20	700	—
USD	309,307	NOK	2,870,693	JPM	10/22/20	1,534	—
USD	16,700	NOK	159,909	JPM	01/20/21	—	450
USD	33,130	NOK	299,748	SSB	12/23/20	986	—
USD	180,219	NZD	268,582	CIT	01/20/21	2,557	—
USD	138,582	NZD	206,581	HSB	01/20/21	1,933	—
USD	347,211	NZD	517,452	JPM	01/20/21	4,925	—
USD	15,300	PLN	59,845	HSB	01/20/21	—	187
USD	178,000	PLN	682,078	HSB	01/20/21	1,485	—
USD	485,351	PLN	1,825,245	HSB	01/20/21	12,995	—
USD	40,960	PLN	154,040	JPM	01/20/21	1,096	—
USD	17,652	SGD	23,945	JPM	01/20/21	107	—
USD	303,600	SGD	415,871	JPM	01/20/21	—	1,112
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$128,941	$102,195

Description	Shares	Fair Value
Lazard Opportunistic Strategies Portfolio
Exchange-Traded Funds | 80.8%
Equity Funds | 44.0%
Franklin FTSE Japan ETF	77,950	$2,039,952
Health Care Select Sector SPDR Fund	39,455	4,161,713
iShares Core Dividend Growth ETF	51,900	2,065,101
iShares Core MSCI EAFE ETF	27,760	1,673,373
iShares Core MSCI Europe ETF	36,925	1,650,917
iShares Expanded Tech Sector ETF	7,932	2,451,464
iShares Expanded Tech-Software Sector ETF	6,424	1,998,635
iShares MSCI Eurozone ETF	44,995	1,706,210
Vanguard Consumer Staples ETF	19,900	3,250,864
Vanguard S&P 500 ETF	28,739	8,841,553
Vanguard S&P 500 Value ETF	28,419	3,095,398
		32,935,180
Fixed-Income Funds | 36.8%
Goldman Sachs Access Treasury 0-1 Year ETF	25,980	2,609,171
iShares 1-3 Year Treasury Bond ETF	89,400	7,733,994
iShares 20+ Year Treasury Bond ETF	22,954	3,747,470
Vanguard Intermediate-Term Corporate Bond ETF	40,215	3,852,597
Vanguard Intermediate-Term Treasury ETF	135,300	9,535,944
		27,479,176
Total Exchange-Traded Funds
(Cost $54,307,854)		60,414,356
Short-Term Investments | 19.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Cost $14,338,336)	14,338,336	14,338,336
Total Investments | 100.0% (Cost $68,646,190)		$74,752,692
Liabilities in Excess of Cash and Other Assets | 0.0%		(1,394)
Net Assets | 100.0%		$74,751,298

Description	Shares	Fair Value
Lazard Real Assets Portfolio (•)
Common Stocks | 69.4%
Australia | 5.0%
Atlas Arteria, Ltd.	54,839	$241,124
Aventus Group REIT	12,701	21,589
BWP Trust REIT	7,233	20,969
Charter Hall Group REIT	11,051	99,712
Charter Hall Long Wale REIT	8,670	31,225
Goodman Group REIT	8,189	105,393
Ingenia Communities Group REIT	11,412	37,338
Scentre Group REIT	38,479	60,885
Stockland REIT	12,293	33,392
Transurban Group	45,078	456,840
		1,108,467
Belgium | 0.2%
Shurgard Self Storage SA (‡)	444	19,365
Warehouses De Pauw CVA REIT	1,015	36,938
		56,303
Brazil | 0.1%
JHSF Participacoes SA	18,900	23,558
Canada | 1.5%
Agnico Eagle Mines, Ltd.	968	77,062
Altus Group, Ltd.	879	36,525
Atco, Ltd., Class I	1,493	43,157
Barrick Gold Corp.	2,906	81,688
Granite Real Estate Investment Trust	879	51,015
Real Matters, Inc. (*)	1,418	27,635
True North Commercial Real Estate Investment Trust	5,912	25,352
		342,434
China | 2.8%
Agile Group Holdings, Ltd.	24,000	31,535
Central China Real Estate, Ltd.	42,000	19,274
China Aoyuan Group, Ltd.	12,000	12,315
China Overseas Property Holdings, Ltd.	25,000	20,496
CIFI Holdings Group Co., Ltd.	50,000	36,943
Country Garden Holdings Co., Ltd.	21,000	25,875
Gemdale Properties & Investment Corp., Ltd.	140,000	23,782
Gree Real Estate Co., Ltd., Class A (*)	19,700	31,831
KWG Group Holdings, Ltd.	28,000	47,894
Logan Group Co., Ltd.	42,000	66,633
Longfor Group Holdings, Ltd.	13,000	73,073
Powerlong Commercial Management Holdings, Ltd.	8,000	26,900
Powerlong Real Estate Holdings, Ltd.	88,000	66,019
Shanghai Wanye Enterprises Co., Ltd., Class A (*)	5,800	15,296
Description	Shares	Fair Value
Shenzhen Investment, Ltd.	134,000	$39,148
Sichuan Languang Justbon Services Group Co., Ltd., Class H	2,800	15,828
Sunac China Holdings, Ltd.	11,000	43,211
Times China Holdings, Ltd.	12,000	16,692
Yuexiu Property Co., Ltd.	112,000	21,914
		634,659
Finland | 0.1%
Citycon Oyj	2,542	20,008
France | 2.8%
Eutelsat Communications SA	12,123	117,789
Gecina SA REIT	178	23,549
Unibail-Rodamco-Westfield REIT	698	25,776
Vinci SA	5,436	453,421
		620,535
Germany | 2.3%
Aroundtown SA (*)	5,750	28,902
Deutsche EuroShop AG (*)	1,337	16,614
Deutsche Wohnen SE	1,648	82,460
Fraport AG (*)	4,838	191,581
Sirius Real Estate, Ltd.	21,395	20,116
TAG Immobilien AG	1,187	35,820
Vonovia SE	1,940	133,314
		508,807
Hong Kong | 2.4%
CK Asset Holdings, Ltd.	2,500	12,198
Fortune Real Estate Investment Trust	19,000	15,921
Hang Lung Properties, Ltd.	14,000	35,700
Henderson Land Development Co., Ltd.	12,000	44,270
Link Real Estate Investment Trust	7,000	57,221
Power Assets Holdings, Ltd.	39,500	207,748
Shimao Group Holdings, Ltd.	11,500	47,790
Sun Hung Kai Properties, Ltd.	5,500	70,509
Wharf Real Estate Investment Co., Ltd.	9,000	36,843
		528,200
Israel | 0.1%
Adgar Investment and Development, Ltd.	6,343	7,573
Property & Building Corp., Ltd.	292	20,000
		27,573
Italy | 8.7%
ASTM SpA (*)	3,512	73,542
Atlantia SpA (*)	30,275	474,759
Hera SpA	44,948	166,157
Italgas SpA	30,962	195,530
Snam SpA	108,704	558,934

Description	Shares	Fair Value
Lazard Real Assets Portfolio (•) (continued)
Terna Rete Elettrica Nazionale SpA	67,473	$472,731
		1,941,653
Japan | 3.8%
Advance Residence Investment Corp. REIT	26	76,803
Daito Trust Construction Co., Ltd.	400	35,465
Daiwa House Industry Co., Ltd.	1,800	46,248
Daiwa House REIT Investment Corp.	11	28,168
GLP J-Reit	40	61,749
Industrial & Infrastructure Fund Investment Corp. REIT	14	23,990
Japan Logistics Fund, Inc. REIT	9	25,817
Japan Real Estate Investment Corp.	7	35,790
Katitas Co., Ltd.	1,100	31,225
Keihanshin Building Co., Ltd.	2,100	34,086
Kenedix, Inc.	4,200	22,151
LaSalle Logiport REIT	25	41,748
MCUBS MidCity Investment Corp. REIT	51	39,400
Mitsubishi Estate Co., Ltd.	6,000	90,684
Mitsui Fudosan Co., Ltd.	3,300	57,479
Nippon Accommodations Fund, Inc. REIT	12	69,278
Nippon Building Fund, Inc. REIT	5	28,385
NIPPON REIT Investment Corp.	11	37,538
Open House Co., Ltd.	700	25,283
Orix JREIT, Inc.	16	24,683
SRE Holdings Corp.	700	24,489
		860,459
Luxembourg | 0.7%
SES SA	21,299	150,684
Mexico | 0.2%
Corp Inmobiliaria Vesta SAB de CV	16,500	24,864
Fibra Uno Administracion SA de CV REIT	20,800	16,424
		41,288
Netherlands | 0.1%
Eurocommercial Properties NV	1,929	22,300
Norway | 0.1%
Entra ASA	1,458	20,541
Singapore | 1.1%
Keppel DC REIT	21,500	45,950
Manulife US Real Estate Investment Trust	64,400	47,839
Mapletree Commercial Trust REIT	11,400	16,315
Mapletree Industrial Trust REIT	48,900	115,481
Sasseur Real Estate Investment Trust	33,600	18,964
		244,549
Description	Shares	Fair Value
South Africa | 0.1%
Growthpoint Properties, Ltd. REIT	25,901	$18,918
Spain | 2.7%
Ferrovial SA	24,541	595,348
Sweden | 0.9%
Castellum AB	2,292	52,128
Catena AB	610	26,963
Fabege AB	1,477	20,482
Fastighets AB Balder, B Shares (*)	436	22,145
Klovern AB, Class B	13,865	25,532
Nyfosa AB (*)	3,953	35,087
Sagax AB, Class D	3,483	12,716
		195,053
Switzerland | 0.1%
Allreal Holding AG	81	17,460
Turkey | 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	36,774	8,227
United Arab Emirates | 0.2%
Aldar Properties PJSC	71,233	39,013
United Kingdom | 7.4%
Civitas Social Housing PLC REIT	28,671	39,067
Great Portland Estates PLC REIT	5,508	42,505
Linde PLC	152	36,196
National Grid PLC	58,241	670,454
Pennon Group PLC	13,876	184,420
Savills PLC (*)	2,158	21,715
Segro PLC REIT	13,009	156,382
Severn Trent PLC	8,004	251,667
United Utilities Group PLC	23,606	261,034
		1,663,440
United States | 26.0%
Agree Realty Corp. REIT	610	38,820
Alexandria Real Estate Equities, Inc.	485	77,600
American Tower Corp. REIT	1,805	436,323
Americold Realty Trust REIT	1,361	48,656
Apple Hospitality REIT, Inc.	2,334	22,430
AvalonBay Communities, Inc. REIT	243	36,290
Boston Properties, Inc. REIT	702	56,371
Brandywine Realty Trust REIT	2,462	25,457
Brixmor Property Group, Inc. REIT	3,052	35,678
Brookfield Property REIT, Inc., Class A	1,706	20,881
Bunge, Ltd.	855	39,074
Camden Property Trust REIT	610	54,278
CBRE Group, Inc., Class A (*)	1,831	86,002

Description	Shares	Fair Value
Lazard Real Assets Portfolio (•) (continued)
CF Industries Holdings, Inc.	731	$22,449
Community Healthcare Trust, Inc. REIT	610	28,524
Consolidated Edison, Inc.	6,340	493,252
CoreSite Realty Corp. REIT	485	57,657
Crown Castle International Corp., REIT	2,137	355,810
CSX Corp.	7,055	547,962
Digital Realty Trust, Inc. REIT	1,159	170,095
Easterly Government Properties, Inc. REIT	2,332	52,260
Equinix, Inc. REIT	292	221,958
Equity Lifestyle Properties, Inc. REIT	1,268	77,728
Equity Residential REIT	1,219	62,571
Essex Property Trust, Inc. REIT	165	33,130
Extra Space Storage, Inc. REIT	447	47,825
Gaming and Leisure Properties, Inc. REIT	1,666	61,525
Healthcare Trust of America, Inc., Class A REIT	1,335	34,710
Healthpeak Properties, Inc. REIT	1,972	53,540
Highwoods Properties, Inc. REIT	879	29,508
Hilton Worldwide Holdings, Inc.	2,142	182,755
Host Hotels & Resorts, Inc. REIT	2,190	23,630
Innovative Industrial Properties, Inc. REIT	176	21,843
Invitation Homes, Inc., REIT	1,460	40,865
Iron Mountain, Inc. REIT	1,219	32,657
Lamar Advertising Co., Class A REIT	403	26,667
Life Storage, Inc. REIT	306	32,213
Medical Properties Trust, Inc. REIT	3,356	59,166
Mid-America Apartment Communities, Inc. REIT	802	92,992
National Retail Properties, Inc. REIT	1,024	35,338
Norfolk Southern Corp.	1,055	225,759
Office Properties Income Trust REIT	667	13,820
Omega Healthcare Investors, Inc. REIT	1,384	41,437
Pennsylvania Real Estate Investment Trust	4,271	2,366
PotlatchDeltic Corp. REIT	1,055	44,416
Prologis, Inc., REIT	3,027	304,577
PS Business Parks, Inc., REIT	306	37,451
Public Storage	616	137,196
Rayonier, Inc., REIT	1,759	46,508
Realty Income Corp. REIT	1,525	92,644
Description	Shares	Fair Value
Redfin Corp. (*)	528	$26,363
Regency Centers Corp. REIT	565	21,481
Retail Value, Inc. REIT	610	7,668
Sabra Health Care REIT, Inc.	1,857	25,599
SBA Communications Corp. REIT	306	97,455
Simon Property Group, Inc. REIT	1,333	86,218
Southwest Gas Holdings, Inc.	2,900	182,990
STORE Capital Corp. REIT	952	26,113
Sun Communities, Inc. REIT	243	34,168
Sunstone Hotel Investors, Inc. REIT	3,164	25,122
Tyson Foods, Inc., Class A	361	21,472
Uniti Group, Inc. REIT	2,638	27,791
Universal Health Realty Income Trust REIT	359	20,459
Ventas, Inc. REIT	1,525	63,989
VEREIT, Inc. REIT	5,340	34,710
VICI Properties, Inc. REIT	1,326	30,989
Vulcan Materials Co.	285	38,629
Welltower, Inc. REIT	1,354	74,592
Weyerhaeuser Co. REIT	1,722	49,111
WP Carey, Inc. REIT	1,006	65,551
Xenia Hotels & Resorts, Inc. REIT	2,335	20,494
		5,803,628
Total Common Stocks (Cost $15,415,402)		15,493,105
Exchange-Traded Funds | 5.1%
SPDR Gold Shares (*),(Δ) (Cost $999,927)	6,424	1,137,819
Short-Term Investments | 22.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02% (7 day yield) (Δ) (Cost $4,985,690)	4,985,690	4,985,690
Total Investments | 96.8% (Cost $21,401,019) (»)		$21,616,614
Cash and Other Assets in Excess of Liabilities | 3.2%		710,677
Net Assets | 100.0%		$22,327,291

Lazard Real Assets Portfolio (•) (continued)

Forward Currency Contracts open at September 30, 2020:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	108,177	USD	77,128	JPM	12/23/20	$356	$—
USD	163,912	AUD	224,575	CIT	12/23/20	3,058	—
USD	440,612	AUD	603,614	JPM	12/23/20	8,267	—
USD	60,331	AUD	85,421	SSB	12/23/20	—	853
USD	141,017	AUD	193,175	SSB	12/23/20	2,653	—
USD	30,443	CAD	40,118	CIT	12/23/20	321	—
USD	13,968	CAD	18,406	HSB	12/23/20	148	—
USD	896,350	EUR	756,630	CIT	12/23/20	7,640	—
USD	2,009,947	EUR	1,696,547	HSB	12/23/20	17,244	—
USD	845,723	EUR	713,919	SSB	12/23/20	7,179	—
USD	761,781	GBP	588,172	HSB	12/23/20	1,641	—
USD	488,920	GBP	377,415	JPM	12/23/20	1,157	—
USD	128,067	GBP	98,864	SSB	12/23/20	298	—
USD	158,441	HKD	1,228,910	CIT	12/23/20	—	81
USD	56,475	HKD	438,039	SSB	12/23/20	—	30
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$49,962	$964

Futures Contracts open at September 30, 2020 (Δ)

Type	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Fair Value	Unrealized Appreciation	Unrealized Depreciation
Natural Gas	12	$120,000	10/28/20	$335,988	$303,240	$—	$32,748
Low Sulphur Gasoil	1	100	11/12/20	39,051	33,375	—	5,676
Cotton No. 2	1	50,000	12/08/20	30,805	32,895	2,090	—
Soybean Oil	1	60,000	12/14/20	18,036	19,878	1,842	—
Sugar 11	2	224,000	02/26/21	28,963	30,262	1,299	—
Total gross unrealized appreciation/depreciation on Futures Contracts						$5,231	$38,424

Total Return Swap Agreements open at September 30, 2020 (Δ):

Currency	Counterparty	Notional Amount	Expiration Date	Receive	Pay	Payable	Payment Frequency	Unrealized Depreciation
USD	GSC	$4,730,614	01/02/23	Appreciation, and dividends paid, on commodities in a custom momentum basket	0.00%	Depreciation, and dividend expense (if applicable), on commodities in a custom momentum basket	Upon Maturity(a)	$273,117

(a)	For swap agreements, the net settlement will occur on the expiration date.

Lazard Real Assets Portfolio (•) (concluded)

The following table represents the commodity exposure expressed as a percentage of the notional amount of the individual commodity underlying the custom total return basket swap agreements with GSC, as of September 30, 2020:

Commodity	Commodity Index Ticker Symbol	Commodity Exposure Expressed as a Percentage of Notional Amount
Aluminum	BCOMAL	4.16%
Bean Oil	BCOMBO	2.49
Brent Crude	BCOMCO	5.47
Coffee	BCOMKC	4.74
Copper	BCOMHG	12.00
Corn	BCOMCN	7.81
Cotton	BCOMCT	0.01
Crude Oil	BCOMCL	6.52
Gasoline (RBOB)	BCOMRB	0.78
Gold	BCOMGC	2.12
Heating Oil	BCOMHO	2.23
Kansas Wheat	BCOMKW	3.17
Lean Hogs	BCOMLH	3.44
Live Cattle	BCOMLC	4.24
Natural Gas	BCOMNG	4.12
Nickel	BCOMNI	2.97
Silver	BCOMSI	8.24
Soy Meal	BCOMSM	5.03
Soybeans	BCOMSY	8.86
Sugar	BCOMSB	2.35
Wheat	BCOMWH	5.34
Zinc	BCOMZS	3.91
Total		100.00%

The Lazard Funds, Inc. Notes to Portfolios of Investments September 30, 2020 (unaudited)

(*)	Non-income producing security.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under accounting principles generally accepted in the United States of America hierarchy.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2020, the percentage of net assets for each Portfolio was as follows:

Portfolio	Percentage of Net Assets
Emerging Markets Equity Advantage	0.9%
Emerging Markets Debt	6.3%
Global Fixed Income	1.7%
US Corporate Income	51.2%
Enhanced Opportunities	3.3%
Global Dynamic Multi-Asset	1.5%

(^)	The Investment Company Act of 1940 defines “affiliated persons” to include a portfolio company in which a portfolio owns 5% or more of the outstanding voting securities. Investments in “affiliated persons” for the Emerging Markets Equity Portfolio and Global Listed Infrastructure Portfolio for the period ended September 30, 2020 were as follows:

Issue	Value at December 31, 2019	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Shares at September 30, 2020	Value at September 30, 2020
Emerging Markets Equity
China Construction Bank Corp., Class H	$407,702,657	$—	$(205,128,922)	$22,578,181	$(87,143,628)	$9,366,366	211,925,224	$138,008,288
China Mobile, Ltd. Sponsored ADR	226,590,237	—	(107,635,333)	(28,571,720)	(12,123,721)	5,440,765	2,433,441	78,259,463
China Shenhua Energy Co., Ltd., Class H	53,631,255	27,045,933	(20,367,418)	(6,342,278)	(1,283,546)	4,309,026	29,235,610	52,683,946
CNOOC, Ltd.	89,345,601	85,617,768	(60,827,989)	(31,819,953)	(34,887,342)	4,482,115	48,997,532	47,428,085
CRRC Corp., Ltd., Class H	—	66,732,549	(8,792,756)	(1,339,409)	(9,517,788)	1,049,033	117,585,000	47,082,596
Sinopharm Group Co., Ltd., Class H	14,232,500	69,821,048	(21,183,371)	(8,259,840)	(15,717,937)	1,590,878	18,323,614	38,892,400
Total Securities	$791,502,250	$249,217,298	$(423,935,789)	$(53,755,019)	$(160,673,962)	$26,238,183	428,500,421	$402,354,778

Issue	Value at December 31, 2019	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Shares at September 30, 2020	Value at September 30, 2020
Global Listed Infrastructure
Atlas Arteria, Ltd.	$178,635,535	$71,231,023	$—	$—	$(34,823,462)	$3,772,596	48,907,421	$215,043,096
Pennon Group PLC	248,515,390	42,000,457	—	—	(5,783,335)	11,458,588	21,423,608	284,732,512
SES SA	255,862,642	20,542,754	(7,442,627)	(12,355,921)	(111,087,263)	7,569,638	20,569,089	145,519,585
Southwest Gas Holdings, Inc.	—	220,708,074	(26,338,286)	(518,073)	(19,573,049)	2,197,863	2,761,944	174,278,666
Total Securities	$683,013,567	$354,482,308	$(33,780,913)	$(12,873,994)	$(171,267,109)	$24,998,685	$93,662,062	$819,573,859

(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(Ø)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at September 30, 2020 which may step up at a future date.
(«)	Issue in default.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2020.
(±)	Some or all of this security position has been pledged to cover collateral requirements on securities sold short.
(¶)	Date shown is the next perpetual call date.
(‡‡)	Amount is less than $1,000.
(•)	Lazard Real Assets Portfolio’s Portfolio of Investments and accompanying notes are presented on a consolidated basis.
(Δ)	The security is owned by Lazard Real Assets Portfolio, Ltd., a wholly owned subsidiary of the Portfolio.

Security Abbreviations:
ADR	- American Depositary Receipt	NIBOR	- Norway Interbank Offered Rate
BBSW	- Bank Bill Swap Reference Rate	NTN-F	- Brazil Sovereign “Nota do Tesouro
CMT	- Constant maturity Treasury	NVDR	- Non-Voting Depository Receipt
ETF	- Exchange-Traded Fund	PJSC	- Public Joint Stock Company
EURIBOR	- Euro Interbank Offer Rate	REIT	- Real Estate Investment Trust
GDR	- Global Depositary Receipt	SOFTRATE	- Secured Overnight Financing Rate
JSC	- Joint Stock Company	WIBOR	- Warsaw Interbank Offered Rate
LIBOR	- London Interbank Offered Rate

Currency Abbreviations:
AUD	- Australian Dollar	KRW	- South Korean Won
BRL	- Brazilian Real	MXN	- Mexican New Peso
CAD	- Canadian Dollar	MYR	- Malaysian Ringgit
CHF	- Swiss Franc	NOK	- Norwegian Krone
CLP	- Chilean Peso	NZD	- New Zealand Dollar
CNH	- Chinese Yuan Renminbi	PEN	- Peruvian Nuevo Sol
CNY	- Chinese Renminbi	PHP	- Philippine Peso

COP	- Colombian Peso	PLN	- Polish Zloty
CZK	- Czech Koruna	RON	- New Romanian Leu
DKK	- Danish Krone	RUB	- Russian Ruble
EUR	- Euro	SEK	- Swedish Krona
GBP	- British Pound Sterling	SGD	- Singapore Dollar
HKD	- Hong Kong Dollar	THB	- Thai Baht
HUF	- Hungarian Forint	TRY	- New Turkish Lira
IDR	- Indonesian Rupiah	UAH	- Ukranian Hrynia
INR	- Indian Rupee	USD	- United States Dollar
JPY	- Japanese Yen	ZAR	- South African Rand

Counterparty Abbreviations:
BNP	- BNP Paribas SA	JPM	- JPMorgan Chase Bank NA
BOA	- Bank of America	MEL	- The Bank of New York Mellon Corp.
BRC	- Barclays Bank PLC	MSC	- Morgan Stanley & Co.
CAN	- Canadian Imperial Bank of Commerce	RBC	- Royal Bank of Canada
CIT	- Citibank NA	SCB	- Standard Chartered Bank
GSC	- Goldman Sachs International	SSB	- State Street Bank and Trust Co.
HSB	- HSBC Bank USA NA	UBS	- UBS AG

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Blend Portfolio	Lazard Emerging Markets Equity Portfolio
Common & Preferred Stocks
Aerospace & Defense	—%	—%	0.5%	—%	—%
Air Freight & Logistics	1.0	—	—	0.8	—
Airlines	—	0.4	—	—	—
Auto Components	3.4	0.5	0.4	1.1	1.5
Automobiles	—	0.9	1.5	0.9	2.7
Banks	16.5	11.5	11.4	18.5	21.1
Beverages	1.5	3.1	1.1	1.7	—
Biotechnology	—	—	0.3	—	—
Building Products	—	—	0.4	—	—
Capital Markets	—	1.0	0.9	0.2	—
Chemicals	1.8	1.3	1.9	0.7	1.2
Commercial Services & Suppliers	—	—	0.6	0.3	—
Communications Equipment	0.9	1.5	—	0.3	—
Construction & Engineering	0.8	—	0.2	—	—
Construction Materials	0.5	1.8	1.8	1.6	2.5
Consumer Finance	0.5	—	—	0.4	—
Containers & Packaging	—	—	—	0.3	—
Diversified Consumer Services	1.3	1.6	1.2	0.6	—
Diversified Financial Services	—	—	0.2	0.3	—
Diversified Telecommunication Services	—	1.2	1.4	0.7	2.1
Electric Utilities	—	—	0.8	—	0.8
Electrical Equipment	1.4	—	0.8	0.5	—
Electronic Equipment, Instruments & Components	2.6	1.0	2.7	2.7	2.2
Entertainment	4.7	4.9	2.1	4.7	—
Food & Staples Retailing	—	—	1.6	0.4	1.8
Food Products	—	1.5	1.6	0.7	—
Gas Utilities	0.9	0.7	0.5	0.3	0.6
Health Care Equipment & Supplies	—	—	1.8	0.5	—
Health Care Providers & Services	—	—	—	0.6	1.6
Hotels, Restaurants & Leisure	2.7	0.9	0.4	0.3	—
Household Durables	—	0.7	1.0	0.5	1.4
Household Products	—	—	0.6	0.6	0.8
Independent Power & Renewable Electricity Producers	—	—	0.2	—	—
Industrial Conglomerates	—	0.5	—	—	0.7
Insurance	2.0	3.7	2.5	3.3	3.0
Interactive Media & Services	10.2	8.1	7.4	5.3	1.4
Internet & Direct Marketing Retail	9.3	11.4	14.1	5.4	—
IT Services	2.9	3.6	2.8	5.2	6.6
Life Sciences Tools & Services	0.6	1.0	0.4	—	—
Machinery	4.9	2.0	0.9	4.1	2.3
Marine	—	—	0.9	0.2	—
Media	—	—	0.3	0.3	—
Metals & Mining	2.2	1.9	3.4	2.2	4.3
Multiline Retail	—	0.3	—	0.3	—
Oil, Gas & Consumable Fuels	4.4	5.3	4.2	6.1	7.1
Paper & Forest Products	1.1	1.2	—	—	0.9
Personal Products	—	1.9	0.8	1.0	3.4
Pharmaceuticals	—	—	3.6	1.1	—
Real Estate Management & Development	—	0.8	0.9	1.2	0.9
Road & Rail	1.3	0.9	—	—	—

Semiconductors & Semiconductor Equipment	8.9	10.3	8.8	8.2	9.6
Software	0.7	—	0.5	—	—
Specialty Retail	0.8	1.5	0.5	1.0	—
Technology Hardware, Storage & Peripherals	5.5	6.8	6.0	6.5	5.4
Textiles, Apparel & Luxury Goods	0.9	1.6	1.1	0.7	—
Tobacco	—	—	0.4	0.5	0.8
Trading Companies & Distributors	—	—	0.2	—	—
Transportation Infrastructure	0.8	0.9	0.2	0.8	1.0
Water Utilities	0.9	—	—	0.5	—
Wireless Telecommunication Services	—	—	1.9	3.1	6.3
Subtotal	97.9	98.2	99.7	97.2	94.0
Exchange Traded Funds	—	—	—	—	5.1
Short-Term Investments	0.2	1.2	1.1	2.9	1.3
Total Investments	98.1%	99.4%	100.8%	100.1%	100.4%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard Global Strategic Equity Portfolio	Lazard International Equity Advantage Portfolio
Common & Preferred Stocks
Aerospace & Defense	—%	1.0%	—%	1.5%	—%
Air Freight & Logistics	—	—	—	—	1.2
Auto Components	—	—	—	—	0.6
Automobiles	—	—	—	1.3	2.2
Banks	—	2.8	—	2.2	6.5
Beverages	2.8	4.8	—	3.0	—
Biotechnology	—	—	—	2.4	0.3
Building Products	—	0.7	—	—	3.7
Capital Markets	—	5.0	—	8.6	3.1
Chemicals	—	2.4	—	2.9	2.9
Commercial Services & Suppliers	5.5	—	—	—	0.3
Communications Equipment	4.0	1.7	—	—	0.2
Construction & Engineering	2.9	—	12.1	—	0.3
Construction Materials	—	—	—	—	0.6
Consumer Finance	—	—	—	1.0	—
Diversified Consumer Services	6.8	—	—	—	—
Diversified Financial Services	—	—	—	—	1.0
Diversified Telecommunication Services	—	—	—	—	0.2
Electric Utilities	—	—	9.1	3.3	1.1
Electrical Equipment	—	3.9	—	3.2	2.9
Electronic Equipment, Instruments & Components	—	1.4	—	0.6	1.7
Entertainment	—	2.1	—	5.7	1.7
Equity Real Estate Investment Trusts (REITs)	—	—	—	—	1.0
Food & Staples Retailing	—	1.7	—	1.0	3.1
Food Products	—	—	—	—	3.9
Gas Utilities	3.1	1.1	10.2	—	0.3
Health Care Equipment & Supplies	2.9	1.8	—	6.2	2.3
Health Care Providers & Services	19.9	1.4	—	2.2	0.3
Hotels, Restaurants & Leisure	2.8	2.6	—	1.3	0.7
Household Durables	—	—	—	—	3.2
Household Products	—	3.1	—	—	0.6
Independent Power & Renewable Electricity Producers	—	—	—	—	0.4
Industrial Conglomerates	—	0.8	—	—	—
Insurance	—	5.4	—	5.8	5.3
Interactive Media & Services	—	5.0	—	6.1	0.7
Internet & Direct Marketing Retail	—	2.0	—	4.1	0.3
IT Services	3.0	4.5	—	5.3	2.7
Leisure Products	—	2.0	—	—	—
Life Sciences Tools & Services	—	6.5	—	4.7	0.2
Machinery	—	1.5	—	—	2.2
Marine	—	—	—	—	0.1
Media	10.1	—	3.6	1.5	—
Metals & Mining	—	—	—	0.8	3.3
Multiline Retail	—	2.8	—	2.7	0.2
Multi-Utilities	4.3	—	16.2	—	1.5
Oil, Gas & Consumable Fuels	—	—	—	—	1.2
Paper & Forest Products	—	—	—	—	0.1
Personal Products	—	3.9	—	—	4.1
Pharmaceuticals	—	6.3	—	2.8	12.3
Professional Services	9.4	4.5	—	3.3	1.7

Real Estate Management & Development	—	—	—	—	1.2
Road & Rail	—	1.2	10.2	—	1.6
Semiconductors & Semiconductor Equipment	3.1	4.5	—	3.1	3.6
Software	2.9	6.7	—	11.9	2.3
Specialty Retail	—	1.3	—	—	2.2
Technology Hardware, Storage & Peripherals	—	—	—	—	0.6
Textiles, Apparel & Luxury Goods	8.3	—	—	—	—
Tobacco	—	—	—	—	1.0
Trading Companies & Distributors	—	—	—	1.3	0.3
Transportation Infrastructure	2.0	—	14.6	—	—
Water Utilities	2.0	—	11.9	—	—
Wireless Telecommunication Services	—	—	—	—	5.2
Subtotal	95.8	96.4	87.9	99.8	100.2
Short-Term Investments	4.1	2.9	11.6	0.3	0.4
Total Investments	99.9%	99.3%	99.5%	100.1%	100.6%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard International Equity Concentrated Portfolio	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Equity Value Portfolio	Lazard International Quality Growth Portfolio
Common & Preferred Stocks
Aerospace & Defense	3.8%	1.6%	1.9%	2.5%	1.7%
Airlines	—	1.0	1.0	—	—
Auto Components	—	1.0	0.6	4.6	—
Automobiles	3.0	2.6	3.5	5.9	—
Banks	—	5.7	6.5	8.2	4.6
Beverages	5.8	2.0	1.2	7.7	2.3
Biotechnology	—	—	—	—	3.2
Building Products	—	—	—	—	4.7
Capital Markets	—	1.3	—	—	5.7
Chemicals	—	4.2	4.9	10.6	2.5
Construction & Engineering	—	0.9	0.8	—	—
Diversified Telecommunication Services	—	1.4	1.9	—	—
Electric Utilities	—	3.3	1.9	—	—
Electrical Equipment	3.1	4.0	3.6	—	2.0
Electronic Equipment, Instruments & Components	6.4	2.6	2.6	4.3	2.3
Energy Equipment & Services	—	—	—	0.6	—
Entertainment	—	8.0	5.5	6.2	2.9
Food & Staples Retailing	—	1.9	1.6	4.0	1.9
Food Products	—	0.8	0.8	—	—
Gas Utilities	2.8	0.8	1.3	—	—
Health Care Equipment & Supplies	2.5	3.0	2.0	—	3.6
Health Care Providers & Services	—	1.2	—	—	—
Hotels, Restaurants & Leisure	—	1.0	—	7.1	—
Household Durables	—	—	—	2.2	—
Household Products	—	—	—	—	1.5
Industrial Conglomerates	—	—	—	5.2	—
Insurance	11.2	6.8	7.4	6.8	7.8
Interactive Media & Services	5.6	2.0	4.2	—	6.7
Internet & Direct Marketing Retail	—	—	1.2	—	4.3
IT Services	4.3	0.1	1.6	—	—
Leisure Products	—	0.9	1.0	2.2	1.4
Life Sciences Tools & Services	—	—	1.1	—	—
Machinery	—	3.9	4.9	5.7	2.3
Media	—	1.4	—	—	—
Metals & Mining	2.3	2.0	1.2	—	—
Multiline Retail	—	—	1.3	—	2.0
Multi-Utilities	7.6	2.7	2.3	6.0	—
Oil, Gas & Consumable Fuels	5.6	2.1	1.6	2.9	—
Personal Products	4.7	3.3	4.9	—	1.8
Pharmaceuticals	5.7	7.2	5.9	3.7	1.6
Professional Services	—	3.8	3.3	—	9.3
Real Estate Management & Development	11.3	3.8	1.7	—	—
Road & Rail	—	1.3	1.2	—	—
Semiconductors & Semiconductor Equipment	—	1.0	—	—	7.4
Software	5.1	3.9	3.4	—	4.6
Specialty Retail	—	—	1.2	—	2.9
Technology Hardware, Storage & Peripherals	5.1	1.5	2.6	—	—
Textiles, Apparel & Luxury Goods	—	—	—	—	2.4
Trading Companies & Distributors	2.2	1.4	1.2	—	2.9
Transportation Infrastructure	—	0.7	0.5	—	—

Water Utilities	—	—	0.4	—	—
Wireless Telecommunication Services	—	—	—	2.5	—
Subtotal	98.1	98.1	95.7	98.9	96.3
Short-Term Investments	2.0	1.7	5.2	0.5	1.3
Total Investments	100.1%	99.8%	100.9%	99.4%	97.6%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio	Lazard Emerging Markets Debt Portfolio	Lazard Global Fixed Income Portfolio
Common & Preferred Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	—%	3.1%	2.2%	—%	—%
Air Freight & Logistics	1.0	—	0.3	—	—
Airlines	—	1.5	—	—	—
Auto Components	0.8	—	—	—	—
Automobiles	—	4.4	—	—	3.2
Banks	3.6	5.3	2.5	3.1	5.4
Beverages	4.0	4.4	1.0	—	2.4
Biotechnology	—	2.0	2.1	—	—
Building Products	3.9	—	—	—	—
Capital Markets	6.2	3.9	2.9	—	2.1
Chemicals	2.5	1.1	0.2	—	—
Commercial Services & Suppliers	2.2	—	1.6	—	—
Communications Equipment	—	—	1.4	—	—
Construction & Engineering	1.2	—	0.5	—	—
Construction Materials	—	—	0.2	—	—
Consumer Finance	—	—	—	—	1.2
Containers & Packaging	—	—	2.3	—	0.5
Distributors	—	—	0.5	—	—
Diversified Consumer Services	—	—	—	—	0.6
Diversified Financial Services	1.6	—	0.1	—	1.7
Diversified Telecommunication Services	1.6	—	3.3	—	2.4
Electric Utilities	—	3.2	2.3	—	—
Electrical Equipment	1.1	4.8	—	—	1.3
Electronic Equipment, Instruments & Components	0.9	1.0	0.5	—	—
Energy Equipment & Services	0.5	—	—	—	—
Entertainment	2.5	7.9	1.2	—	—
Equity Real Estate Investment Trusts (REITs)	3.3	—	0.7	—	0.5
Food & Staples Retailing	1.6	2.0	7.6	—	—
Food Products	1.1	1.2	7.3	—	—
Gas Utilities	1.5	—	0.9	—	—
Health Care Equipment & Supplies	2.2	2.7	2.8	—	—
Health Care Providers & Services	1.4	—	2.5	—	0.6
Health Care Technology	1.0	—	—	—	—
Hotels, Restaurants & Leisure	2.7	2.8	1.8	—	2.7
Household Durables	1.9	—	—	—	—
Household Products	—	—	6.0	—	1.0
Independent Power & Renewable Electricity Producers	0.8	—	0.7	—	—
Industrial Conglomerates	0.7	—	1.0	—	—
Insurance	—	7.6	1.2	—	—
Interactive Media & Services	4.0	1.6	1.0	—	1.0
Internet & Direct Marketing Retail	0.6	2.0	0.3	—	1.0
IT Services	2.3	2.2	3.5	—	—
Leisure Products	—	1.3	—	—	—
Life Sciences Tools & Services	—	—	1.5	—	—
Machinery	3.7	6.1	0.7	—	1.0
Media	0.9	1.3	2.6	—	—
Metals & Mining	1.0	2.8	0.7	0.4	—
Multiline Retail	1.0	0.5	2.7	—	—
Multi-Utilities	—	2.3	1.5	—	—

Oil, Gas & Consumable Fuels	—	1.6	—	4.9	—
Personal Products	—	3.2	0.9	—	1.3
Pharmaceuticals	4.4	3.5	10.9	—	1.7
Professional Services	3.2	1.8	0.3	—	—
Real Estate Management & Development	10.0	3.4	1.1	—	—
Road & Rail	—	—	2.0	—	—
Semiconductors & Semiconductor Equipment	1.7	1.0	0.7	—	—
Software	5.8	2.4	3.0	—	2.0
Specialty Retail	3.0	1.7	2.2	—	1.5
Technology Hardware, Storage & Peripherals	—	—	0.6	—	2.4
Thrifts & Mortgage Finance	—	0.8	—	0.2	—
Tobacco	—	—	0.7	—	—
Trading Companies & Distributors	2.4	—	0.3	—	0.5
Water Utilities	1.4	—	—	—	—
Wireless Telecommunication Services	—	—	2.6	—	1.1
Subtotal	97.2	98.4	97.4	8.6	39.1
Foreign Government Obligations	—	—	—	85.0	40.9
Supranational Bonds	—	—	—	0.1	10.6
Municipal Bonds	—	—	—	—	1.6
US Treasury Securities	—	—	—	—	3.2
Short-Term Investments	0.4	1.5	2.3	5.6	7.1
Total Investments	97.6%	99.9%	99.7%	99.3%	102.5%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Global Dynamic Multi-Asset Portfolio	Lazard Real Assets Portfolio
Common & Preferred Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	0.6%	—%
Air Freight & Logistics	0.1	—
Auto Components	0.2	—
Automobiles	2.0	—
Banks	4.9	—
Beverages	2.2	—
Biotechnology	0.4	—
Building Products	0.2	—
Capital Markets	2.8	—
Chemicals	0.5	0.3
Commercial Services & Suppliers	0.1	—
Communications Equipment	0.5	—
Construction & Engineering	—	4.7
Construction Materials	—	0.2
Consumer Finance	0.7	—
Containers & Packaging	0.2	—
Diversified Financial Services	1.0	—
Diversified Telecommunication Services	1.9	—
Electric Utilities	0.5	3.0
Electrical Equipment	1.6	—
Electronic Equipment, Instruments & Components	0.4	—
Entertainment	0.7	—
Equity Real Estate Investment Trusts (REITs)	0.5	25.2
Food & Staples Retailing	1.2	—
Food Products	0.5	0.3
Gas Utilities	0.1	4.2
Health Care Equipment & Supplies	0.8	—
Health Care Providers & Services	1.4	—
Hotels, Restaurants & Leisure	2.6	0.8
Household Products	2.0	—
Independent Power & Renewable Electricity Producers	0.2	—
Industrial Conglomerates	0.4	—
Insurance	1.3	—
Interactive Media & Services	2.2	—
Internet & Direct Marketing Retail	1.9	—
IT Services	1.9	—
Leisure Products	0.5	—
Life Sciences Tools & Services	1.5	—
Machinery	1.5	—
Media	0.2	1.2
Metals & Mining	0.4	0.7
Multiline Retail	0.7	—
Multi-Utilities	0.2	6.2
Oil, Gas & Consumable Fuels	0.5	—
Personal Products	1.6	—
Pharmaceuticals	3.9	—
Professional Services	1.0	—
Real Estate Management & Development	0.4	9.6

Road & Rail	0.8	3.5
Semiconductors & Semiconductor Equipment	1.6	—
Software	4.3	—
Specialty Retail	2.3	—
Technology Hardware, Storage & Peripherals	3.5	—
Tobacco	0.1	—
Trading Companies & Distributors	0.1	—
Transportation Infrastructure	—	6.4
Water Utilities	—	3.1
Wireless Telecommunication Services	1.2	—
Subtotal	64.8	69.4
Foreign Government Obligations	20.0	—
Exchange Traded Funds	5.0	5.1
Supranational Bonds	4.6	—
Municipal Bonds	0.7	—
US Treasury Securities	3.0	—
Short-Term Investments	2.6	22.3
Total Investments	100.7%	96.8%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Portfolio holdings by industry (as a percentage of net assets), for the Portfolio previously presented by country (concluded):

Industry†	Long	Short
Common Stocks & Preferred Stocks and Convertible Corporate Bonds
Aerospace & Defense	1.4%	-0.3%
Air Freight & Logistics	3.5	-1.8
Airlines	2.6	-1.8
Automobiles	1.0	-0.6
Banks	1.3	—
Biotechnology	13.1	-4.7
Building Products	1.5	-0.5
Consumer Finance	5.9	-2.0
Diversified Consumer Services	1.1	-0.3
Diversified Financial Services	1.9	-0.4
Diversified Telecommunication Services	0.8	-0.1
Electronic Equipment, Instruments & Components	6.0	-2.0
Energy Equipment & Services	0.9	-0.1
Entertainment	3.5	-2.8
Equity Real Estate Investment Trusts (REITs)	2.2	-1.9
Food & Staples Retailing	0.8	-0.1
Health Care Equipment & Supplies	9.0	-4.8
Health Care Providers & Services	2.2	-1.2
Health Care Technology	2.9	-1.6
Hotels, Restaurants & Leisure	6.1	-3.7
Interactive Media & Services	3.0	-2.0
Internet & Direct Marketing Retail	1.2	-0.5
IT Services	11.4	-4.5
Life Sciences Tools & Services	1.0	-0.1
Machinery	3.1	-1.1
Media	7.4	-0.9
Metals & Mining	1.0	-0.3
Mortgage Real Estate Investment Trusts (REITs)	5.7	-0.8
Oil, Gas & Consumable Fuels	1.6	0.0
Personal Products	2.1	-0.9
Pharmaceuticals	10.7	-2.8
Professional Services	1.1	-0.7
Real Estate Management & Development	4.2	-2.6
Semiconductors & Semiconductor Equipment	7.0	-3.3
Software	22.4	-9.4
Specialty Retail	3.4	-2.7
Technology Hardware, Storage & Peripherals	1.4	-0.3
Textiles, Apparel & Luxury Goods	1.0	-0.6
Tobacco	1.1	-0.3
Subtotal	157.5	-64.5
Exchange-Traded Funds	—	-2.0
Short-Term Investments	4.7	—
Total Investments	162.2%	-66.5%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Item 2. Controls and Procedures.

(a)   The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date:	November 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date:	November 27, 2020

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date:	November 27, 2020